TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 100.1% of Net Assets
CORPORATE BONDS — 16.2%
Aerospace/Defense — 0.2%
General Electric Co. 4.59% (3 mo. USD Term SOFR + 0.742%)(1)	08/15/36		$1,195,000	$1,132,812

Agriculture — 0.2%
Imperial Brands Finance PLC (United Kingdom)
3.88% (2)	07/26/29		35,000	34,463
4.50% (2)	06/30/28		1,060,000	1,069,667

				1,104,130

Airlines — 0.2%
United Airlines Pass-Through Trust Series 2023-1, Class A 5.80%	07/15/37		906,075	948,053

Auto Manufacturers — 0.1%
Volkswagen Group of America Finance LLC (Germany) 5.65% (2)	03/25/32		15,000	15,571
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(1),(3),(4)	09/06/32	EUR	300,000	417,735

				433,306

Auto Parts & Equipment — 0.0%
Robert Bosch GmbH (Germany) 4.38% (3)	06/02/43	EUR	100,000	118,587

Banks — 3.9%
Bank of America Corp.
1.66% (1 day USD SOFR + 0.910%)(1)	03/11/27		3,625,000	3,615,611
1.73% (1 day USD SOFR + 0.960%)(1)	07/22/27		1,130,000	1,118,203
1.92% (1 day USD SOFR + 1.370%)(1)	10/24/31		345,000	308,734
2.50% (3 mo. USD Term SOFR + 1.252%)(1)	02/13/31		455,000	424,242
2.57% (1 day USD SOFR + 1.210%)(1)	10/20/32		310,000	279,787
Citigroup, Inc.
2.52% (1 day USD SOFR + 1.177%)(1)	11/03/32		185,000	165,649
3.89% (3 mo. USD Term SOFR + 1.825%)(1)	01/10/28		45,000	44,946
5.33% (1 day USD SOFR + 1.465%)(1)	03/27/36		140,000	142,768
Goldman Sachs Group, Inc.
1.43% (1 day USD SOFR + 0.798%)(1)	03/09/27		4,260,000	4,248,455
5.02% (1 day USD SOFR + 1.420%)(1)	10/23/35		5,000	5,002
5.54% (1 day USD SOFR + 1.380%)(1)	01/28/36		150,000	155,166
HSBC Holdings PLC (United Kingdom) 2.36% (1 day USD SOFR + 1.947%)(1)	08/18/31		110,000	100,304
JPMorgan Chase & Co.
1.95% (1 day USD SOFR + 1.065%)(1)	02/04/32		145,000	129,162
2.74% (3 mo. USD Term SOFR + 1.510%)(1)	10/15/30		1,070,000	1,017,260
4.20% (3 mo. USD Term SOFR + 1.522%)(1)	07/23/29		935,000	938,646
5.50% (1 day USD SOFR + 1.315%)(1)	01/24/36		45,000	46,832
Morgan Stanley
1.51% (1 day USD SOFR + 0.858%)(1)	07/20/27		1,145,000	1,131,913
2.51% (1 day USD SOFR + 1.200%)(1)	10/20/32		225,000	201,958
Morgan Stanley Private Bank NA
4.20% (1 day USD SOFR + 0.780%)(1)	11/17/28		1,255,000	1,258,765
4.73% (1 day USD SOFR + 1.080%)(1)	07/18/31		315,000	319,221
PNC Financial Services Group, Inc. 5.68% (1 day USD SOFR + 1.902%)(1)	01/22/35		20,000	20,989
Santander U.K. Group Holdings PLC (United Kingdom) 1.67% (1 day USD SOFR + 0.989%)(1)	06/14/27		491,000	486,723
Wells Fargo & Co.
3.58% (3 mo. USD Term SOFR + 1.572%)(1)	05/22/28		260,000	258,601
4.90% (1 day USD SOFR + 2.100%)(1)	07/25/33		315,000	318,994
5.15% (1 day USD SOFR + 1.500%)(1)	04/23/31		820,000	844,748
5.24% (1 day USD SOFR + 1.110%)(1)	01/24/31		770,000	795,756

				18,378,435

Chemicals — 0.3%
International Flavors & Fragrances, Inc.
2.30% (2)	11/01/30		1,185,000	1,071,820
3.27% (2)	11/15/40		235,000	181,298

				1,253,118

Commercial Services — 0.0%
AA Bonds Co. Ltd. 5.50% (3)	07/31/50	GBP	105,000	143,792

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 3.00%	10/29/28		2,785,000	2,702,369
Air Lease Corp.
3.63%	12/01/27		400,000	396,628
4.63%	10/01/28		1,500,000	1,511,295
American Express Co. 4.92% (1 day USD SOFR + 1.220%)(1)	07/20/33		415,000	420,681
Avolon Holdings Funding Ltd. (Ireland) 2.53% (2)	11/18/27		389,000	378,198

				5,409,171

Electric — 1.8%
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(1)	04/01/56		370,000	367,702
American Electric Power Co., Inc. 5.80% (5 yr. CMT + 2.128%)(1)	03/15/56		200,000	200,086

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Electric (Continued)
6.05% (5 yr. CMT + 1.940%)(1)	03/15/56		$840,000	$834,708
Appalachian Power Co. 5.65%	04/01/34		1,025,000	1,069,772
Ausgrid Finance Pty. Ltd. 5.95% (3)	12/10/35	AUD	210,000	147,517
CenterPoint Energy, Inc. 5.95% (5 yr. CMT + 2.223%)(1)	04/01/56		375,000	378,034
Dominion Energy, Inc.
6.00% (5 yr. CMT + 2.262%)(1)	02/15/56		500,000	504,900
6.20% (5 yr. CMT + 2.006%)(1)	02/15/56		560,000	562,464
Duke Energy Progress LLC 3.70%	10/15/46		1,000,000	767,700
Electricite de France SA
2.00% (3)	12/09/49	EUR	400,000	286,054
4.75% (3)	06/17/44	EUR	400,000	479,843
7.38% (5 yr. U.K. Government Bond + 3.775%)(1),(3),(4)	06/17/35	GBP	200,000	287,887
Elia Group SA (Belgium) 3.88% (3)	06/11/31	EUR	200,000	243,714
EnBW International Finance BV 5.79% (3)	02/26/36	AUD	210,000	145,749
Entergy Corp. 6.10% (5 yr. CMT + 2.013%)(1)	06/15/56		555,000	555,128
NSW Electricity Networks Finance Pty. Ltd. 6.30% (3 mo. AUD Bank Bill Swap + 2.200%)(1),(3)	11/20/55	AUD	160,000	111,712
Southern Co. 3.75% (5 yr. CMT + 2.915%)(1)	09/15/51		925,000	917,767
Tennet Netherlands BV 4.75% (3)	10/28/42	EUR	415,000	534,845

				8,395,582

Engineering & Construction — 0.1%
Heathrow Funding Ltd. (United Kingdom) 4.50% (3)	07/11/35	EUR	310,000	390,753
Sydney Airport Finance Co. Pty. Ltd. (Australia) 5.90% (3)	04/19/34	AUD	140,000	99,164

				489,917

Entertainment — 0.1%
Flutter Treasury DAC 6.13% (3)	06/04/31	GBP	185,000	258,510

Food — 0.7%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%	02/02/29		240,000	232,037
6.50%	12/01/52		600,000	625,104
6.75%	03/15/34		882,000	972,749
Smithfield Foods, Inc. 2.63% (2)	09/13/31		1,565,000	1,387,748

				3,217,638

Gas — 0.3%
KeySpan Gas East Corp. 3.59% (2)	01/18/52		650,000	436,345
National Gas Transmission PLC (United Kingdom) 4.25% (3)	04/05/30	EUR	540,000	671,301
Redexis SA (Spain) 4.38% (3)	05/30/31	EUR	100,000	122,603

				1,230,249

Health Care-Products — 0.2%
Medline Borrower LP 3.88% (2)	04/01/29		1,120,000	1,096,626
Sartorius Finance BV (Germany) 4.50% (3)	09/14/32	EUR	100,000	125,050

				1,221,676

Health Care-Services — 1.2%
Centene Corp. 3.00%	10/15/30		1,683,000	1,507,278
Cigna Group 5.25%	01/15/36		770,000	780,672
Elevance Health, Inc. 5.38%	06/15/34		435,000	447,236
Fresenius Medical Care U.S. Finance III, Inc. (Germany) 1.88% (2)	12/01/26		1,000,000	981,360
Humana, Inc. 5.55%	05/01/35		1,125,000	1,128,454
UnitedHealth Group, Inc. 5.63%	07/15/54		745,000	725,563

				5,570,563

Insurance — 0.4%
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53		2,065,000	2,030,411
Teachers Insurance & Annuity Association of America 4.27% (2)	05/15/47		130,000	107,430

				2,137,841

Internet — 0.3%
Alphabet, Inc. 3.50%	11/06/38	EUR	175,000	202,295
Meta Platforms, Inc. 5.63%	11/15/55		1,470,000	1,397,647

				1,599,942

Lodging — 0.1%
Las Vegas Sands Corp. 6.00%	06/14/30		555,000	579,242

Media — 0.4%
Time Warner Cable LLC
4.50%	09/15/42		1,475,000	1,145,412
5.50%	09/01/41		933,000	818,474

				1,963,886

Miscellaneous Manufacturers — 0.1%
Dyno Nobel Ltd. (Australia) 5.40%	11/08/32	AUD	140,000	96,177
Smiths Group PLC 3.63% (3)	11/13/33	EUR	185,000	218,336

				314,513

Oil & Gas — 0.0%
Petroleos Mexicanos 6.75%	09/21/47		181,000	149,376

Packaging & Containers — 0.3%
Amcor Flexibles North America, Inc. 5.10%	03/17/30		235,000	241,479

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Packaging & Containers (Continued)
Amcor U.K. Finance PLC 3.75%	02/20/33	EUR	135,000	$160,553
Amcor U.K. Finance PLC (Australia) 3.95%	05/29/32	EUR	515,000	626,204
Berry Global, Inc. 4.88% (2)	07/15/26		270,000	270,135

				1,298,371

Pharmaceuticals — 0.4%
Bayer U.S. Finance II LLC (Germany)
4.38% (2)	12/15/28		1,023,000	1,026,447
4.88% (2)	06/25/48		865,000	739,082
CVS Health Corp. 4.78%	03/25/38		185,000	173,530

				1,939,059

Pipelines — 0.3%
Southern Natural Gas Co. LLC 7.35%	02/15/31		1,380,000	1,535,871

Real Estate — 0.1%
LEG Immobilien SE (Germany) 1.50% (3)	01/17/34	EUR	100,000	99,091
Vonovia SE (Germany) 5.72% (3)	09/03/35	AUD	220,000	149,446

				248,537

REIT — 1.9%
American Assets Trust LP 3.38%	02/01/31		505,000	460,908
American Homes 4 Rent LP 3.38%	07/15/51		300,000	201,048
American Tower Corp.
2.90%	01/15/30		750,000	712,350
4.70%	12/15/32		460,000	460,589
CubeSmart LP 3.00%	02/15/30		317,000	300,611
Digital Dutch Finco BV 1.25% (3)	02/01/31	EUR	560,000	601,942
Equinix Europe 2 Financing Corp. LLC (REIT) 3.63%	11/22/34	EUR	465,000	538,578
Extra Space Storage LP
2.40%	10/15/31		475,000	422,361
3.90%	04/01/29		250,000	247,350
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31		170,000	162,777
5.75%	06/01/28		1,600,000	1,640,624
Healthcare Realty Holdings LP 2.05%	03/15/31		164,000	143,559
Hudson Pacific Properties LP
3.25%	01/15/30		298,000	253,103
4.65%	04/01/29		2,000	1,835
Invitation Homes Operating Partnership LP 2.00%	08/15/31		496,000	432,200
LXP Industrial Trust 2.38%	10/01/31		1,592,000	1,395,977
Prologis Euro Finance LLC 4.25%	01/31/43	EUR	450,000	523,319
Rexford Industrial Realty LP 2.15%	09/01/31		25,000	21,943
VICI Properties LP/VICI Notes Co., Inc.
3.88% (2)	02/15/29		325,000	319,378
4.13% (2)	08/15/30		41,000	39,797

				8,880,249

Semiconductors — 0.1%
Foundry JV Holdco LLC 5.50% (2)	01/25/31		140,000	145,141
Intel Corp. 3.73%	12/08/47		305,000	220,070

				365,211

Software — 0.5%
Fiserv, Inc.
5.25%	08/11/35		535,000	531,517
5.45%	03/15/34		105,000	106,230
5.63%	08/21/33		450,000	462,834
Oracle Corp.
3.60%	04/01/50		285,000	177,811
3.80%	11/15/37		175,000	141,029
3.95%	03/25/51		205,000	134,601
4.80%	08/03/28		375,000	377,647
5.88%	09/26/45		615,000	553,002

				2,484,671

Telecommunications — 0.5%
Global Switch Finance BV (United Kingdom) 1.38% (3)	10/07/30	EUR	695,000	779,985
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15% (2)	09/20/29		1,127,250	1,135,220
T-Mobile USA, Inc. 5.05%	07/15/33		350,000	355,764

				2,270,969

Transportation — 0.1%
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	420,000	270,801

Water — 0.3%
DWR Cymru Financing U.K. PLC 2.38% (3)	03/31/34	GBP	255,000	269,490
DWR Cymru Financing U.K. PLC (United Kingdom) 6.25% (3)	09/08/37	GBP	185,000	259,759
Suez SACA (France) 2.88% (3)	05/24/34	EUR	400,000	445,952
United Utilities Water Finance PLC (United Kingdom) 3.75% (3)	05/23/34	EUR	190,000	226,868
Yorkshire Water Finance PLC (United Kingdom) 6.38% (3)	11/18/34	GBP	230,000	326,885

				1,528,954

Total Corporate Bonds (Cost: $76,337,261)				76,873,032

MUNICIPAL BONDS — 0.3%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds 2.00%	08/01/35		1,000,000	796,317
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds 3.26%	05/15/60		1,060,000	681,964

Total Municipal Bonds (Cost: $2,000,087)				1,478,281

ASSET-BACKED SECURITIES — 7.2%
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94% (2)	08/15/46		690,000	680,250
Ballyrock CLO 20 Ltd. Series 2022-20A, Class A1A3 (I/O) (I/F) 0.00% (-3 mo. USD Term SOFR + 1.050%)(1),(2),(5)	10/15/36		1,200,000	1,200,300

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
BlueMountain CLO Ltd. Series 2015-4A, Class CR2 4.97% (3 mo. USD Term SOFR + 1.300%)(1),(2)	04/20/30	$400,000	$400,900
Cedar Funding VI CLO Ltd. Series 2016-6A, Class AR3 4.76% (3 mo. USD Term SOFR + 1.090%)(1),(2)	04/20/34	1,200,000	1,200,451
Cloud Capital Holdco LP Series 2024-1A, Class A2 5.78% (2)	11/22/49	925,000	931,013
Clover CLO LLC Series 2018-1A, Class A1RR 5.20% (3 mo. USD Term SOFR + 1.530%)(1),(2)	04/20/37	2,190,000	2,196,042
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2 5.00% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31	807,069	807,681
HPS Loan Management Ltd. Series 2021-16A, Class A1R 4.78% (3 mo. USD Term SOFR + 1.110%)(1),(2)	01/23/35	1,100,000	1,101,310
JGWPT XXX LLC Series 2013-3A, Class A 4.08% (2)	01/17/73	812,901	780,534
LCM 37 Ltd. Series 37A, Class A1R 4.73% (3 mo. USD Term SOFR + 1.060%)(1),(2)	04/15/34	1,962,939	1,963,883
LCM Loan Income Fund I Ltd. Series 1A, Class B 5.38% (3 mo. USD Term SOFR + 1.712%)(1),(2)	04/20/31	46,949	47,013
Magnetite XXIII Ltd. Series 2019-23A, Class AR2 (I/O) (I/F) 0.00% (-3 mo. USD Term SOFR + 0.990%)(1),(2),(5)	01/25/35	1,200,000	1,200,300
Navient Private Education Refi Loan Trust Series 2021-GA, Class A 1.58% (2)	04/15/70	1,879,533	1,718,379
Octagon 57 Ltd. Series 2021-1A, Class AR 4.74% (3 mo. USD Term SOFR + 1.070%)(1),(2)	10/15/34	1,335,000	1,335,625
Park Avenue Institutional Advisers CLO Ltd. Series 2019-2A, Class A1RR (I/O) (I/F) 0.00% (-3 mo. USD Term SOFR + 1.050%)(1),(2),(5)	10/15/34	1,200,000	1,200,660
Park Avenue Institutional Advisers CLO Ltd. Series 2021-2A, Class A1R 4.72% (3 mo. USD Term SOFR + 1.050%)(1),(2)	07/15/34	1,235,000	1,235,809
Rad CLO 21 Ltd. Series 2023-21A, Class A1R 4.74% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/25/37	1,100,000	1,100,278
Rockford Tower CLO Ltd. Series 2019-1A, Class AR2 4.77% (3 mo. USD Term SOFR + 1.100%)(1),(2)	04/20/34	1,450,000	1,451,772
Skyline Aviation, Inc. Class A 3.23% (6)	07/03/38	3,558,969	3,367,674
SLM Student Loan Trust Series 2003-7A, Class A5A 5.59% (90 day USD SOFR Average + 1.462%)(1),(2)	12/15/33	990,380	980,905
SLM Student Loan Trust Series 2008-2, Class B 5.35% (90 day USD SOFR Average + 1.462%)(1)	01/25/83	710,000	752,098
SLM Student Loan Trust Series 2008-3, Class B 5.35% (90 day USD SOFR Average + 1.462%)(1)	04/26/83	710,000	735,656
SLM Student Loan Trust Series 2008-4, Class A4 5.80% (90 day USD SOFR Average + 1.912%)(1)	07/25/22	1,158,754	1,162,274
SLM Student Loan Trust Series 2008-4, Class B 6.00% (90 day USD SOFR Average + 2.112%)(1)	04/25/73	710,000	749,836
SLM Student Loan Trust Series 2008-5, Class B 6.00% (90 day USD SOFR Average + 2.112%)(1)	07/25/73	710,000	750,781
SLM Student Loan Trust Series 2008-6, Class B 6.00% (90 day USD SOFR Average + 2.112%)(1)	07/26/83	710,000	735,473
SLM Student Loan Trust Series 2008-7, Class B 6.00% (90 day USD SOFR Average + 2.112%)(1)	07/26/83	710,000	709,321
Symphony CLO XXIV Ltd. Series 2020-24A, Class A1R 4.80% (3 mo. USD Term SOFR + 1.130%)(1),(2)	10/23/35	1,350,000	1,351,145
Thompson Park CLO Ltd. Series 2021-1A, Class A1R 4.72% (3 mo. USD Term SOFR + 1.050%)(1),(2)	04/15/34	1,100,000	1,100,704
Trinitas CLO XX Ltd. Series 2022-20A, Class A1R 4.71% (3 mo. USD Term SOFR + 1.040%)(1),(2)	07/20/35	1,200,000	1,200,845

Total Asset-Backed Securities (Cost: $34,086,048)			34,148,912

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.0%
ALA Trust Series 2025-OANA, Class C 5.77% (1 mo. USD Term SOFR + 2.092%)(1),(2)	06/15/40	1,400,000	1,413,066
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A 4.09% (2),(7)	08/10/38	1,930,000	1,894,469
BX Trust Series 2019-OC11, Class A 3.20% (2)	12/09/41	1,485,000	1,415,525
BX Trust Series 2025-ARIA, Class B 5.18% (2),(7)	12/13/42	950,000	962,805
BX Trust Series 2025-VOLT, Class B 5.78% (1 mo. USD Term SOFR + 2.100%)(1),(2)	12/15/44	700,000	704,967

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
CSAIL Commercial Mortgage Trust Series 2020-C19, Class A3 2.56%	03/15/53	$3,004,000	$2,746,412
DGWD Trust Series 2025-INFL, Class B 5.48% (1 mo. USD Term SOFR + 1.800%)(1),(2)	08/15/35	1,200,000	1,205,040
Extended Stay America Trust Series 2025-ESH, Class B 5.28% (1 mo. USD Term SOFR + 1.600%)(1),(2)	10/15/42	1,145,000	1,151,101
Hilton USA Trust Series 2025-NVIL, Class A 5.42% (1 mo. USD Term SOFR + 1.743%)(1),(2)	07/15/42	800,000	804,299
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.23% (2)	07/10/39	2,185,000	2,095,837
Hudson Yards Mortgage Trust Series 2019-55HY, Class A 2.94% (2),(7)	12/10/41	1,180,000	1,114,972
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A 3.40% (2)	06/05/39	1,160,000	1,102,368
LoanCore Issuer LLC Series 2025-CRE9, Class AS 5.38% (1 mo. USD Term SOFR + 1.700%)(1),(2)	08/18/42	475,000	476,040
One Bryant Park Trust Series 2019-OBP, Class A 2.52% (2)	09/15/54	1,495,000	1,393,994
SCG Trust Series 2025-SNIP, Class B 5.33% (1 mo. USD Term SOFR + 1.650%)(1),(2)	09/15/42	1,430,000	1,438,090
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1 3.87% (2),(7)	01/05/43	1,710,000	1,494,389
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B 4.14% (2),(7)	01/05/43	70,000	61,852
Starwood LLC Series 2025-FL4, Class AS 5.38% (1 mo. USD Term SOFR + 1.700%)(1),(2)	11/19/42	1,170,000	1,171,761
WBHT Commercial Mortgage Trust Series 2025-WBM, Class A 5.42% (1 mo. USD Term SOFR + 1.742%)(1),(2)	06/15/42	1,235,000	1,242,351

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $24,410,350)			23,889,338

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 35.7%
Federal Home Loan Mortgage Corp., Pool #A97179 4.50%	03/01/41	714,181	719,491
Federal Home Loan Mortgage Corp., Pool #G06360 4.00%	03/01/41	828,748	813,979
Federal Home Loan Mortgage Corp., Pool #G06498 4.00%	04/01/41	568,761	558,622
Federal Home Loan Mortgage Corp., Pool #G06499 4.00%	03/01/41	368,497	361,933
Federal Home Loan Mortgage Corp., Pool #G07849 3.50%	05/01/44	495,756	474,020
Federal Home Loan Mortgage Corp., Pool #G08710 3.00%	06/01/46	938,377	854,417
Federal Home Loan Mortgage Corp., Pool #G08711 3.50%	06/01/46	1,502,380	1,413,418
Federal Home Loan Mortgage Corp., Pool #G08715 3.00%	08/01/46	1,828,424	1,664,827
Federal Home Loan Mortgage Corp., Pool #G08716 3.50%	08/01/46	1,022,756	962,195
Federal Home Loan Mortgage Corp., Pool #G08721 3.00%	09/01/46	1,461,841	1,331,044
Federal Home Loan Mortgage Corp., Pool #G08722 3.50%	09/01/46	408,851	384,641
Federal Home Loan Mortgage Corp., Pool #G08726 3.00%	10/01/46	1,413,897	1,287,390
Federal Home Loan Mortgage Corp., Pool #G08732 3.00%	11/01/46	1,419,840	1,292,801
Federal Home Loan Mortgage Corp., Pool #G08816 3.50%	06/01/48	205,997	193,020
Federal Home Loan Mortgage Corp., Pool #G08826 5.00%	06/01/48	186,029	189,535
Federal Home Loan Mortgage Corp., Pool #G08843 4.50%	10/01/48	724,203	720,020
Federal Home Loan Mortgage Corp., Pool #G60038 3.50%	01/01/44	716,064	680,556
Federal Home Loan Mortgage Corp., Pool #G60344 4.00%	12/01/45	360,392	351,714
Federal Home Loan Mortgage Corp., Pool #G67706 3.50%	12/01/47	420,097	396,808
Federal Home Loan Mortgage Corp., Pool #G67707 3.50%	01/01/48	4,623,166	4,376,537
Federal Home Loan Mortgage Corp., Pool #G67718 4.00%	01/01/49	1,058,801	1,029,932
Federal Home Loan Mortgage Corp., Pool #Q05261 3.50%	12/01/41	669,289	644,037
Federal Home Loan Mortgage Corp., Pool #Q20178 3.50%	07/01/43	1,427,547	1,367,277
Federal Home Loan Mortgage Corp., Pool #SD0231 3.00%	01/01/50	3,276,919	2,965,592
Federal Home Loan Mortgage Corp., Pool #SD8178 2.50%	11/01/51	4,461,072	3,814,299
Federal Home Loan Mortgage Corp., Pool #SD8238 4.50%	08/01/52	1,429,280	1,405,872
Federal Home Loan Mortgage Corp., Pool #SD8257 4.50%	10/01/52	1,038,764	1,021,558
Federal Home Loan Mortgage Corp., Pool #SD8266 4.50%	11/01/52	421,810	414,784
Federal Home Loan Mortgage Corp., Pool #SL1660 4.50%	10/01/53	862,408	848,124
Federal Home Loan Mortgage Corp., Pool #ZM1779 3.00%	09/01/46	885,762	805,551
Federal Home Loan Mortgage Corp., Pool #ZT1703 4.00%	01/01/49	720,886	700,411
Federal Home Loan Mortgage Corp. REMICS Series 2439, Class KZ 6.50%	04/15/32	33,196	34,726
Federal Home Loan Mortgage Corp. REMICS Series 2575, Class FD (PAC) 4.27% (30 day USD SOFR Average + 0.564%)(1)	02/15/33	97,182	97,321
Federal Home Loan Mortgage Corp. REMICS Series 2662, Class MT (TAC) 4.50%	08/15/33	29,636	29,852
Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F) 2.59% (-30 day USD SOFR Average + 6.296%)(1)	05/15/37	2,794	164

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal Home Loan Mortgage Corp. REMICS Series 3339, Class JS (I/O) (I/F) 17.99% (-30 day USD SOFR Average + 42.091%)(1)	07/15/37	$114,523	$160,757
Federal Home Loan Mortgage Corp. REMICS Series 3351, Class ZC 5.50%	07/15/37	102,762	106,215
Federal Home Loan Mortgage Corp. REMICS Series 3380, Class SM (I/O) (I/F) 2.59% (-30 day USD SOFR Average + 6.296%)(1)	10/15/37	150,472	13,924
Federal Home Loan Mortgage Corp. REMICS Series 3382, Class FL 4.52% (30 day USD SOFR Average + 0.814%)(1)	11/15/37	35,092	35,385
Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F) 2.08% (-30 day USD SOFR Average + 5.786%)(1)	04/15/38	639,864	39,623
Federal Home Loan Mortgage Corp. REMICS Series 3578, Class DI (I/O) (I/F) 2.83% (-30 day USD SOFR Average + 6.536%)(1)	04/15/36	211,535	18,951
Federal Home Loan Mortgage Corp. REMICS Series 4818, Class CA 3.00%	04/15/48	347,023	312,763
Federal National Mortgage Association, Pool #596686 6.50%	11/01/31	3,094	3,243
Federal National Mortgage Association, Pool #727575 5.00%	06/01/33	9,204	9,374
Federal National Mortgage Association, Pool #748751 5.50%	10/01/33	26,747	27,557
Federal National Mortgage Association, Pool #AL0209 4.50%	05/01/41	201,233	202,497
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	185,263	197,240
Federal National Mortgage Association, Pool #AN0245 3.42%	11/01/35	1,498,562	1,447,400
Federal National Mortgage Association, Pool #AS9830 4.00%	06/01/47	410,072	396,710
Federal National Mortgage Association, Pool #BN7755 3.00%	09/01/49	2,074,118	1,877,064
Federal National Mortgage Association, Pool #BQ6913 2.00%	12/01/51	1,579,090	1,289,155
Federal National Mortgage Association, Pool #BV7937 4.00%	08/01/52	3,860,046	3,699,103
Federal National Mortgage Association, Pool #BX8625 5.00%	04/01/53	4,550,842	4,560,133
Federal National Mortgage Association, Pool #CA1710 4.50%	05/01/48	946,568	939,981
Federal National Mortgage Association, Pool #CA1711 4.50%	05/01/48	682,076	677,330
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48	537,937	534,194
Federal National Mortgage Association, Pool #CB0290 2.00%	04/01/51	6,167,406	5,050,664
Federal National Mortgage Association, Pool #CB0610 2.50%	05/01/51	5,660,295	4,886,551
Federal National Mortgage Association, Pool #CB2313 2.50%	12/01/51	6,223,219	5,360,959
Federal National Mortgage Association, Pool #CB3289 2.00%	04/01/52	8,235,538	6,736,792
Federal National Mortgage Association, Pool #FM2318 3.50%	09/01/49	210,441	197,507
Federal National Mortgage Association, Pool #FM2870 3.00%	03/01/50	1,407,296	1,273,594
Federal National Mortgage Association, Pool #FS4233 4.50%	12/01/52	5,476,951	5,386,235
Federal National Mortgage Association, Pool #FS4701 4.50%	04/01/53	2,985,052	2,933,840
Federal National Mortgage Association, Pool #FS6953 4.00%	02/01/53	2,329,433	2,232,669
Federal National Mortgage Association, Pool #MA1146 4.00%	08/01/42	429,896	422,478
Federal National Mortgage Association, Pool #MA1561 3.00%	09/01/33	730,704	709,329
Federal National Mortgage Association, Pool #MA1584 3.50%	09/01/33	1,072,806	1,055,090
Federal National Mortgage Association, Pool #MA3182 3.50%	11/01/47	241,221	226,049
Federal National Mortgage Association, Pool #MA4093 2.00%	08/01/40	3,275,654	2,902,154
Federal National Mortgage Association, Pool #MA4281 2.00%	03/01/51	6,260,359	5,124,294
Federal National Mortgage Association, Pool #MA4387 2.00%	07/01/41	470,864	413,936
Federal National Mortgage Association, Pool #MA4512 2.50%	01/01/52	1,539,973	1,317,258
Federal National Mortgage Association, Pool #MA4655 4.00%	07/01/52	3,466,692	3,324,537
Federal National Mortgage Association, Pool #MA5072 5.50%	07/01/53	1,547,692	1,574,705
Federal National Mortgage Association, Pool #MA5138 5.50%	09/01/53	2,827,322	2,876,223
Federal National Mortgage Association Interest STRIPS Series 426, Class C39 (I/O) 2.00%	09/25/51	2,616,570	350,870
Federal National Mortgage Association Interest STRIPS Series 426, Class C43 (I/O) 2.00%	07/25/50	2,263,207	295,883
Federal National Mortgage Association Interest STRIPS Series 426, Class C44 (I/O) 2.00%	03/25/52	5,597,790	743,307
Federal National Mortgage Association Interest STRIPS Series 426, Class C45 (I/O) 2.00%	07/25/51	6,610,044	873,332
Federal National Mortgage Association REMICS Series 2001-14, Class SH (I/O) (I/F) 14.48% (-30 day USD SOFR Average + 27.424%)(1)	03/25/30	9,325	9,958
Federal National Mortgage Association REMICS Series 2001-34, Class FV 4.31% (30 day USD SOFR Average + 0.614%)(1)	08/25/31	22,932	22,968
Federal National Mortgage Association REMICS Series 2007-89, Class GF 4.33% (30 day USD SOFR Average + 0.634%)(1)	09/25/37	150,782	151,247
Federal National Mortgage Association REMICS Series 2008-30, Class SA (I/O) (I/F) 3.04% (-30 day USD SOFR Average + 6.736%)(1)	04/25/38	33,310	3,629

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal National Mortgage Association REMICS Series 2008-62, Class SN (I/O) (I/F) 2.39% (-30 day USD SOFR Average + 6.086%)(1)	07/25/38	$40,423	$2,818
Federal National Mortgage Association REMICS Series 2009-64, Class TB 4.00%	08/25/29	181,850	181,211
Federal National Mortgage Association REMICS Series 2009-68, Class SA (I/O) (I/F) 2.94% (-30 day USD SOFR Average + 6.636%)(1)	09/25/39	26,354	2,789
Federal National Mortgage Association REMICS Series 2010-26, Class AS (I/O) (I/F) 2.52% (-30 day USD SOFR Average + 6.216%)(1)	03/25/40	362,707	33,462
Federal National Mortgage Association REMICS Series 2011-111, Class DB 4.00%	11/25/41	875,657	862,024
Federal National Mortgage Association REMICS Series 2018-38, Class LA 3.00%	06/25/48	669,477	607,169
Federal National Mortgage Association REMICS Series 2018-43, Class CT 3.00%	06/25/48	496,281	450,180
Federal National Mortgage Association REMICS Series 2019-79, Class FA 4.31% (30 day USD SOFR Average + 0.614%)(1)	01/25/50	1,228,999	1,217,855
Federal National Mortgage Association REMICS Series 2023-39, Class AI (I/O) 2.00%	07/25/52	19,022,209	2,453,650
Federal National Mortgage Association REMICS Trust Series 2004-W10, Class A6 (PAC) 5.75%	08/25/34	415,134	423,052
Government National Mortgage Association, Pool #608259 4.50%	08/15/33	9,405	9,472
Government National Mortgage Association, Pool #782114 5.00%	09/15/36	39,055	39,980
Government National Mortgage Association, Pool #MA3521 3.50%	03/20/46	671,590	630,962
Government National Mortgage Association, Pool #MA3597 3.50%	04/20/46	651,959	612,518
Government National Mortgage Association, Pool #MA3662 3.00%	05/20/46	290,653	266,028
Government National Mortgage Association, Pool #MA3663 3.50%	05/20/46	635,259	596,828
Government National Mortgage Association, Pool #MA4127 3.50%	12/20/46	921,887	866,117
Government National Mortgage Association, Pool #MA4454 5.00%	05/20/47	221,931	227,430
Government National Mortgage Association, Pool #MA4589 5.00%	07/20/47	510,382	523,028
Government National Mortgage Association, Pool #MA4722 5.00%	09/20/47	160,758	164,554
Government National Mortgage Association, Pool #MA4777 3.00%	10/20/47	208,706	190,798
Government National Mortgage Association, Pool #MA4838 4.00%	11/20/47	473,068	456,082
Government National Mortgage Association, Pool #MA4901 4.00%	12/20/47	814,101	784,871
Government National Mortgage Association, Pool #MA5078 4.00%	03/20/48	578,098	557,885
Government National Mortgage Association, Pool #MA5399 4.50%	08/20/48	1,130,542	1,123,281
Government National Mortgage Association, Pool #MA5466 4.00%	09/20/48	39,628	38,192
Government National Mortgage Association, Pool #MA5467 4.50%	09/20/48	69,417	68,971
Government National Mortgage Association, Pool #MA6030 3.50%	07/20/49	63,267	57,910
Government National Mortgage Association, Pool #MA6209 3.00%	10/20/49	460,344	408,056
Government National Mortgage Association, Pool #MA8347 4.50%	10/20/52	2,677,509	2,643,147
Government National Mortgage Association, Pool #MA9488 5.50%	02/20/54	1,767,286	1,799,741
Government National Mortgage Association REMICS Series 2008-27, Class SI (I/O) (I/F) 2.68% (-1 mo. USD Term SOFR + 6.356%)(1)	03/20/38	108,874	10,547
Government National Mortgage Association REMICS Series 2008-81, Class S (I/O) (I/F) 2.41% (-1 mo. USD Term SOFR + 6.086%)(1)	09/20/38	411,584	36,416
Government National Mortgage Association REMICS Series 2010-1, Class S (I/O) (I/F) 1.96% (-1 mo. USD Term SOFR + 5.636%)(1)	01/20/40	625,189	49,884
Government National Mortgage Association REMICS Series 2018-124, Class NW 3.50%	09/20/48	579,339	538,628
Government National Mortgage Association, TBA
2.50% (8)	11/01/51	5,300,000	4,592,053
3.50% (8)	07/01/55	2,700,000	2,473,504
4.00% (8)	05/01/55	2,800,000	2,648,218
4.50% (8)	08/01/55	2,375,000	2,318,689
5.00% (8)	08/01/55	4,350,000	4,348,119
5.50% (8)	06/01/55	2,275,000	2,299,843
Uniform Mortgage-Backed Security, TBA
2.00% (8)	10/01/51	425,000	344,841
2.50% (8)	11/01/51	800,000	679,284
3.50% (8)	01/01/52	2,475,000	2,289,230
4.00% (8)	06/01/55	10,300,000	9,834,847
4.50% (8)	07/01/55	7,500,000	7,346,741
5.00% (8)	08/01/55	2,525,000	2,524,149
5.50% (8)	05/01/55	2,275,000	2,306,839

Total Residential Mortgage-Backed Securities Agency (Cost: $175,338,671)			170,153,018

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 8.2%
Ajax Mortgage Loan Trust Series 2019-F, Class A1 2.86% (2)	07/25/59	1,024,122	1,006,289
Angel Oak Mortgage Trust Series 2025-8, Class A1 5.41% (2)	07/25/70	1,404,365	1,418,500
Bayview MSR Opportunity Master Fund Trust Series 2021-5, Class A5 2.50% (2),(7)	11/25/51	3,054,568	2,774,750
Citigroup Mortgage Loan Trust, Inc. Series 2005-5, Class 2A2 5.75%	08/25/35	108,988	95,019

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1, Class A1 4.08% (1 mo. USD Term SOFR + 0.404%)(1),(2)	09/25/36		$2,316,843	$2,274,075
Cross Mortgage Trust Series 2025-H2, Class A1 5.36% (2),(7)	03/25/70		1,185,671	1,195,513
CSMC Trust Series 2018-RPL9, Class A 3.85% (2),(7)	09/25/57		1,655,040	1,608,825
CSMC Trust Series 2022-ATH2, Class A1 4.55% (2),(7)	05/25/67		2,487,861	2,481,836
Fremont Home Loan Trust Series 2005-E, Class 2A4 4.45% (1 mo. USD Term SOFR + 0.774%)(1)	01/25/36		2,497,426	2,435,187
GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A 3.75% (2)	10/25/57		1,111,842	1,097,713
GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A6 2.50% (2),(7)	12/25/51		2,960,989	2,683,523
GS Mortgage-Backed Securities Trust Series 2025-PJ6, Class A5 5.50% (2),(7)	11/25/55		1,302,909	1,313,506
GSAA Home Equity Trust Series 2005-11, Class 2A2 4.43% (1 mo. USD Term SOFR + 0.754%)(1)	10/25/35		208,589	232,534
IndyMac INDX Mortgage Loan Trust Series 2005-AR6, Class 2A1 4.27% (1 mo. USD Term SOFR + 0.594%)(1)	04/25/35		395,090	327,317
JPMorgan Mortgage Trust Series 2021-INV3, Class A3 2.50% (2),(7)	12/25/51		3,720,870	3,382,651
JPMorgan Mortgage Trust Series 2021-INV5, Class A3 3.00% (2),(7)	12/25/51		4,324,821	4,027,072
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-WMC2, Class M1 4.70% (1 mo. USD Term SOFR + 1.029%)(1)	07/25/34		325,336	334,024
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A 5.63% (7)	04/25/34		47,985	47,593
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M3 4.61% (1 mo. USD Term SOFR + 0.939%)(1)	07/25/35		3,194,249	3,113,069
Starwood Mortgage Residential Trust Series 2021-3, Class A1 1.13% (2),(7)	06/25/56		1,553,068	1,385,158
Structured Asset Investment Loan Trust Series 2004-6, Class A3 4.59% (1 mo. USD Term SOFR + 0.914%)(1)	07/25/34		1,113,626	1,150,409
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR15, Class A1A1 4.31% (1 mo. USD Term SOFR + 0.634%)(1)	11/25/45		3,058,030	2,894,761
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR3, Class A2 4.91% (7)	03/25/35		329,098	328,881
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 2A1 6.00%	07/25/37		32,372	29,583
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2004-2, Class A33 4.79% (1 mo. USD Term SOFR + 1.114%)(1)	10/25/34		1,442,929	1,495,554

Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $38,140,074)				39,133,342

U.S. TREASURY SECURITIES — 26.9%
U.S. Treasury Bonds
4.63%	11/15/45		17,960,000	17,470,310
4.63%	11/15/55		10,791,000	10,338,284
U.S. Treasury Notes
3.50%	01/31/28		12,825,000	12,816,984
3.75%	01/31/31		52,712,000	52,583,308
4.00%	01/31/33		16,865,000	16,837,001
4.00%	11/15/35		18,455,000	18,078,691

Total U.S. Treasury Securities (Cost: $126,335,092)				128,124,578

FOREIGN GOVERNMENT BONDS — 0.6%

Regional (State & Province) — 0.6%
New South Wales Treasury Corp.
4.75% (3)	02/20/37	AUD	1,180,000	782,795
5.25% (3)	02/24/38	AUD	625,000	428,259
Queensland Treasury Corp.
5.00% (3)	07/21/37	AUD	1,180,000	792,351
5.25% (3)	08/13/38	AUD	930,000	631,869
Treasury Corp. of Victoria 2.00%	11/20/37	AUD	590,000	286,182

				2,921,456

Total Foreign Government Bonds (Cost: $2,827,375)				2,921,456

Total Fixed Income Securities (Cost: $479,474,958)				476,721,957

CONVERTIBLE SECURITIES — 0.1%
CONVERTIBLE CORPORATE BONDS — 0.1%

Engineering & Construction — 0.1%
Cellnex Telecom SA 0.75% (3)	11/20/31	EUR	200,000	215,750

Total Convertible Corporate Bonds (Cost: $209,932)				215,750

Total Convertible Securities (Cost: $209,932)				215,750

PURCHASED OPTIONS(9) (0.0%) (Cost: $121,070)				20,943

		Shares
MONEY MARKET INVESTMENTS — 27.0%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.65%(10)			2,555,313	2,555,313
TCW Central Cash Fund, 3.65%(10),(11)			126,124,011	126,124,011

Total Money Market Investments (Cost: $128,679,324)				128,679,324

Total Investments (127.2%) (Cost: $608,485,284)				605,637,974

Liabilities In Excess Of Other Assets (-27.2%)				(129,420,228)

Net Assets (100.0%)				$476,217,746

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
509	2-Year U.S. Treasury Note Futures	03/31/26	$106,183,757	$106,122,524	$(61,233)
33	5-Year U.S. Treasury Note Futures	03/31/26	3,592,001	3,594,680	2,679
21	U.S. Long Bond Futures	03/20/26	2,439,033	2,417,625	(21,408)
165	U.S. Ultra Long Bond Futures	03/20/26	19,778,857	19,377,188	(401,669)

			$131,993,648	$131,512,017	$(481,631)

Short Futures
30	3-Year Australian Bond Futures	03/16/26	$(2,209,878)	$(2,202,113)	$7,765
48	10-Year Australian Bond Futures	03/16/26	(3,683,138)	(3,670,383)	12,755
6	30-Year Euro-Buxl Futures	03/06/26	(797,591)	(784,313)	13,278
19	Euro Schatz Futures	03/06/26	(2,414,937)	(2,416,412)	(1,475)
11	Euro-Bobl Futures	03/06/26	(1,520,208)	(1,525,977)	(5,769)
25	Euro-Bund Futures	03/06/26	(3,821,120)	(3,811,938)	9,182
8	Long Gilt Futures	03/27/26	(1,003,452)	(997,352)	6,100

			$(15,450,324)	$(15,408,488)	$41,836

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (12)
Goldman Sachs & Co.	AUD	518,588	04/01/26	$346,436	$363,237	$(16,801)
JP Morgan Chase Bank	EUR	207,098	04/01/26	243,182	247,034	(3,852)
Barclays Capital	EUR	366,029	04/01/26	426,053	436,614	(10,561)
Citibank N.A.	AUD	5,045,939	04/01/26	3,387,358	3,534,356	(146,998)
Citibank N.A.	GBP	309,177	04/01/26	417,496	424,236	(6,740)
Bank of New York	GBP	631,819	04/01/26	854,719	866,949	(12,230)
Bank of America	GBP	194,960	04/01/26	262,445	267,514	(5,069)
JP Morgan Chase Bank	AUD	218,453	04/01/26	146,324	153,012	(6,688)
Bank of America	EUR	6,115,372	04/01/26	7,198,960	7,294,662	(95,702)

				$13,282,973	$13,587,614	$(304,641)

SWAPTIONS

Description	Counterparty	Coupon Rate (%)	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	03/31/26	10,393,000	$10,393,000	$617	$46,768	$(46,151)
2-Year Interest Rate Swap	Citibank N.A.	4.00	03/31/26	24,872,000	24,872,000	196	42,779	(42,583)
5-Year Interest Rate Swap	Goldman Sachs & Co.	4.11	04/30/26	9,340,000	9,340,000	3,592	6,071	(2,479)

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
5-Year Interest Rate Swap	JP Morgan Chase Bank	4.11	04/30/26	9,340,000	$9,340,000	$3,592	$6,538	$(2,946)
5-Year Interest Rate Swap	JP Morgan Chase Bank	4.12	05/27/26	9,340,000	9,340,000	6,400	9,807	(3,407)
5-Year Interest Rate Swap	JP Morgan Chase Bank	4.11	05/27/26	9,340,000	9,340,000	6,546	9,107	(2,561)

Total Swaptions						$20,943	$121,070	$(100,127)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
AUD	Australian Dollar.
EUR	Euro Currency.
GBP	British Pound Sterling.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2026.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $85,444,273 or 17.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2026, the value of these securities amounted to $10,813,594 or 2.3% of net assets.
(4)	Perpetual maturity.
(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(9)	See options table for description of purchased options.
(10)	Rate disclosed is the 7-day net yield as of January 31, 2026.
(11)	Affiliated issuer.
(12)	Fund sells foreign currency, buys USD.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Core Fixed Income Fund transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$45,324,011	$199,800,000	$119,000,000	126,124,011	$126,124,011	$492,650	$—	$—	$—

Total					$126,124,011	$492,650	$—	$—	$—

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$170,153,018	$—	$170,153,018
U.S. Treasury Securities	—	128,124,578	—	128,124,578
Corporate Bonds	—	76,873,032	—	76,873,032
Residential Mortgage-Backed Securities — Non-Agency	—	39,133,342	—	39,133,342
Asset-Backed Securities	—	30,781,238	3,367,674	34,148,912
Commercial Mortgage-Backed Securities — Non-Agency	—	23,889,338	—	23,889,338
Foreign Government Bonds	—	2,921,456	—	2,921,456
Municipal Bonds	—	1,478,281	—	1,478,281

Total Fixed Income Securities	—	473,354,283	3,367,674	476,721,957

Convertible Securities
Convertible Corporate Bonds	—	215,750	—	215,750
Equity Securities
Money Market Investments	128,679,324	—	—	128,679,324
Swaptions
Purchased Swaptions — OTC	20,130	813	—	20,943

Total Investments	$128,699,454	$473,570,846	$3,367,674	$605,637,974

Asset Derivatives
Futures Contracts
Interest Rate Risk	51,759	—	—	51,759

Total	$128,751,213	$473,570,846	$3,367,674	$605,689,733

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(491,554)	$—	$—	$(491,554)
Forward Currency Contracts
Foreign Currency Risk	—	(304,641)	—	(304,641)

Total	$(491,554)	$(304,641)	$—	$(796,195)

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 90.7% of Net Assets
Angola — 4.0%
Angola Government International Bonds
8.00% (1)	11/26/29		$15,483,000	$15,223,195
8.25% (1)	05/09/28		20,924,000	21,105,830
8.75% (1)	04/14/32		45,800,000	44,876,672
9.13% (1)	11/26/49		16,000,000	13,895,360
9.24% (2)	01/15/31		20,988,000	21,194,102
9.38% (1)	05/08/48		10,000,000	8,889,100
9.88% (2)	10/15/35		32,317,000	32,455,640

Total Angola (Cost: $148,989,802)				157,639,899

Argentina — 5.3%
Argentina Republic Government International Bonds
0.75%	07/09/30		32,170,347	27,296,540
3.50%	07/09/41		88,451,068	64,131,447
4.13%	07/09/35		69,925,933	54,182,109
4.13%	07/09/46		16,064,949	11,807,898
5.00%	01/09/38		46,156,656	37,215,650
Province of Santa Fe 8.10% (2)	12/11/34		8,650,000	8,466,188
Provincia de Buenos Aires/Government Bonds 6.63% (1)	09/01/37		7,800,048	6,317,649

Total Argentina (Cost: $159,858,009)				209,417,481

Bahrain — 1.3%
Bahrain Government International Bonds
5.63% (1)	05/18/34		16,612,000	15,520,924
6.75% (1)	09/20/29		16,105,000	16,486,044
7.10% (2)	02/03/38		12,000,000	11,956,800
CBB International Sukuk Programme Co. WLL 6.00% (2)	02/12/31		7,353,000	7,386,456

Total Bahrain (Cost: $48,488,429)				51,350,224

Brazil — 5.6%
Aegea Finance SARL
7.63% (2)	01/20/36		14,000,000	13,711,460
9.00% (2)	01/20/31		12,837,000	13,641,880
Brazil Government International Bonds
3.75%	09/12/31		4,148,000	3,848,888
4.75%	01/14/50		11,830,000	8,691,974
5.00%	01/27/45		9,454,000	7,572,181
6.00%	10/20/33		18,501,000	18,724,122
6.13%	03/15/34		15,325,000	15,506,908
6.63%	03/15/35		8,625,000	8,877,454
7.13%	05/13/54		11,019,000	11,012,719
Brazil Notas do Tesouro Nacional Series F 10.00%	01/01/31	BRL	231,000,000	39,410,135
CSN Resources SA
4.63% (2)	06/10/31		$17,172,000	13,509,384
8.88% (2)	12/05/30		9,178,000	8,867,417
8.88% (1)	12/05/30		5,646,000	5,454,939
Samarco Mineracao SA (4.00% Cash or 5.00% PIK) due 12/31/26 9.50% (2)	06/30/31		26,627,977	26,738,483
Yinson Bergenia Production BV 8.50% (2)	01/31/45		8,332,000	8,962,899
Yinson Boronia Production BV 8.95% (2)	07/31/42		18,032,434	20,047,919

Total Brazil (Cost: $215,530,335)				224,578,762

Chile — 3.7%
AES Andes SA 8.15% (5 yr. CMT + 3.835%)(2), (3)	06/10/55		15,568,000	16,575,094
Antofagasta PLC 6.25% (2)	05/02/34		10,078,000	10,788,297
Chile Government International Bonds
2.55%	01/27/32		2,200,000	1,970,694
2.55%	07/27/33		30,668,000	26,526,900
3.86%	06/21/47		2,500,000	2,001,550
4.95%	01/05/36		2,892,000	2,910,480
5.33%	01/05/54		6,668,096	6,447,649
5.65%	01/13/37		6,663,000	7,031,930
Corp. Nacional del Cobre de Chile
5.95% (1)	01/08/34		2,738,000	2,860,307
6.30% (1)	09/08/53		12,283,000	12,537,258
6.44% (1)	01/26/36		20,233,000	21,777,992
Latam Airlines Group SA 7.63% (2)	01/07/31		17,124,000	17,991,331
Sociedad Quimica y Minera de Chile SA 5.63% (5 yr. CMT + 1.915%)(2), (3), (4)	04/22/56		19,190,000	19,160,639

Total Chile (Cost: $145,042,308)				148,580,121

Colombia — 7.7%
Banco Davivienda SA 8.13% (5 yr. CMT + 4.588%)(2), (3)	07/02/35		6,750,000	7,060,230
Colombia Government International Bonds
3.25%	04/22/32		15,996,000	13,542,214
5.00%	06/15/45		6,539,000	4,833,629
5.63%	02/26/44		2,096,000	1,707,003
6.13%	01/21/31		6,140,000	6,139,018
6.50%	01/21/33		10,860,000	10,815,908
7.38%	04/25/30		6,657,000	6,999,702
7.50%	02/02/34		34,538,000	36,192,716
7.75%	11/07/36		24,590,000	25,823,926
8.00%	04/20/33		11,685,000	12,585,096
8.00%	11/14/35		8,975,000	9,626,854
8.38%	11/07/54		18,872,000	19,976,956
8.50%	04/25/35		10,000,000	11,045,700
8.75%	11/14/53		8,260,000	9,075,179
Ecopetrol SA
5.88%	05/28/45		16,143,000	12,200,557
7.75%	02/01/32		11,075,000	11,384,214
8.38%	01/19/36		43,949,000	45,489,852
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.38% (1)	12/30/30		872,000	814,308
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU 8.50% (2)	06/30/32		16,984,000	17,677,457
Geopark Ltd. 8.75% (2)	01/31/30		8,464,000	7,892,341
Gran Tierra Energy, Inc. 9.50% (1)	10/15/29		23,811,000	19,062,372
Termocandelaria Power SA 7.75% (2)	09/17/31		17,291,000	17,949,268

Total Colombia (Cost: $299,411,367)				307,894,500

Costa Rica — 0.9%
Costa Rica Government International Bonds
6.13% (1)	02/19/31		4,686,000	4,896,261
6.55% (2)	04/03/34		9,151,000	9,903,578
7.30% (2)	11/13/54		20,011,000	22,340,481

Total Costa Rica (Cost: $33,378,781)				37,140,320

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Dominican Republic — 2.7%
Dominican Republic International Bonds
4.50% (2)	01/30/30	$15,112,000	$14,779,234
4.88% (2)	09/23/32	17,145,000	16,432,625
5.30% (1)	01/21/41	10,100,000	9,189,889
5.50% (2)	02/22/29	10,183,000	10,348,270
5.88% (1)	01/30/60	8,500,000	7,568,230
6.00% (1)	02/22/33	7,150,000	7,291,356
6.40% (1)	06/05/49	11,519,000	11,411,067
6.85% (1)	01/27/45	15,542,000	16,133,218
6.95% (2)	03/15/37	12,740,000	13,619,824

Total Dominican Republic (Cost: $96,397,380)			106,773,713

Ecuador — 1.8%
Ecuador Government International Bonds
0.00% (1), (5)	07/31/30	4,670,878	3,944,510
5.00% (1)	07/31/40	33,112,542	27,387,383
6.90% (2)	07/31/35	15,874,329	14,504,851
8.75% (2)	01/29/34	17,165,000	17,379,562
9.25% (2)	01/29/39	7,238,000	7,438,855

Total Ecuador (Cost: $46,600,196)			70,655,161

El Salvador — 0.4%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65% (2)	01/24/33	8,625,000	9,237,375
El Salvador Government International Bonds
7.63% (1)	02/01/41	2,023,000	2,029,008
8.25% (1)	04/10/32	3,237,000	3,489,583

Total El Salvador (Cost: $13,402,301)			14,755,966

Gabon — 1.2%
Gabon Government International Bonds
6.63% (1)	02/06/31	49,240,000	41,976,608
7.00% (1)	11/24/31	7,029,000	5,906,539

Total Gabon (Cost: $43,453,022)			47,883,147

Ghana — 0.8%
Ghana Government International Bonds
0.00% (2), (5)	07/03/26	554,933	543,801
0.00% (2), (5)	01/03/30	2,105,287	1,847,705
5.00% (2)	07/03/29	9,962,474	9,786,139
5.00% (2)	07/03/35	20,500,413	18,692,481

Total Ghana (Cost: $25,803,754)			30,870,126

Great Britain — 0.2% (Cost: $9,622,754)
Avianca Midco 2 PLC 9.50% (2)	01/28/31	9,560,000	9,751,296

Guatemala — 1.3%
Energuate Trust 2 0 6.35% (2)	09/15/35	17,640,000	17,640,529
Guatemala Government Bonds
3.70% (2)	10/07/33	4,054,000	3,621,844
5.38% (1)	04/24/32	3,395,000	3,425,623
6.05% (2)	08/06/31	2,682,000	2,787,188
6.55% (2)	02/06/37	5,153,000	5,486,142
6.60% (2)	06/13/36	5,062,000	5,424,287
Threelands Energy Ltd. SARL 7.45% (2)	10/20/35	12,700,000	12,888,341

Total Guatemala (Cost: $49,735,157)			51,273,954

Honduras — 0.3% (Cost: $9,515,750)
Honduras Government International Bonds 8.63% (2)	11/27/34	9,500,000	10,936,590

Hungary — 1.6%
Hungary Government International Bonds
3.13% (1)	09/21/51	12,220,000	7,524,831
5.50% (1)	06/16/34	3,024,000	3,052,456
5.50% (1)	03/26/36	13,914,000	13,820,359
6.00% (1)	09/26/35	8,922,000	9,203,846
6.75% (1)	09/25/52	675,000	716,776
Magyar Export-Import Bank Zrt 6.13% (2)	12/04/27	3,162,000	3,248,765
MVM Energetika Zrt
6.50% (1)	03/13/31	10,701,000	11,309,994
7.50% (1)	06/09/28	14,622,000	15,477,387

Total Hungary (Cost: $62,987,678)			64,354,414

India — 0.2% (Cost: $9,280,000)
Vedanta Resources Finance II PLC 9.13% (2)	10/15/32	9,280,000	9,724,326

Indonesia — 1.6%
Freeport Indonesia PT 5.32% (2)	04/14/32	10,182,000	10,360,694
Indika Energy Tbk. PT 8.75% (1)	05/07/29	18,713,000	18,723,479
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45% (2)	05/15/30	11,675,000	12,051,752
Indonesia Government International Bonds
2.85%	02/14/30	930,000	880,524
4.70%	02/10/34	1,618,000	1,598,535
4.75%	09/10/34	1,379,000	1,361,239
4.90%	04/16/36	4,681,000	4,606,244
5.25% (1)	01/17/42	2,355,000	2,316,590
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.88% (1)	07/17/49	12,225,000	10,246,751

Total Indonesia (Cost: $58,541,769)			62,145,808

Ivory Coast — 0.3%
Ivory Coast Government International Bonds
5.75% (1)	12/31/32	416,945	416,624
6.38% (1)	03/03/28	1,235,000	1,255,057
7.63% (1)	01/30/33	10,334,000	11,052,006

Total Ivory Coast (Cost: $11,075,242)			12,723,687

Jamaica — 0.6%
Digicel International Finance Ltd./Difl U.S. LLC 8.63% (2)	08/01/32	4,750,000	4,935,345
Montego Bay Airport Revenue Finance Ltd. 6.60% (2)	06/15/35	17,137,000	17,136,829

Total Jamaica (Cost: $22,063,849)			22,072,174

Kazakhstan — 0.7%
ForteBank JSC 7.75% (2)	02/04/30	7,250,000	7,503,533
Kazakhstan Government International Bonds
5.00% (2)	07/01/32	6,611,000	6,674,399
5.50% (2)	07/01/37	5,289,000	5,372,566
KazMunayGas National Co. JSC 5.75% (1)	04/19/47	9,859,000	9,251,291

Total Kazakhstan (Cost: $26,630,944)			28,801,789

Kenya — 0.9%
Republic of Kenya Government International Bonds
6.30% (1)	01/23/34	5,178,000	4,775,307
7.88% (1)	10/09/33	9,605,000	9,679,247
8.25% (1)	02/28/48	6,933,000	6,673,775
8.80% (1)	10/09/38	4,287,000	4,344,188
9.75% (1)	02/16/31	9,520,000	10,528,644

Total Kenya (Cost: $34,901,461)			36,001,161

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value

Kuwait — 0.5% (Cost: $19,725,000)
Kuwait International Government Bonds 4.65% (2)	10/09/35		$19,725,000	$19,449,639

Lebanon — 0.5%
Lebanon Government International Bonds
5.80% (1), (6)	04/14/20		35,403,000	10,327,409
6.00% (1), (6)	01/27/23		9,185,000	2,684,133
6.65% (1), (6)	04/22/24		18,613,000	5,437,788
8.20% (1), (6)	05/17/33		8,635,000	2,542,230

Total Lebanon (Cost: $5,129,281)				20,991,560

Mexico — 4.6%
Cemex SAB de CV 7.20% (5 yr. CMT + 3.520%)(2), (3), (7)	06/10/30		16,523,000	17,327,174
Grupo Televisa SAB
5.00%	05/13/45		6,473,000	4,519,643
6.13%	01/31/46		17,677,000	13,892,885
Mexico Government International Bonds
5.38%	03/22/33		36,751,000	36,366,217
6.00%	05/07/36		14,200,000	14,314,452
6.35%	02/09/35		21,577,000	22,449,574
6.88%	05/13/37		42,315,000	44,924,566
Orbia Advance Corp. SAB de CV
5.50% (1)	01/15/48		4,806,000	3,702,206
5.88% (1)	09/17/44		7,461,000	6,186,512
Petroleos Mexicanos
5.95%	01/28/31		2,293,000	2,234,345
6.38%	01/23/45		2,023,000	1,643,242
6.50%	03/13/27		1,487,000	1,514,346
6.63%	06/15/35		3,295,000	3,139,707
6.70%	02/16/32		3,842,000	3,836,467
6.75%	09/21/47		1,511,000	1,246,998
6.95%	01/28/60		3,681,000	2,999,905
7.69%	01/23/50		1,651,000	1,489,004

Total Mexico (Cost: $175,886,175)				181,787,243

Mongolia — 0.3% (Cost: $11,378,134)
Mongolian Mining Corp. 8.44% (1)	04/03/30		11,526,000	11,891,950

Morocco — 1.0% (Cost: $40,246,648)
OCP SA 6.70% (1)	03/01/36		37,661,000	39,950,789

Oman — 0.5%
Oman Government International Bonds
6.25% (2)	01/25/31		7,123,000	7,577,162
6.50% (1)	03/08/47		11,604,000	12,258,466

Total Oman (Cost: $18,943,656)				19,835,628

Panama — 2.5%
C&W Senior Finance Ltd. 9.00% (2)	01/15/33		14,215,000	14,785,732
Panama Government International Bonds
3.16%	01/23/30		22,770,000	21,399,474
4.50%	04/16/50		25,392,000	19,367,240
6.40%	02/14/35		18,110,000	18,972,398
7.50%	03/01/31		5,390,000	5,961,664
7.88%	03/01/57		9,760,000	11,260,600
8.00%	03/01/38		6,544,000	7,593,854

Total Panama (Cost: $90,562,461)				99,340,962

Peru — 2.3%
Banco de Credito del Peru SA
5.65% (5 yr. CMT + 1.961%)(2), (3)	01/15/37		16,132,000	16,276,865
5.80% (5 yr. CMT + 2.240%)(2), (3)	03/10/35		6,189,000	6,301,578
Peru Government International Bonds
3.00%	01/15/34		31,957,000	27,773,509
5.38%	02/08/35		13,676,000	13,945,007
6.20%	06/30/55		7,740,000	7,919,723
6.55%	03/14/37		7,242,000	7,974,021
Volcan Cia Minera SAA 8.50% (2)	10/28/32		10,150,000	10,514,385

Total Peru (Cost: $87,617,005)				90,705,088

Philippines — 0.9%
Philippines Government International Bonds
1.95%	01/06/32		6,450,000	5,616,983
3.00%	02/01/28		8,925,000	8,765,510
3.20%	07/06/46		12,051,000	8,524,636
5.90%	02/04/50		10,617,000	11,058,136

Total Philippines (Cost: $33,019,329)				33,965,265

Poland — 2.3%
Bank Gospodarstwa Krajowego
5.75% (2)	07/09/34		20,474,000	21,540,286
6.25% (1)	07/09/54		9,341,000	9,626,087
Republic of Poland Government International Bonds
4.88%	10/04/33		14,052,000	14,194,066
5.38%	02/12/35		3,143,000	3,231,381
5.50%	04/04/53		3,282,000	3,113,765
5.50%	03/18/54		39,085,000	37,088,929
5.75%	11/16/32		2,365,000	2,522,651

Total Poland (Cost: $89,198,473)				91,317,165

Romania — 4.9%
Romania Government International Bonds
4.00% (1)	02/14/51		2,544,000	1,776,552
5.75% (2)	09/16/30		10,704,000	11,046,421
5.75% (1)	03/24/35		6,406,000	6,362,567
5.88% (2)	01/30/29		35,176,000	36,348,416
6.00% (2)	05/25/34		13,986,000	14,226,979
6.38% (2)	01/30/34		34,880,000	36,274,502
6.63% (2)	05/16/36		12,500,000	13,087,875
7.13% (2)	01/17/33		40,538,000	44,285,333
7.50% (1)	02/10/37		5,838,000	6,481,114
7.63% (2)	01/17/53		23,402,000	26,078,019

Total Romania (Cost: $182,570,746)				195,967,778

Saudi Arabia — 5.0%
Avilease Capital Ltd. 4.75% (2)	11/12/30		13,750,000	13,673,275
Gaci First Investment Co.
5.00% (1)	09/15/35		3,700,000	3,659,485
5.13% (1)	02/14/53		2,857,000	2,501,104
Greensaif Pipelines Bidco SARL 6.13% (2)	02/23/38		40,260,000	42,476,313
KSA Ijarah Sukuk Ltd. 4.88% (1)	09/09/35		3,970,000	3,945,743
Saudi Arabian Oil Co. 5.25% (2)	07/17/34		53,537,000	54,616,306
Saudi Government International Bonds
3.38% (2)	03/05/32	EUR	7,660,000	9,156,373
3.75% (2)	03/05/37	EUR	13,005,000	15,224,017
4.38% (2)	01/12/31		35,000,000	34,857,200
5.00% (1)	01/16/34		16,757,000	16,964,117
5.63% (1)	01/13/35		2,014,000	2,112,283

Total Saudi Arabia (Cost: $194,080,677)				199,186,216

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Senegal — 1.6%
Senegal Government International Bonds
6.25% (1)	05/23/33		$57,681,000	$33,491,896
7.75% (1)	06/10/31		48,811,000	29,553,108

Total Senegal (Cost: $92,163,139)				63,045,004

South Africa — 2.4%
Eskom Holdings 8.45% (1)	08/10/28		27,969,000	30,010,737
Republic of South Africa Government International Bonds
4.85%	09/30/29		6,766,000	6,758,354
5.00%	10/12/46		9,801,000	7,473,851
5.65%	09/27/47		20,275,000	16,737,013
5.75%	09/30/49		6,929,000	5,708,110
5.88%	06/22/30		6,106,000	6,290,218
5.88%	04/20/32		11,276,000	11,568,499
6.13% (2)	12/11/37		6,356,000	6,165,956
7.25% (2)	12/11/55		6,219,000	6,037,965

Total South Africa (Cost: $89,000,182)				96,750,703

Sri Lanka — 1.1%
Sri Lanka Government International Bonds
3.10% (2)	01/15/30		10,356,360	10,233,223
3.60% (2)	06/15/35		7,737,529	6,333,245
3.60% (2)	05/15/36		20,433,025	20,191,711
3.60% (1)	02/15/38		5,385,000	5,338,850

Total Sri Lanka (Cost: $34,491,494)				42,097,029

Supranational — 0.4% (Cost: $17,670,907)
Banque Ouest Africaine de Developpement 6.25% (2)	10/14/40	EUR	15,205,000	17,774,075

Trinidad And Tobago — 0.4% (Cost: $17,609,861)
Port of Spain Waterfront Development 7.88% (2)	02/19/40		$17,733,500	17,893,633

Turkey — 5.0%
Akbank TAS 9.37% (5 yr. CMT + 5.270%)(2), (3), (7)	03/14/29		16,404,000	17,171,379
Aydem Yenilenebilir Enerji AS 9.88% (1)	09/30/30		11,490,000	11,535,041
Istanbul Metropolitan Municipality 10.50% (2)	12/06/28		29,215,000	32,140,882
Limak Cimento Sanayi ve Ticaret AS 9.75% (1)	07/25/29		15,925,000	16,243,500
TC Ziraat Bankasi AS 8.38% (5 yr. CMT + 4.616%)(2), (3), (7)	11/05/30		21,366,000	21,721,958
Turkiye Government Bonds 36.00%	08/12/26	TRY	2,857,748,572	66,815,981
Turkiye Government International Bonds
6.88%	01/14/38		$12,700,000	12,567,920
6.95%	09/16/35		3,696,000	3,743,641
Zorlu Enerji Elektrik Uretim AS 11.00% (2)	04/23/30		18,584,000	17,326,049

Total Turkey (Cost: $225,895,502)				199,266,351

Ukraine — 3.5%
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13% (1), (6)	07/19/26	EUR	2,780,000	2,725,123
7.63% (1)	11/08/28		$3,668,473	2,803,411
Ukraine Government International Bonds
0.00% (1), (6)	02/01/30		10,911,800	6,924,628
0.00% (2), (6)	02/01/34		22,576,635	11,023,494
0.00% (2)	02/01/35		945,399	534,500
0.00% (2)	02/01/36		23,909,735	13,487,721
3.00% (1)	02/01/35		22,747,975	12,861,023
3.00% (1)	02/01/36		31,720,259	17,893,715
4.00% (2)	02/01/32		19,051,180	15,201,698
4.50% (1)	02/01/29		5,583,200	4,345,070
4.50% (2)	02/01/34		27,674,789	17,453,382
4.50% (2)	02/01/35		38,066,213	23,588,871
4.50% (2)	02/01/36		17,667,216	10,767,285

Total Ukraine (Cost: $110,667,644)				139,609,921

United Arab Emirates — 3.5%
Abu Dhabi Government International Bonds 3.13% (1)	09/30/49		14,995,000	10,473,258
Adnoc Murban RSC Ltd.
4.50% (2)	09/11/34		28,185,000	27,665,832
5.13% (2)	09/11/54		17,129,000	15,932,026
Galaxy Pipeline Assets Bidco Ltd.
2.63% (2)	03/31/36		42,830,000	37,743,509
2.94% (2)	09/30/40		24,922,287	21,169,738
MDGH GMTN RSC Ltd.
4.38% (1)	11/22/33		12,475,000	12,183,958
5.50% (1)	04/28/33		5,900,000	6,191,460
5.88% (1)	05/01/34		7,105,000	7,648,817

Total United Arab Emirates (Cost: $138,664,126)				139,008,598

Uruguay — 1.0%
Uruguay Government International Bonds
4.38%	01/23/31		5,622,981	5,691,132
5.44%	02/14/37		29,635,115	30,646,265
5.75%	10/28/34		4,900,000	5,195,225

Total Uruguay (Cost: $40,304,694)				41,532,622

Uzbekistan — 0.7%
Republic of Uzbekistan International Bonds
3.70% (1)	11/25/30		6,875,000	6,441,944
3.90% (1)	10/19/31		6,450,000	6,005,337
5.38% (1)	02/20/29		6,600,000	6,663,558
Uzbekneftegaz JSC 8.75% (2)	05/07/30		8,206,000	8,879,876

Total Uzbekistan (Cost: $25,284,594)				27,990,715

Venezuela — 2.5%
Petroleos de Venezuela SA
5.38% (1), (6)	04/12/27		26,874,300	8,084,864
6.00% (1), (6)	05/16/24		27,627,497	8,393,510
9.00% (1), (6)	11/17/21		18,044,846	6,539,272
Venezuela Government International Bonds
7.75% (1), (6)	10/13/19		19,034,200	6,617,430
8.25% (1), (6)	10/13/24		27,699,800	10,272,748
9.25% (6)	09/15/27		65,837,900	28,335,315
9.25% (1), (6)	05/07/28		38,502,700	15,621,700
11.75% (1), (6)	10/21/26		16,794,100	7,445,664
11.95% (1), (6)	08/05/31		21,313,300	9,394,690

Total Venezuela (Cost: $66,274,242)				100,705,193

Zambia — 0.2%
Zambia Government International Bonds
0.50% (1)	12/31/53		7,400,000	5,323,782
5.75% (1)	06/30/33		4,242,360	4,161,585

Total Zambia (Cost: $7,368,995)				9,485,367

Total Fixed Income Securities (Cost: $3,384,463,253)				3,614,873,113

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
MONEY MARKET INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.65%(8)			$23,825,468	$23,825,468
TCW Central Cash Fund, 3.65%(8), (9)			62,379,999	62,379,999

Total Money Market Investments (Cost: $86,205,467)				86,205,467

SHORT-TERM INVESTMENTS — 6.4%
Egypt — 3.4%
Egypt Treasury Bills 0.00% (5)	07/21/26	EGP	409,000,000	7,858,684
Egypt Treasury Bills 0.00% (5)	04/28/26	EGP	940,225,000	19,001,723
Egypt Treasury Bills 0.00% (5)	05/05/26	EGP	9,325,000	187,707
Egypt Treasury Bills 0.00% (5)	05/12/26	EGP	696,925,000	13,965,395
Egypt Treasury Bills 0.00% (5)	05/19/26	EGP	696,925,000	13,902,159
Egypt Treasury Bills 0.00% (5)	06/02/26	EGP	1,802,000,000	35,623,366
Egypt Treasury Bills 0.00% (5)	07/28/26	EGP	544,350,000	10,413,641
Egypt Treasury Bills 0.00% (5)	08/04/26	EGP	1,937,450,000	36,912,406

Total Egypt (Cost: $135,948,087)				137,865,081

Nigeria — 3.0%
Nigeria OMO Bill 0.00% (5)	02/24/26	NGN	1,320,000,000	940,026
Nigeria OMO Bill 0.00% (5)	03/10/26	NGN	4,338,071,000	3,060,955
Nigeria OMO Bill 0.00% (5)	03/17/26	NGN	18,147,370,000	12,751,904
Nigeria OMO Bill 0.00% (5)	03/24/26	NGN	7,147,370,000	5,002,002
Nigeria OMO Bill 0.00% (5)	04/14/26	NGN	19,819,234,000	13,708,829
Nigeria OMO Bill 0.00% (5)	04/28/26	NGN	18,653,703,000	12,848,234
Nigeria OMO Bill 0.00% (5)	06/23/26	NGN	13,126,142,000	8,768,378
Nigeria OMO Bill 0.00% (5)	06/30/26	NGN	4,338,071,000	2,887,082
Nigeria OMO Bill 0.00% (5)	07/07/26	NGN	8,676,141,000	5,752,802
Nigeria OMO Bill 0.00% (5)	07/14/26	NGN	19,414,702,000	12,825,868
Nigeria OMO Bill 0.00% (5)	07/21/26	NGN	43,700,000,000	28,753,539
Nigeria OMO Bills 0.00% (5)	02/25/26	NGN	15,888,341,000	11,281,265

Total Nigeria (Cost: $113,664,079)				118,580,884

Total Short-Term Investment (Cost: $249,612,166)				256,445,965

Total Investments (99.3%) (Cost: $3,720,280,886)				3,957,524,545
Excess Of Other Assets Over Liabilities (0.7%)				26,782,494

Net Assets (100.0%)				$3,984,307,039

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (10)
BNP Paribas S.A.	EUR	39,000,000	03/05/26	$45,933,198	$46,462,024	$(528,826)

				$45,933,198	$46,462,024	$(528,826)

Notes to the Schedule of Investments:
BRL	Brazilian Real.
EGP	Egyptian Pound.
EUR	Euro Currency.
NGN	Nigeria Naira.
TRY	Turkish New Lira.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2026, the value of these securities amounted to $959,440,047 or 24.1% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $1,455,994,350 or 36.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2026.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Security is not accruing interest.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	Perpetual maturity.
(8)	Rate disclosed is the 7-day net yield as of January 31, 2026.
(9)	Affiliated issuer.
(10)	Fund sells foreign currency, buys USD.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Emerging Markets Income Fund transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$29,649,999	$401,230,000	$368,500,000	62,379,999	$62,379,999	$548,904	$—	$—	$—

Total					$62,379,999	$548,904	$—	$—	$—

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$2,412,369,217	$—	$2,412,369,217
Oil & Gas	—	259,024,861	—	259,024,861
Electric	—	188,688,331	—	188,688,331
Banks	—	107,201,916	—	107,201,916
Pipelines	—	101,389,560	—	101,389,560
Mining	—	90,615,011	—	90,615,011
Chemicals	—	69,000,146	—	69,000,146
Iron & Steel	—	54,570,223	—	54,570,223
Building Materials	—	33,570,674	—	33,570,674
Investment Companies	—	32,184,824	—	32,184,824
Government Regional/Local	—	32,140,882	—	32,140,882
Coal	—	30,615,429	—	30,615,429
Airlines	—	27,742,627	—	27,742,627
Water	—	27,353,340	—	27,353,340
Oil & Gas Services	—	20,047,919	—	20,047,919
Telecommunications	—	19,721,077	—	19,721,077
Media	—	18,412,528	—	18,412,528
Real Estate	—	17,893,633	—	17,893,633
Multi-National	—	17,774,075	—	17,774,075
Engineering & Construction	—	17,136,829	—	17,136,829
Regional (State & Province)	—	14,783,837	—	14,783,837
Diversified Financial Services	—	13,673,275	—	13,673,275
Transportation	—	8,962,899	—	8,962,899

Total Fixed Income Securities	—	3,614,873,113	—	3,614,873,113

Money Market Fund	86,205,467	—	—	86,205,467
Short-Term Investments	—	256,445,965	—	256,445,965

Total Investments	$86,205,467	$3,871,319,078	$—	$3,957,524,545

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(528,826)	$—	$(528,826)

Total	$—	$(528,826)	$—	$(528,826)

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 84.0% of Net Assets

Brazil — 10.3%
Brazil Notas do Tesouro Nacional 6.00%	05/15/35	BRL	2,650,000	$2,110,174
Brazil Notas do Tesouro Nacional Series F 10.00%	01/01/31	BRL	20,973,000	3,578,133

Total Brazil (Cost: $5,467,544)				5,688,307

Chile — 1.8%
Bonos de la Tesoreria de la Republica en pesos
5.00% (1)	10/01/28	CLP	270,000,000	316,173
5.00%	03/01/35	CLP	300,000,000	340,881
6.00% (1)	04/01/33	CLP	270,000,000	333,395

Total Chile (Cost: $927,673)				990,449

China — 3.2% (Cost: $1,798,034)
China Government Bonds 2.57%	05/20/54	CNY	11,740,000	1,770,774

Colombia — 3.4%
Colombia TES Series B 6.25%	07/09/36	COP	4,302,700,000	761,978

Colombia TES
7.25%	10/18/34	COP	339,900,000	67,691
9.25%	05/28/42	COP	2,892,100,000	611,303
13.25%	02/09/33	COP	1,558,700,000	437,663

Total Colombia (Cost: $1,727,579)				1,878,635

Czech Republic — 6.0%
Czech Republic Government Bonds
0.95% (1)	05/15/30	CZK	6,730,000	294,578
1.20%	03/13/31	CZK	11,910,000	513,370
1.50%	04/24/40	CZK	15,930,000	525,554
1.75%	06/23/32	CZK	10,050,000	430,700
3.50%	05/30/35	CZK	33,970,000	1,559,751

Total Czech Republic (Cost: $3,054,959)				3,323,953

Hungary — 2.2%
Hungary Government Bonds
2.25%	04/20/33	HUF	172,630,000	414,347
4.75%	11/24/32	HUF	65,940,000	188,572
7.00%	10/24/35	HUF	197,630,000	637,409

Total Hungary (Cost: $1,107,529)				1,240,328

India — 9.4%
India Government Bonds
6.79%	10/07/34	INR	95,050,000	1,037,477
7.09%	08/05/54	INR	60,040,000	631,211
7.10%	04/08/34	INR	146,840,000	1,634,040
7.17%	04/17/30	INR	5,000,000	55,983
7.18%	08/14/33	INR	166,660,000	1,860,269

Total India (Cost: $5,622,136)				5,218,980

Indonesia — 4.4%
Indonesia Treasury Bonds
6.50%	07/15/30	IDR	17,950,000,000	1,101,842
6.88%	07/15/54	IDR	9,831,000,000	596,871
7.13%	08/15/40	IDR	8,847,000,000	556,157
7.13%	08/15/45	IDR	2,936,000,000	185,208

Total Indonesia (Cost: $2,437,827)				2,440,078

Malaysia — 8.0%
Malaysia Government Bonds
2.63%	04/15/31	MYR	3,420,000	$840,260
3.58%	07/15/32	MYR	1,655,000	424,510
3.73%	06/15/28	MYR	1,821,000	469,515
3.76%	05/22/40	MYR	411,000	103,971
4.05%	04/18/39	MYR	2,075,000	542,474
4.76%	04/07/37	MYR	3,897,000	1,089,499
4.89%	06/08/38	MYR	3,500,000	990,779

Total Malaysia (Cost: $3,692,115)				4,461,008

Mexico — 7.2%
Mexico Bonos
7.50%	05/26/33	MXN	20,818,100	1,131,692
7.75%	11/23/34	MXN	14,020,000	761,527
7.75%	11/13/42	MXN	8,500,000	426,789
8.00%	11/07/47	MXN	4,047,400	205,487
8.50%	11/18/38	MXN	15,963,000	880,647
10.00%	11/20/36	MXN	9,030,000	563,023

Total Mexico (Cost: $3,442,137)				3,969,165

Peru — 2.0% (Cost: $1,104,095)
Peru Government Bonds 6.85% (1)	08/12/35	PEN	3,470,000	1,114,739

Poland — 4.8%
Republic of Poland Government Bonds
1.25%	10/25/30	PLN	2,369,000	584,930
1.75%	04/25/32	PLN	4,986,000	1,196,437
5.00%	10/25/34	PLN	3,083,000	874,052

Total Poland (Cost: $2,161,955)				2,655,419

Romania — 1.5%
Romania Government Bonds
4.75%	10/11/34	RON	1,590,000	326,719
6.70%	02/25/32	RON	1,235,000	291,738
7.20%	10/30/33	RON	805,000	194,835

Total Romania (Cost: $700,824)				813,292

South Africa — 8.0%
Republic of South Africa Government Bonds
6.25%	03/31/36	ZAR	9,904,714	534,808
7.00%	02/28/31	ZAR	6,500,000	398,329
8.25%	03/31/32	ZAR	8,603,550	552,081
8.50%	01/31/37	ZAR	13,500,000	849,193
8.75%	01/31/44	ZAR	6,502,150	399,693
8.88%	02/28/35	ZAR	16,462,610	1,081,949
9.00%	01/31/40	ZAR	9,827,499	628,017

Total South Africa (Cost: $3,576,782)				4,444,070

Thailand — 4.3%
Thailand Government Bonds
2.80%	06/17/34	THB	11,480,000	392,199
2.98%	06/17/45	THB	15,000,000	489,568
3.39%	06/17/37	THB	15,748,000	563,990
3.45%	06/17/43	THB	26,932,000	941,349

Total Thailand (Cost: $2,305,241)				2,387,106

Turkey — 5.6%
Turkiye Government Bonds
36.00%	08/12/26	TRY	36,000,000	841,703

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Turkey (Continued)
37.84%	07/14/27	TRY	92,300,077	$2,253,322

Total Turkey (Cost: $3,082,286)				3,095,025

Uganda — 1.9% (Cost: $1,022,522)
Republic of Uganda Government Bonds 16.25%	11/08/35	UGX	3,796,800,000	1,081,875

Total Fixed Income Securities (Cost: $43,231,238)				46,573,203

PURCHASED OPTIONS(2) (0.1%) (Cost: $61,821)				73,463

SHORT-TERM INVESTMENTS — 11.5%
Egypt — 5.6%
Egypt Treasury Bills 0.00% (3)	04/14/26	EGP	23,000,000	469,048
Egypt Treasury Bills 0.00% (3)	04/28/26	EGP	67,150,000	1,357,085
Egypt Treasury Bills 0.00% (3)	05/05/26	EGP	9,050,000	182,172
Egypt Treasury Bills 0.00% (3)	06/02/26	EGP	12,350,000	244,145
Egypt Treasury Bills 0.00% (3)	08/04/26	EGP	43,800,000	834,480

Total Egypt (Cost: $3,032,493)				3,086,930

Nigeria — 5.9%
Nigeria OMO Bill 0.00% (3)	03/17/26	NGN	3,000,000,000	2,108,058
Nigeria OMO Bill 0.00% (3)	06/23/26	NGN	1,750,000,000	1,169,016

Total Nigeria (Cost: $3,041,150)				3,277,074

Total Short-Term Investments (Cost: $6,073,643)				6,364,004

Total Investments (95.6%) (Cost: $49,366,702)				53,010,670
Excess Of Other Assets Over Liabilities (4.4%)				2,425,201
Net Assets (100.0%)				$55,435,871

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

PURCHASED OPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put EUR/Call BRL	Bank Of America	6	12/15/26	2,400,000	$2,400,000	$46,111	$38,390	$7,721
Put USD/Call KRW	Morgan Stanley Capital Services, Inc.	1,460	03/16/26	1,650,000	1,650,000	27,352	23,430	3,922

						$73,463	$61,820	$11,643

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (4)
Bank of America	MXN	29,081,310	04/07/26	$1,606,667	$1,666,887	$60,220
Bank of America	TRY	29,932,365	02/06/26	679,151	686,583	7,432
Barclays Capital	CZK	8,900,000	04/20/26	425,951	435,489	9,538
Barclays Capital	MYR	2,305,649	02/27/26	570,028	585,212	15,184
Barclays Capital	PLN	1,770,000	02/09/26	477,529	500,502	22,973
Barclays Capital	RON	501,677	03/05/26	117,151	116,950	(201)
BNP Paribas S.A.	CNH	27,325,822	09/15/26	3,922,441	3,978,702	56,261
BNP Paribas S.A.	PLN	513,846	03/09/26	139,357	145,290	5,933
BNP Paribas S.A.	SGD	720,386	02/19/26	554,671	568,318	13,647
Citibank N.A.	CZK	8,934,000	04/20/26	430,901	437,152	6,251
Citibank N.A.	PLN	4,568,169	03/09/26	1,265,254	1,291,653	26,399
Citibank N.A.	THB	106,056,574	02/24/26	3,316,571	3,375,340	58,769
Deutsche Bank AG	IDR	23,965,644,224	03/02/26	1,433,224	1,427,262	(5,962)
Deutsche Bank AG	THB	50,000,000	02/24/26	1,577,287	1,591,292	14,005
Goldman Sachs & Co.	MYR	6,933,690	02/19/26	1,673,590	1,759,558	85,968
ING Baring U.S. Capital Markets	RON	3,785,000	03/05/26	863,618	882,352	18,734
Morgan Stanley & Co.	THB	57,351,512	02/24/26	1,826,889	1,825,261	(1,628)
Standard Chartered Bank	IDR	8,953,274,736	02/19/26	535,820	533,297	(2,523)
State Street Bank & Trust Co.	IDR	23,965,644,224	02/02/26	1,432,661	1,427,801	(4,860)
State Street Bank & Trust Co.	IDR	18,535,017,612	02/19/26	1,103,255	1,104,028	773
UBS AG	PEN	3,877,370	03/19/26	1,148,000	1,154,284	6,284

				$25,100,016	$25,493,213	$393,197

SELL (5)
Bank of America	SGD	720,386	02/19/26	$557,002	$568,318	$(11,316)
Bank of America	THB	31,651,098	02/24/26	999,719	1,007,323	(7,604)
Barclays Capital	MYR	4,760,179	02/19/26	1,151,804	1,207,987	(56,183)
Barclays Capital	PEN	3,877,370	03/19/26	1,153,018	1,154,284	(1,266)
Barclays Capital	THB	114,941,858	03/16/26	3,669,978	3,663,147	6,831
BNP Paribas S.A.	BRL	2,600,000	02/09/26	479,632	495,809	(16,177)
Citibank N.A.	BRL	3,100,000	02/09/26	573,544	591,157	(17,613)
Citibank N.A.	COP	2,100,570,145	02/24/26	553,485	570,115	(16,630)
Deutsche Bank AG	IDR	23,965,644,224	02/02/26	1,433,866	1,427,801	6,065
Morgan Stanley & Co.	PHP	33,698,085	03/09/26	566,602	571,768	(5,166)
State Street Bank & Trust Co.	COP	2,132,553,126	02/24/26	552,396	578,796	(26,400)
State Street Bank & Trust Co.	MXN	2,256,218	04/07/26	129,781	129,322	459

				$11,820,827	$11,965,827	$(145,000)

Notes to the Schedule of Investments:
BRL	Brazilian Real.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EGP	Egyptian Pound.
EUR	Euro Currency.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

INR	Indian Rupee.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NGN	Nigeria Naira.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
SGD	Singapore Dollar.
THB	Thai Baht.
TRY	Turkish New Lira.
UGX	Ugandan Shillings.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2026, the value of these securities amounted to $2,058,885 or 3.7% of net assets.
(2)	See options table for description of purchased options.
(3)	Security is not accruing interest.
(4)	Fund buys foreign currency, sells USD.
(5)	Fund sells foreign currency, buys USD.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

The summary of the TCW Emerging Markets Local Currency Income Fund transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$1,160,000	$9,740,000	$10,900,000	—	$—	$16,135	$—	$—	$—

Total					$—	$16,135	$—	$—	$—

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$46,573,203	$—	$46,573,203
Short-Term Investments	—	6,364,004	—	6,364,004
Purchased Options	46,111	27,352	—	73,463

Total Investments	$46,111	$52,964,559	$—	$53,010,670

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	421,726	—	421,726

Total	$46,111	$53,386,285	$—	$53,432,396

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(173,529)	$—	$(173,529)

Total	$—	$(173,529)	$—	$(173,529)

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 101.6% of Net Assets
ASSET-BACKED SECURITIES — 7.2%
Adagio IV CLO Ltd. Series IV-A, Class BRRR 4.02% (3 mo. EUR EURIBOR + 2.050%)(1),(2)	07/15/38	EUR	100,000	$119,190
Aligned Data Centers Issuer LLC Series 2022-1A, Class A2 6.35%(2)	10/15/47		40,000	40,090
Aqueduct European CLO 8 DAC Series 2024-8A, Class BR 4.11% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	01/15/39	EUR	100,000	120,065
Arbour CLO III DAC Series 3X, Class B1RR 3.67% (3 mo. EUR EURIBOR + 1.650%)(1),(3)	07/15/34	EUR	100,000	118,996
ARES European CLO XVII DAC Series 17A, Class BR 4.02% (3 mo. EUR EURIBOR + 1.900%)(1),(2)	01/15/40	EUR	100,000	119,283
Aurium CLO IX DAC Series 9X, Class A 2.99% (3 mo. EUR EURIBOR + 0.950%)(1),(3)	10/28/34	EUR	100,000	119,084
Bain Capital Credit CLO Ltd. Series 2020-2A, Class AR3 (I/F) 0.00% (-3 mo. USD Term SOFR + 0.980%)(1),(2),(4)	07/19/34		55,000	55,014
Ballyrock CLO 20 Ltd. Series 2022-20A, Class A1A3 (I/F) 0.00% (-3 mo. USD Term SOFR + 1.050%)(1),(2),(4)	10/15/36		55,000	55,014
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class D 6.45% (30 day USD SOFR Average + 2.750%)(1),(2)	06/25/47		74,870	76,089
CARS-DB4 LP Series 2020-1A, Class B3 4.95%(2)	02/15/50		100,000	93,554
Castlelake Aircraft Structured Trust Series 2019-1A, Class A 3.97%(2)	04/15/39		40,134	39,739
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2 3.30%(2)	12/26/51		25,000	24,590
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class A2 6.00%(2)	05/20/55		20,000	20,504
Contego CLO VI DAC Series 6X, Class AR 2.81% (3 mo. EUR EURIBOR + 0.790%)(1),(3)	04/15/34	EUR	98,262	116,503
Diamond Issuer LLC Series 2021-1A, Class C 3.79%(2)	11/20/51		40,000	38,779
eStruxture Issuer LP Series 2025-1, Class A2 5.89%(2)	07/20/55	CAD	55,000	40,930
Hertz Vehicle Financing LLC Series 2022-5A, Class B 4.28%(2)	09/25/28		30,000	29,844
Sabey Data Center Issuer LLC Series 2023-1, Class A 2 6.25%(2)	04/20/48		70,000	70,214
SLM Student Loan Trust Series 2008-5, Class B 6.00% (90 day USD SOFR Average + 2.112%)(1)	07/25/73		50,000	52,872
Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A 2 6.17%(2)	05/28/39	GBP	100,000	140,525

Total Asset-Backed Securities (Cost: $1,412,736)				1,490,879

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT2 (I/O) 1.81%(5)	05/25/27		1,257,663	24,046
Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O) 2.04%(5)	04/25/36		111,836	6
Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O) 2.69%(5)	01/25/39		333,576	11,773
Government National Mortgage Association Series 2012-144, Class IO (I/O) 0.35%(5)	01/16/53		1,059,560	12,292

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $27,082)				48,117

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.6%
BPR Mortgage Trust Series 2023-STON, Class C 7.87%(2),(5)	12/05/39		100,000	102,463
BX Mortgage Trust Series 2021-PAC, Class B 4.69% (1 mo. USD Term SOFR + 1.013%)(1),(2)	10/15/36		100,000	99,797
BX Mortgage Trust Series 2021-PAC, Class E 5.74% (1 mo. USD Term SOFR + 2.062%)(1),(2)	10/15/36		100,000	99,838
BX Trust Series 2022-CLS, Class C 6.79%(2)	10/13/27		90,000	88,938
Caister Finance DAC Series 1A, Class E 9.61% (1 day GBP SONIA + 5.750%)(1),(2)	08/17/35	GBP	100,000	137,265
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O) 1.14%(5)	10/15/45		167,201	3,368
CRSO Trust Series 2023 7.12%(5)	07/10/40		100,000	103,979
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3, Class XB (I/O) 0.38%(2),(5)	02/15/46		5,716,580	31,968
Last Mile Securities PE DAC Series 2021-1A, Class F 7.06% (3 mo. EUR EURIBOR + 5.000%)(1),(2)	08/17/31	EUR	99,979	118,898
UBS Commercial Mortgage Trust Series 2017-C3, Class A4 3.43%	08/15/50		60,000	59,181
Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class A 6.01%(2)	06/10/37		100,000	103,569

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $879,244)				949,264

CORPORATE BONDS — 9.8%
Aerospace & Defense — 0.4%
General Electric Co. 4.59% (3 mo. USD Term SOFR + 0.742%)(1)	08/15/36		50,000	47,398

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Aerospace & Defense (Continued)
TransDigm, Inc. 6.00% (2)	01/15/33		$41,000	$41,800

				89,198

Airlines — 0.3%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29		60,402	58,322

Auto Manufacturers — 0.1%
Volkswagen Group of America Finance LLC (Germany) 5.80% (2)	03/27/35		20,000	20,687

Banks — 1.5%
JPMorgan Chase & Co.
2.07% (1 day USD SOFR + 1.015%)(1)	06/01/29		20,000	19,130
2.55% (1 day USD SOFR + 1.180%)(1)	11/08/32		10,000	9,012
Kreditanstalt fuer Wiederaufbau (Germany) 0.63%	01/07/28	EUR	181,000	209,102
Morgan Stanley 2.24% (1 day USD SOFR + 1.178%)(1)	07/21/32		5,000	4,437
Morgan Stanley Private Bank NA 4.20% (1 day USD SOFR + 0.780%)(1)	11/17/28		10,000	10,030
PNC Financial Services Group, Inc. 5.58% (1 day USD SOFR + 1.841%)(1)	06/12/29		30,000	31,062
U.S. Bancorp 4.65% (1 day USD SOFR + 1.230%)(1)	02/01/29		30,000	30,365
Wells Fargo & Co. 2.57% (3 mo. USD LIBOR + 1.000%)(1)	02/11/31		5,000	4,671

				317,809

Chemicals — 0.6%
International Flavors & Fragrances, Inc. 1.80%	09/25/26	EUR	100,000	118,480

Commercial Services — 0.1%
Valvoline, Inc. 3.63% (2)	06/15/31		10,000	9,212
VT Topco, Inc. 8.50% (2)	08/15/30		3,000	3,073

				12,285

Computers — 0.0%
Dell International LLC/EMC Corp. 5.00%	04/01/30		10,000	10,236

Cosmetics/Personal Care — 0.1%
Opal Bidco SAS (France) 6.50% (2)	03/31/32		5,000	5,108
Prestige Brands, Inc. 3.75% (2)	04/01/31		22,000	20,613

				25,721

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26		20,000	19,779
3.88%	01/23/28		10,000	9,974
Air Lease Corp. 5.85%	12/15/27		20,000	20,611
Avolon Holdings Funding Ltd. (Ireland) 2.53% (2)	11/18/27		11,000	10,694
GGAM Finance Ltd. (Ireland) 8.00% (2)	02/15/27		15,000	15,245

				76,303

Electric — 0.9%
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(1)	04/01/56		15,000	14,907
American Electric Power Co., Inc.
5.80% (5 yr. CMT + 2.128%)(1)	03/15/56		30,000	30,013
6.05% (5 yr. CMT + 1.940%)(1)	03/15/56		10,000	9,937
Ausgrid Finance Pty. Ltd. 5.95% (3)	12/10/35	AUD	20,000	14,049
Electricite de France SA 2.00% (3)	12/09/49	EUR	100,000	71,513
Entergy Corp. 5.88% (5 yr. CMT + 2.179%)(1)	06/15/56		25,000	25,010
WEC Energy Group, Inc. 5.63% (5 yr. CMT + 1.905%)(1)	05/15/56		30,000	30,165

				195,594

Engineering & Construction — 0.0%
Sydney Airport Finance Co. Pty. Ltd. (Australia) 5.90% (3)	04/19/34	AUD	10,000	7,083

Entertainment — 0.1%
Voyager Parent LLC 9.25% (2)	07/01/32		8,000	8,511
WarnerMedia Holdings, Inc. 5.14%	03/15/52		12,000	7,968

				16,479

Food — 0.3%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.50%	12/01/52		10,000	10,418
Pilgrim’s Pride Corp. 4.25%	04/15/31		37,000	36,091
Post Holdings, Inc. 4.63% (2)	04/15/30		12,000	11,718

				58,227

Gas — 0.1%
NiSource, Inc. 5.75% (5 yr. CMT + 2.035%)(1)	07/15/56		30,000	30,205

Health Care-Services — 0.3%
Cigna Group 5.25%	01/15/36		20,000	20,277
Elevance Health, Inc. 5.00%	01/15/36		10,000	9,919
Humana, Inc. 5.55%	05/01/35		10,000	10,031
Kedrion SpA (Italy) 6.50% (2)	09/01/29		11,000	10,877
ModivCare, Inc. 0.00% (2),(6),(7),(8)	10/01/29		22,050	331
Molina Healthcare, Inc. 6.25% (2)	01/15/33		5,000	5,040
Tenet Healthcare Corp. 4.38%	01/15/30		5,000	4,918

				61,393

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Household Products/Wares — 0.1%
Spectrum Brands, Inc. 3.88% (2)	03/15/31		$23,000	$18,698

Housewares — 0.0%
Central Garden & Pet Co. 4.13%	10/15/30		6,000	5,766

Insurance — 0.2%
Athene Global Funding 1.99% (2)	08/19/28		10,000	9,435
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53		30,000	29,497

				38,932

Internet — 0.3%
Getty Images, Inc. 10.50% (2)	11/15/30		5,000	5,066
Meta Platforms, Inc.
4.88%	11/15/35		20,000	19,775
5.50%	11/15/45		10,000	9,621
Snap, Inc. 6.88% (2)	03/01/33		20,000	20,535

				54,997

Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		9,000	8,787
9.75%	01/15/29		5,000	5,034

				13,821

Lodging — 0.0%
MGM Resorts International 6.50%	04/15/32		5,000	5,121

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%	05/01/47		36,000	29,772
CSC Holdings LLC
6.50% (2)	02/01/29		45,000	28,936
11.75% (2)	01/31/29		5,000	3,658
DISH Network Corp. 11.75% (2)	11/15/27		3,000	3,105
Sirius XM Radio LLC 3.88% (2)	09/01/31		25,000	22,859
VZ Secured Financing BV (Netherlands) 5.00% (2)	01/15/32		23,000	20,802

				109,132

Miscellaneous Manufacturers — 0.1%
Dyno Nobel Ltd. (Australia) 5.40%	11/08/32	AUD	40,000	27,479

Office/Business Equipment — 0.0%
Xerox Corp. 10.25% (2)	10/15/30		10,000	8,275

Oil & Gas — 0.1%
Sunoco LP 7.88% (5 yr. CMT + 4.230%)(1),(2),(9)	09/18/30		10,000	10,323
Transocean Titan Financing Ltd. 8.38% (2)	02/01/28		1,619	1,655

				11,978

Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc. 5.50%	03/17/35		15,000	15,514
Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26 12.00% (2)	12/01/30		5,000	4,728

				20,242

Pharmaceuticals — 0.6%
1261229 BC Ltd. 10.00% (2)	04/15/32		10,000	10,274
Bayer U.S. Finance II LLC (Germany) 4.63% (2)	06/25/38		36,000	33,062
CVS Health Corp. 6.75% (5 yr. CMT + 2.516%)(1)	12/10/54		20,000	20,805
Teva Pharmaceutical Finance Netherlands III BV (Israel) 6.00%	12/01/32		25,000	26,217
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		25,000	25,899

				116,257

Pipelines — 0.2%
Venture Global LNG, Inc.
8.13% (2)	06/01/28		2,000	2,050
9.00% (5 yr. CMT + 5.440%)(1),(2),(9)	09/30/29		17,000	14,984
9.88% (2)	02/01/32		4,000	4,236
Venture Global Plaquemines LNG LLC
6.13% (2)	12/15/30		5,000	5,152
6.50% (2)	01/15/34		5,000	5,196

				31,618

Real Estate — 0.4%
Vonovia SE (Germany) 1.50% (3)	06/14/41	EUR	100,000	79,424

REIT — 0.6%
American Assets Trust LP 3.38%	02/01/31		40,000	36,507
American Tower Corp. 2.70%	04/15/31		20,000	18,399
GLP Capital LP/GLP Financing II, Inc. 5.75%	06/01/28		5,000	5,127
Hudson Pacific Properties LP
3.25%	01/15/30		12,000	10,192
3.95%	11/01/27		11,000	10,568
LXP Industrial Trust 2.70%	09/15/30		20,000	18,346
VICI Properties LP 5.13%	05/15/32		2,000	2,013
VICI Properties LP/VICI Notes Co., Inc. 5.75% (2)	02/01/27		30,000	30,318

				131,470

Retail — 0.3%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50% (2)	07/01/32		5,000	4,772
Ferrellgas LP/Ferrellgas Finance Corp.
5.88% (2)	04/01/29		15,000	14,437
9.25% (2)	01/15/31		5,000	5,168
Michaels Cos., Inc. 5.25% (2)	05/01/28		23,000	22,784

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Retail (Continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.50% (2)	12/15/35		$5,000	$4,978

				52,139

Semiconductors — 0.1%
Intel Corp. 3.25%	11/15/49		30,000	19,524

Software — 0.4%
Fiserv, Inc. 4.55%	02/15/31		25,000	24,853
Open Text Corp. (Canada) 6.90% (2)	12/01/27		5,000	5,166
Open Text Holdings, Inc. (Canada) 4.13% (2)	12/01/31		5,000	4,497
Oracle Corp.
4.45%	09/26/30		30,000	29,302
5.88%	09/26/45		15,000	13,488

				77,306

Telecommunications — 0.4%
Altice Financing SA (Luxembourg) 9.63% (2)	07/15/27		9,000	6,976
EchoStar Corp. 10.75%	11/30/29		2,000	2,194
Frontier Communications Holdings LLC 8.63% (2)	03/15/31		10,000	10,468
T-Mobile USA, Inc. 2.63%	04/15/26		55,000	54,847
Vmed O2 U.K. Financing I PLC (United Kingdom) 4.75% (2)	07/15/31		11,000	10,073

				84,558

Transportation — 0.1%
Aurizon Network Pty. Ltd. (Australia) 2.90% (3)	09/02/30	AUD	20,000	12,470
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	20,000	12,895

				25,365

Total Corporate Bonds (Cost: $2,017,243)				2,030,124

FOREIGN GOVERNMENT BONDS — 50.0%
Australia Government Bonds
2.75% (3)	11/21/29	AUD	253,000	167,886
4.25% (3)	12/21/35	AUD	254,000	170,571
4.75% (3)	04/21/27	AUD	93,000	65,626
Bonos de la Tesoreria de la Republica en pesos 5.00% (3)	10/01/28	CLP	30,000,000	35,130
Brazil Notas do Tesouro Nacional Series F 10.00%	01/01/31	BRL	2,010,000	342,919
Bundesobligation 2.20% (3)	10/10/30	EUR	230,951	272,704
Bundesrepublik Deutschland Bundesanleihe
2.60% (3)	08/15/35	EUR	185,000	216,375
2.90% (3)	08/15/56	EUR	205,000	216,908
Canada Government Bonds 3.25%	12/01/34	CAD	73,000	53,539
China Development Bank
2.77%	10/24/32	CNY	410,000	62,388
3.09%	06/18/30	CNY	1,530,000	232,617
3.48%	01/08/29	CNY	200,000	30,262
China Government Bonds
1.44%	09/15/27	CNY	730,000	105,176
1.63%	10/25/30	CNY	3,690,000	532,516
1.83%	08/25/35	CNY	$3,210,000	462,908
1.92%	01/15/55	CNY	1,430,000	189,299
Czech Republic Government Bonds
3.50%	05/30/35	CZK	1,750,000	80,352
4.50%	11/11/32	CZK	670,000	33,578
European Union
0.00% (3),(8)	07/04/29	EUR	150,000	165,066
1.63% (3)	12/04/29	EUR	87,000	100,563
2.75% (3)	02/04/33	EUR	102,000	120,990
Finland Government Bonds 2.50% (3)	04/15/30	EUR	156,000	185,960
French Republic Government Bonds OAT
0.50% (3)	06/25/44	EUR	55,000	35,696
1.00% (3)	05/25/27	EUR	395,000	463,286
2.70% (3),(2)	02/25/31	EUR	78,592	93,423
3.00% (3)	11/25/34	EUR	14,000	16,284
3.25% (3)	05/25/55	EUR	33,000	32,078
Hungary Government Bonds 3.00%	08/21/30	HUF	2,250,000	6,179
Ireland Government Bonds 2.60% (3)	10/18/34	EUR	43,761	50,714
Israel Government Bonds — Fixed 1.30%	04/30/32	ILS	116,000	32,682
Japan Government Five Year Bonds 1.00%	12/20/29	JPY	8,600,000	54,665
Japan Government Ten Year Bonds 1.20%	12/20/34	JPY	102,000,000	612,965
Japan Government Thirty Year Bonds
0.40%	03/20/50	JPY	40,600,000	131,922
1.80%	03/20/54	JPY	29,550,000	130,680
Kingdom of Belgium Government Bonds 0.10% (3)	06/22/30	EUR	281,022	301,184
Korea Treasury Bonds
1.88%	03/10/51	KRW	97,920,000	48,964
2.00%	06/10/31	KRW	279,800,000	180,259
Malaysia Government Bonds 4.64%	11/07/33	MYR	338,000	92,479
Mexico Bonos
8.00%	07/31/53	MXN	600,000	30,180
8.50%	03/01/29	MXN	620,000	36,336
Netherlands Government Bonds 2.50% (3)	07/15/34	EUR	35,000	40,634
New South Wales Treasury Corp.
4.75% (3)	02/20/37	AUD	125,000	82,923
5.25% (3)	02/24/38	AUD	10,000	6,852
New Zealand Government Bonds
4.25%	05/15/34	NZD	46,000	27,479
4.50%	05/15/30	NZD	22,000	13,645
Norway Government Bonds 3.63% (3)	04/13/34	NOK	279,000	28,078
Peru Government International Bonds 7.30% (3)	08/12/33	PEN	51,000	17,421
Province of British Columbia 4.45%	12/18/55	CAD	105,000	75,685
Province of Ontario 4.15%	12/02/54	CAD	50,000	34,504
Province of Quebec 4.40%	12/01/55	CAD	35,000	24,792
Queensland Treasury Corp.
5.00% (3)	07/21/37	AUD	125,000	83,936
5.25% (3)	08/13/38	AUD	10,000	6,794
Republic of Austria Government Bonds 3.45% (3)	10/20/30	EUR	205,300	254,278
Republic of Poland Government Bonds 1.75%	04/25/32	PLN	156,000	37,434

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FOREIGN GOVERNMENT BONDS (Continued)
Romania Government Bonds 7.10%	07/31/34	RON	65,000	$15,681
Singapore Government Bonds 3.00%	04/01/29	SGD	165,000	135,741
Sweden Government Bonds 0.75% (3)	11/12/29	SEK	490,000	52,526
Thailand Government Bonds 1.59%	12/17/35	THB	3,054,000	93,696
Treasury Corp. of Victoria 2.00%	11/20/37	AUD	45,000	21,828
U.K. Gilts
0.38% (3)	10/22/30	GBP	69,457	81,079
4.25% (3)	12/07/27	GBP	578,687	802,505
4.38% (3)	03/07/30	GBP	1,113,383	1,552,194
4.38% (3)	07/31/54	GBP	113,000	134,348
4.50% (3)	03/07/35	GBP	364,611	499,547

Total Foreign Government Bonds (Cost: $10,105,704)				10,316,909

MUNICIPAL BONDS — 0.2%
County of Miami-Dade Aviation Revenue, Revenue Bonds 2.86%	10/01/35		50,000	42,388

Total Municipal Bonds (Cost: $50,796)				42,388

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 21.1%
Federal Home Loan Mortgage Corp., Pool #SD8204 2.00%	04/01/52		162,085	132,235
Federal Home Loan Mortgage Corp., Pool #SD8189 2.50%	01/01/52		37,241	31,813
Federal Home Loan Mortgage Corp., Pool #QD7360 2.50%	02/01/52		38,933	33,243
Federal Home Loan Mortgage Corp., Pool #SD8212 2.50%	05/01/52		84,702	72,316
Federal Home Loan Mortgage Corp., Pool #G08721 3.00%	09/01/46		2,512	2,287
Federal Home Loan Mortgage Corp., Pool #G08732 3.00%	11/01/46		3,570	3,250
Federal Home Loan Mortgage Corp., Pool #SD0231 3.00%	01/01/50		72,820	65,902
Federal Home Loan Mortgage Corp., Pool #SD8213 3.00%	05/01/52		99,229	88,251
Federal Home Loan Mortgage Corp., Pool #G08681 3.50%	12/01/45		12,831	12,081
Federal Home Loan Mortgage Corp., Pool #G08698 3.50%	03/01/46		12,057	11,343
Federal Home Loan Mortgage Corp., Pool #G08716 3.50%	08/01/46		12,308	11,579
Federal Home Loan Mortgage Corp., Pool #G08722 3.50%	09/01/46		1,258	1,184
Federal Home Loan Mortgage Corp., Pool #G08762 4.00%	05/01/47		11,046	10,699
Federal Home Loan Mortgage Corp., Pool #ZT1703 4.00%	01/01/49		28,835	28,016
Federal Home Loan Mortgage Corp., Pool #SD5323 4.00%	01/01/54		65,885	63,021
Federal Home Loan Mortgage Corp., Pool #SD8245 4.50%	09/01/52		140,566	138,251
Federal Home Loan Mortgage Corp., Pool #SD8266 4.50%	11/01/52		80,345	79,006
Federal Home Loan Mortgage Corp., Pool #SD8347 4.50%	08/01/53		94,353	92,699
Federal Home Loan Mortgage Corp., Pool #SL1660 4.50%	10/01/53		23,956	23,559
Federal Home Loan Mortgage Corp., Pool #G08833 5.00%	07/01/48		1,513	1,542
Federal Home Loan Mortgage Corp., Pool #SD8491 5.00%	12/01/54		18,259	18,262
Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F) 2.08% (-30 day USD SOFR Average + 5.786%)(1)	04/15/38		24,434	1,513
Federal National Mortgage Association, Pool #MA4204 2.00%	12/01/40		44,272	39,101
Federal National Mortgage Association, Pool #CB2610 2.00%	01/01/52		58,274	47,762
Federal National Mortgage Association, Pool #CB3347 2.00%	01/01/52		153,085	124,746
Federal National Mortgage Association, Pool #MA4563 2.50%	03/01/52		76,902	65,662
Federal National Mortgage Association, Pool #BV4119 2.50%	03/01/52		50,747	43,326
Federal National Mortgage Association, Pool #BV2994 2.50%	04/01/52		79,525	67,895
Federal National Mortgage Association, Pool #MA1527 3.00%	08/01/33		6,998	6,795
Federal National Mortgage Association, Pool #MA2705 3.00%	08/01/46		45,771	41,626
Federal National Mortgage Association, Pool #FM2870 3.00%	03/01/50		96,638	87,457
Federal National Mortgage Association, Pool #MA1652 3.50%	11/01/33		11,512	11,318
Federal National Mortgage Association, Pool #AB3679 3.50%	10/01/41		31,992	30,737
Federal National Mortgage Association, Pool #AB4045 3.50%	12/01/41		42,969	41,318
Federal National Mortgage Association, Pool #AT5914 3.50%	06/01/43		15,168	14,472
Federal National Mortgage Association, Pool #CA0996 3.50%	01/01/48		37,338	35,203
Federal National Mortgage Association, Pool #BD7081 4.00%	03/01/47		11,919	11,531
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52		164,908	158,120
Federal National Mortgage Association, Pool #MA4732 4.00%	09/01/52		39,840	38,170
Federal National Mortgage Association, Pool #MA4804 4.00%	11/01/52		103,143	98,795
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48		1,045	1,037
Federal National Mortgage Association, Pool #MA4656 4.50%	07/01/52		114,464	112,581
Federal National Mortgage Association, Pool #MA4733 4.50%	09/01/52		34,738	34,173
Federal National Mortgage Association, Pool #MA4917 4.50%	02/01/53		61,383	60,374
Federal National Mortgage Association, Pool #MA5008 4.50%	05/01/53		24,885	24,473
Federal National Mortgage Association, Pool #FS7252 5.00%	11/01/53		64,077	64,266
Federal National Mortgage Association, Pool #MA5107 5.50%	08/01/53		60,932	61,986
Federal National Mortgage Association REMICS Series 2007-52, Class LS (I/O) (I/F) 2.24% (-30 day USD SOFR Average + 5.936%)(1)	06/25/37		24,447	1,997

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal National Mortgage Association REMICS Series 2008-18, Class SM (I/O) (I/F) 3.19% (-30 day USD SOFR Average + 6.886%)(1)	03/25/38	$25,900	$2,714
Federal National Mortgage Association REMICS Series 2009-115, Class SB (I/O) (I/F) 2.44% (-30 day USD SOFR Average + 6.136%)(1)	01/25/40	15,566	1,391
Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F) 2.79% (-30 day USD SOFR Average + 6.486%)(1)	10/25/40	26,740	2,339
Government National Mortgage Association, Pool #MA3662 3.00%	05/20/46	20,975	19,198
Government National Mortgage Association, Pool #MA3597 3.50%	04/20/46	7,670	7,206
Government National Mortgage Association, Pool #MA3663 3.50%	05/20/46	1,099	1,033
Government National Mortgage Association, Pool #MA3803 3.50%	07/20/46	5,110	4,801
Government National Mortgage Association, Pool #MA4900 3.50%	12/20/47	23,300	21,882
Government National Mortgage Association, Pool #MA8346 4.00%	10/20/52	58,257	55,634
Government National Mortgage Association, Pool #MA8488 4.00%	12/20/52	52,848	50,468
Government National Mortgage Association, Pool #MA5399 4.50%	08/20/48	9,434	9,374
Government National Mortgage Association, Pool #MA8347 4.50%	10/20/52	96,142	94,908
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	69,992	68,427
Government National Mortgage Association, Pool #MA4454 5.00%	05/20/47	5,469	5,604
Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC) 5.00%	11/16/41	23,540	4,342
Government National Mortgage Association, TBA 2.50% (10)	11/01/51	150,000	129,964
4.00% (10)	05/01/55	125,000	118,224
4.50% (10)	08/01/55	100,000	97,629
5.00% (10)	08/01/55	225,000	224,903
5.50% (10)	06/01/55	50,000	50,546
Uniform Mortgage-Backed Security, TBA 2.00% (10)	10/01/51	25,000	20,285
3.50% (10)	01/01/52	200,000	184,988
4.00% (10)	06/01/55	450,000	429,678
4.50% (10)	07/01/55	275,000	269,380
5.00% (10)	08/01/55	125,000	124,958
5.50% (10)	05/01/55	100,000	101,399

Total Residential Mortgage-Backed Securities — Agency (Cost: $4,408,802)			4,348,248

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.4%
BCMSC Trust Series 2000-A, Class A 4 8.29% (5)	06/15/30	189,525	12,129
Bear Stearns ALT-A Trust Series 2005-8, Class 11A1 4.33% (1 mo. USD Term SOFR + 0.654%)(1)	10/25/35	18,139	16,842
Countrywide Alternative Loan Trust Series 2006-HY12, Class A 5 4.10% (5)	08/25/36	98,411	92,406
Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A 1 4.69% (1 mo. USD Term SOFR + 1.014%)(1)	10/25/47	50,233	46,394
Deephaven Residential Mortgage Trust Series 2021-3, Class A 1 1.19% (2),(5)	08/25/66	64,344	57,804
IndyMac INDX Mortgage Loan Trust Series 2005-AR15, Class A 2 3.98% (5)	09/25/35	35,120	28,511
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF 3 5.96%	09/25/29	144,106	85,919
Merrill Lynch Alternative Notes Asset Trust Series 2007-A1, Class A2B 4.09% (1 mo. USD Term SOFR + 0.414%)(1)	01/25/37	259,474	77,957
MFA Trust Series 2021-RPL1, Class A2 2.07% (2),(5)	07/25/60	100,000	85,624
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A4 4.27% (1 mo. USD Term SOFR + 0.594%)(1)	06/25/36	205,732	102,899
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-WMC1, Class A2C 4.41% (1 mo. USD Term SOFR + 0.734%)(1)	12/25/35	48,037	47,499
Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE2, Class A2B 3.88% (1 mo. USD Term SOFR + 0.204%)(1)	01/25/37	130,597	60,367
MortgageIT Trust Series 2005-1, Class 1A1 4.43% (1 mo. USD Term SOFR + 0.754%)(1)	02/25/35	5,443	5,554
Ownit Mortgage Loan Trust Series 2006-3, Class A2D 4.33% (1 mo. USD Term SOFR + 0.654%)(1)	03/25/37	20,830	20,385
Residential Asset Securitization Trust Series 2005-A15, Class 2A11 (I/O) (I/F) 1.76% (-1 mo. USD Term SOFR + 5.436%)(1)	02/25/36	422,024	40,448
Structured Adjustable Rate Mortgage Loan Trust Series 2004-18, Class 4A1 5.71% (5)	12/25/34	2,093	2,082
Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1 4.41% (1 mo. USD Term SOFR + 0.734%)(1)	09/25/45	15,069	14,065
Structured Asset Mortgage Investments II Trust Series 2006-AR8, Class A2 4.21% (1 mo. USD Term SOFR + 0.534%)(1)	10/25/36	100,003	90,172

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A 4.41% (1 mo. USD Term SOFR + 0.734%)(1)	01/25/45	$23,071	$23,173

Total Residential Mortgage-Backed Securities — Non-agency (Cost: $1,180,061)			910,230

U.S. TREASURY SECURITIES — 4.1%
U.S. Treasury Bonds 4.63%	11/15/55	157,900	151,276
U.S. Treasury Notes
3.50%	01/31/28	60,000	59,962
3.75%	01/31/31	322,000	321,214
4.00%	01/31/33	50,000	49,917
4.00%	11/15/35	262,000	256,658

Total U.S. Treasury Securities (Cost: $844,584)			839,027

Total Fixed Income Securities (Cost: $20,926,252)			20,975,186

CONVERTIBLE SECURITIES — 0.1%
CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%
Worldline SA (France) 0.00% (3),(8)	07/30/26	EUR 10,320	12,294

Total Convertible Securities (Cost: $10,937)			12,294

COMMON STOCK — 0.0%

Security		Shares
Health Care-Services — 0.0%
ModivCare, Inc.(11)		285	1,900

Total Common Stock (Cost: $1,852)			1,900

Issues
INVESTMENT COMPANIES — 1.0%
TCW Emerging Markets Income Fund — I Class(12)		30,273	213,122

Total Investment Companies (Cost: $196,249)			213,122

Security
MONEY MARKET INVESTMENTS — 7.6%
TCW Central Cash Fund, 3.65%(12),(13)		1,564,788	1,564,788

Total Money Market Investments (Cost: $1,564,788)			1,564,788

PURCHASED OPTIONS(14) (0.0%) (Cost: $390)			280

Issues		Principal Amount
SHORT-TERM INVESTMENT — 0.1%

Egypt — 0.1%
Egypt Treasury Bills
0.00% (8)	10/27/26	EGP 1,225,000	22,308
Total Short-Term Investments (Cost: $21,966)			22,308

Total Investments (110.4%) (Cost: $22,722,434)			22,789,878
Liabilities In Excess Of Other Assets (10.4%)			(2,142,322)
Net Assets (100.0%)			$20,647,556

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (15)
Goldman Sachs & Co.	BRL	49,201	04/01/26	$8,985	$9,276	$291
Barclays Capital	CAD	469,377	04/01/26	342,244	347,481	5,237
Citibank N.A.	CHF	93,329	04/01/26	118,687	121,942	3,255
Barclays Capital	CNH	3,409,242	04/01/26	489,981	492,159	2,178
State Street Bank & Trust Co.	CNY	66,758	04/01/26	9,632	9,637	5
Citibank N.A.	DKK	286,113	04/01/26	45,052	45,729	677
Citibank N.A.	EUR	794,520	04/01/26	939,756	947,737	7,981
Barclays Capital	EUR	157,773	04/01/26	184,818	188,198	3,380
Morgan Stanley & Co.	EUR	8,787	04/01/26	10,435	10,481	46
Barclays Capital	GBP	4,630	04/01/26	6,318	6,353	35
Goldman Sachs & Co.	HUF	2,805,000	04/01/26	8,511	8,730	219
Barclays Capital	IDR	1,638,921,033	07/27/26	96,748	97,314	566
Citibank N.A.	ILS	7,286	04/01/26	2,304	2,359	55
Barclays Capital	JPY	124,511,898	04/01/26	802,084	811,111	9,027
Citibank N.A.	KRW	127,015,508	04/21/26	86,512	88,495	1,983
Goldman Sachs & Co.	MXN	204,528	04/01/26	11,338	11,730	392
Barclays Capital	NOK	430,816	04/01/26	42,840	44,868	2,028
Citibank N.A.	NZD	89,284	04/01/26	53,886	54,117	231
Goldman Sachs & Co.	PLN	95,735	04/01/26	26,611	27,069	458
Goldman Sachs & Co.	RON	25,093	04/01/26	5,748	5,842	94
Citibank N.A.	SEK	260,479	04/01/26	28,425	29,510	1,085
Citibank N.A.	TRY	2,229,099	02/06/26	50,580	51,131	551

				$3,371,495	$3,411,269	$39,774

SELL (16)
JP Morgan Chase Bank	AUD	376,397	04/01/26	$253,196	$263,642	$(10,446)
Citibank N.A.	AUD	85,732	04/01/26	57,693	60,050	(2,357)
Goldman Sachs & Co.	AUD	10,326	04/01/26	6,895	7,232	(337)
Citibank N.A.	BRL	1,881,564	04/01/26	343,470	354,721	(11,251)
Barclays Capital	CLP	18,005,721	04/01/26	19,929	20,853	(924)
Citibank N.A.	CNH	312,231	04/01/26	45,091	45,074	17
Goldman Sachs & Co.	CZK	1,670,896	04/01/26	81,011	81,738	(727)
Barclays Capital	EUR	103,125	04/01/26	122,674	123,012	(338)
Bank of New York	GBP	1,847,666	04/01/26	2,499,506	2,535,271	(35,765)
Barclays Capital	GBP	58,674	04/01/26	80,145	80,509	(364)
Citibank N.A.	IDR	298,408,453	04/01/26	17,776	17,762	14
Barclays Capital	JPY	16,083,586	04/01/26	102,274	104,774	(2,500)
Goldman Sachs & Co.	KRW	28,443,698	04/01/26	19,741	19,803	(62)
Barclays Capital	MYR	27,297	04/01/26	6,728	6,933	(205)
Citibank N.A.	NZD	10,618	04/01/26	6,159	6,436	(277)
Citibank N.A.	PEN	12,349	04/01/26	3,660	3,675	(15)
Citibank N.A.	SGD	116,524	04/01/26	91,188	92,186	(998)
Barclays Capital	THB	589,452	04/01/26	18,886	18,806	80

				$3,776,022	$3,842,477	$(66,455)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
14	Euro-Bobl Futures	03/06/26	$1,942,316	$1,942,152	$(164)
7	Euro Schatz Futures	03/06/26	890,309	890,257	(52)
2	Euro-oat Future	03/06/26	287,919	290,108	2,189
4	10-Year U.S. Treasury Note Futures	03/20/26	449,914	447,313	(2,601)
4	U.S. Ultra Long Bond Futures	03/20/26	479,484	469,750	(9,734)
6	5-Year U.S. Treasury Note Futures	03/31/26	655,885	653,578	(2,307)
6	2-Year U.S. Treasury Note Futures	03/31/26	1,251,864	1,250,953	(911)
5	2-Year Canadian Bond Futures	03/20/26	390,865	390,393	(472)
2	5-Year Canadian Bond Futures	03/20/26	168,656	167,618	(1,038)

			$6,517,212	$6,502,122	$(15,090)

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Short Futures
3	3-Year Australian Bond Futures	03/16/26	$(220,861)	$(220,211)	$650
2	10-Year Australian Bond Futures	03/16/26	(153,464)	(152,933)	531
2	10-Year U.S. Treasury Note Futures	03/20/26	(230,536)	(228,313)	2,223
1	Euro-Bund Futures	03/06/26	(152,845)	(152,478)	367
1	Long Gilt Futures	03/27/26	(124,372)	(124,669)	(297)

			$(882,078)	$(878,604)	$3,474

SWAPTIONS

Description	Counterparty	Interest Rate (%)	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
5-Year Interest Rate Swap	JP Morgan Chase Bank	4.11	05/27/26	400,000	$400,000	$280	$390	$(110)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
HUF	Hungarian Forint.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
RON	New Romanian Leu.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CZK	Czech Koruna.
DKK	Danish Krone.
EGP	Egyptian Pound.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
SEK	Swedish Krona.
SGD	Singapore Dollar.
THB	Thai Baht.
TRY	Turkish New Lira.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2026.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $2,648,083 or 12.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2026, the value of these securities amounted to $6,904,975 or 33.4% of net assets.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Restricted security (Note 3).
(7)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(8)	Security is not accruing interest.
(9)	Perpetual maturity.
(10)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(11)	Non-income producing security.
(12)	Affiliated issuer.
(13)	Rate disclosed is the 7-day net yield as of January 31, 2026.
(14)	See options table for description of purchased options.
(15)	Fund buys foreign currency, sells USD.
(16)	Fund sells foreign currency, buys USD.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Global Bond Fund transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$1,294,788	$2,270,000	$2,000,000	1,564,788	$1,564,788	$7,661	$—	$—	$—
TCW Emerging Markets Income Fund — I Class	206,511	4,792	—	30,273	213,122	3,754			1,819

Total					$1,777,910	$11,415	$—	$—	$1,819

TCW Global Bond Fund
Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$10,316,909	$—	$10,316,909
Residential Mortgage-Backed Securities — Agency	—	4,348,248	—	4,348,248
Corporate Bonds	—	2,030,124	—	2,030,124
Asset-Backed Securities	—	1,490,879	—	1,490,879
Commercial Mortgage-Backed Securities — Non-Agency	—	949,264	—	949,264
Residential Mortgage-Backed Securities — Non-Agency	—	910,230	—	910,230
U.S. Treasury Securities	—	839,027	—	839,027
Commercial Mortgage-Backed Securities — Agency	—	48,117	—	48,117
Municipal Bonds	—	42,388	—	42,388

Total Fixed Income Securities	—	20,975,186	—	20,975,186

Convertible Securities
Convertible Corporate Bonds	—	12,294	—	12,294
Equity Securities
Money Market Investments	1,564,788	—	—	1,564,788
Investment Companies	213,122	—	—	213,122
Common Stock	—	1,900	—	1,900

Total Equity Securities	1,777,910	1,900	—	1,779,810

Short-Term Investments	—	22,308	—	22,308
Swaptions
Purchased Swaptions — OTC	280	—	—	280

Total Investments	$1,778,190	$21,011,688	$—	$22,789,878

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	39,774	—	39,774
Futures Contracts
Interest Rate Risk	5,960	—	—	5,960

Total	$1,784,150	$21,051,462	$—	$22,835,612

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(66,455)	$—	$(66,455)
Futures Contracts
Interest Rate Risk	(17,576)	—	—	(17,576)

Total	$(17,576)	$(66,455)	$—	$(84,031)

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 117.5% of Net Assets
ASSET-BACKED SECURITIES — 10.2%
AIMCO CLO 24 Ltd. Series 2025-24A, Class SUB 0.00% (1),(2)	04/19/38	$4,200,000	$3,033,248
ALLO Issuer LLC Series 2023-1A, Class C 12.18% (1)	06/20/53	6,065,000	6,416,381
ALLO Issuer LLC Series 2024-1A, Class C 11.19% (1)	07/20/54	1,381,200	1,472,851
Anchorage Credit Funding 19 Ltd. Series 2025-19A, Class C 5.59% (1)	10/25/40	2,200,000	2,189,887
Apidos CLO XI Ltd. Series 2012-11A, Class SUB 0.00% (1),(2)	04/17/34	11,000,000	2,254,626
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class D 3.71% (1)	08/20/27	10,000,000	9,946,121
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D 4.08% (1)	02/20/28	2,825,000	2,798,122
Avis Budget Rental Car Funding AESOP LLC Series 2023-7A, Class D 7.31% (1)	08/21/28	8,000,000	8,189,781
Bayfront Iabs VII Pte. Ltd. Series 7A, Class C 6.74% (1 day USD SOFR + 2.950%)(1),(3)	04/11/48	1,800,000	1,805,389
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class E 8.36% (30 day USD SOFR Average + 3.500%)(1),(3)	06/25/47	3,159,520	3,195,574
BBAM U.S. CLO VI Ltd. Series 2025-6A, Class SUB 0.00% (1),(2)	01/27/39	2,000,000	1,585,216
Blue Stream Issuer LLC Series 2023-1A, Class C 8.90% (1)	05/20/53	2,500,000	2,568,455
Carvana Auto Receivables Trust Series 2021-N3, Class R 0.00% (1),(4)	06/12/28	25,650	1,852,388
Carvana Auto Receivables Trust Series 2023-P1, Class R 0.00% (1),(4)	03/11/30	2,950	195,633
CIFC Funding Ltd. Series 2022-2A, Class B 0.00% (1),(2)	04/19/35	3,300,000	1,848,294
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2 3.30% (1)	12/26/51	7,565,000	7,441,103
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class C 9.41% (1)	05/20/55	6,010,000	6,351,180
Diamond Infrastructure Funding LLC Series 2021-1A, Class C 3.48% (1)	04/15/49	3,690,000	3,592,122
Diamond Issuer LLC Series 2021-1A, Class C 3.79% (1)	11/20/51	3,690,000	3,577,372
Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2 4.25% (1)	03/25/52	10,265,625	10,067,683
FHF Issuer Trust Series 2025-1A, Class A2 4.92% (1)	02/15/31	2,229,734	2,230,178
Flexential Issuer LLC Series 2021-1A, Class A2 3.25% (1)	11/27/51	3,465,143	3,423,803
Hertz Vehicle Financing III LLC Series 2023-1A, Class 1D 9.13% (1)	06/25/27	2,000,000	2,015,864
Hertz Vehicle Financing III LP Series 2021-2A, Class D 4.34% (1)	12/27/27	12,090,000	11,957,384
Higley Park CLO Ltd. Series 2025-1A, Class SUB 9.95% (1),(5)	07/24/38	4,000,000	3,125,804
HOA Funding LLC 0.00% (1),(2),(6)	08/20/51	6,136,164	1
Hotwire Funding LLC Series 2021-1, Class B 2.66% (1)	11/20/51	2,775,000	2,727,509
Hotwire Funding LLC Series 2021-1, Class C 4.46% (1)	11/20/51	2,380,000	2,365,731
Hotwire Funding LLC Series 2024-1A, Class C 9.19% (1)	06/20/54	3,425,000	3,549,315
HPS Loan Management Ltd. Series 2021-16A, Class ER 10.17% (3 mo. USD Term SOFR + 6.500%)(1),(3)	01/23/35	2,700,000	2,721,173
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class D 6.95% (30 day USD SOFR Average + 3.250%)(1),(3)	09/20/33	640,003	643,322
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class E 10.30% (30 day USD SOFR Average + 6.600%)(1),(3)	09/20/33	894,412	900,686
LMDV Issuer Co. LLC Series 2025-1A, Class C 7.88% (1)	12/15/55	2,610,000	2,662,718
LMRK Issuer Co. 2 LLC Series 2025-1A, Class B 6.20% (1)	09/15/55	2,400,000	2,433,768
Magnetite XLII Ltd. Series 2024-42A, Class SUB 0.00% (1),(2)	01/25/38	5,000,000	3,398,350
MAPS Trust Series 2026-1A, Class B 6.13% (1),(7)	01/15/51	1,900,000	1,900,062
NCFA LLC – Loan Participation 1 2.75% (6)	06/12/28	7,372,836	7,372,836
NCFA LLC – Loan Participation 2 3.14% (6)	12/19/27	5,765,078	5,765,078
NCFA LLC – Loan Participation 3 7.90% (6)	04/11/30	1,830,000	1,830,000
New Mountain CLO 8 Ltd. Series CLO-8A, Class M 0.00% (1),(2),(6),(8)	10/20/38	430,000	—
New Mountain CLO 8 Ltd. Series CLO-8A, Class SUB 0.00% (1),(2)	10/20/38	4,300,000	3,085,491
Newday Funding Master Issuer PLC Series 2024-1X, Class E 8.53% (1 day GBP SONIA + 4.800%)(3),(9)	03/15/32	GBP 1,950,000	2,750,248
Newday Funding Master Issuer PLC Series 2024-2X, Class E 7.63% (1 day GBP SONIA + 3.900%)(3),(9)	07/15/32	GBP 1,500,000	2,103,207
Newday Funding Master Issuer PLC Series 2025-2A, Class E 6.73% (1 day GBP SONIA + 3.000%)(1),(3)	07/15/33	GBP 1,700,000	2,337,204
OCP CLO Ltd. Series 2025-44A, Class SUB 0.00% (1),(2)	10/24/38	3,250,000	2,551,250
Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class DR 10.17% (3 mo. USD Term SOFR + 6.500%)(1),(3)	01/20/34	2,760,000	2,768,628
Switch ABS Issuer LLC Series 2024-2A, Class C 10.03% (1)	06/25/54	3,650,000	3,782,941
Switch ABS Issuer LLC Series 2025-2A, Class B 6.24% (1)	10/25/55	2,280,000	2,263,328
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class D 5.90% (30 day USD SOFR Average + 2.200%)(1),(3)	09/25/32	2,939,019	2,960,400
VB-S1 Issuer LLC Series 2022-1A, Class C2I 3.16% (1)	02/15/52	3,985,000	3,891,822

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Wireless PropCo Funding LLC Series 2025-1A, Class C 8.51% (1)	06/25/55	$1,000,000	$1,021,989

Total Asset-Backed Securities (Cost: $179,648,865)			170,921,516

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 67.6%
Federal Home Loan Mortgage Corp., Pool #QE0312 2.00%	04/01/52	9,970,452	8,134,245
Federal Home Loan Mortgage Corp., Pool #SD8147 2.50%	05/01/51	12,458,190	10,675,163
Federal Home Loan Mortgage Corp., Pool #SD8194 2.50%	02/01/52	2,285,442	1,951,612
Federal Home Loan Mortgage Corp., Pool #SD8212 2.50%	05/01/52	10,394,205	8,874,177
Federal Home Loan Mortgage Corp., Pool #G08710 3.00%	06/01/46	769,857	700,975
Federal Home Loan Mortgage Corp., Pool #SD8220 3.00%	06/01/52	10,070,446	8,955,140
Federal Home Loan Mortgage Corp., Pool #G60238 3.50%	10/01/45	2,479,027	2,358,579
Federal Home Loan Mortgage Corp., Pool #G60440 3.50%	03/01/46	17,725,966	16,864,689
Federal Home Loan Mortgage Corp., Pool #G67709 3.50%	03/01/48	5,509,810	5,204,363
Federal Home Loan Mortgage Corp., Pool #ZT1491 3.50%	11/01/48	6,204,985	5,850,199
Federal Home Loan Mortgage Corp., Pool #SD7513 3.50%	04/01/50	10,900,439	10,233,228
Federal Home Loan Mortgage Corp., Pool #G67717 4.00%	11/01/48	20,395,894	19,859,185
Federal Home Loan Mortgage Corp., Pool #SD8244 4.00%	09/01/52	22,191,025	21,262,339
Federal Home Loan Mortgage Corp., Pool #SL1033 4.00%	01/01/54	3,955,552	3,784,443
Federal Home Loan Mortgage Corp., Pool #G08848 4.50%	11/01/48	1,122,558	1,116,074
Federal Home Loan Mortgage Corp., Pool #SD8238 4.50%	08/01/52	5,146,950	5,062,656
Federal Home Loan Mortgage Corp., Pool #SD8245 4.50%	09/01/52	15,476,741	15,221,834
Federal Home Loan Mortgage Corp., Pool #QG0601 4.50%	04/01/53	16,207,824	15,969,621
Federal Home Loan Mortgage Corp., Pool #G01959 5.00%	12/01/35	33,068	33,791
Federal Home Loan Mortgage Corp., Pool #P51350 5.00%	03/01/36	848,083	865,729
Federal Home Loan Mortgage Corp., Pool #A91162 5.00%	02/01/40	6,325,248	6,465,569
Federal Home Loan Mortgage Corp., Pool #A92195 5.00%	05/01/40	1,782,119	1,844,670
Federal Home Loan Mortgage Corp., Pool #G08833 5.00%	07/01/48	1,691,223	1,724,696
Federal Home Loan Mortgage Corp., Pool #G08840 5.00%	08/01/48	289,934	295,399
Federal Home Loan Mortgage Corp., Pool #G08849 5.00%	11/01/48	1,910,011	1,946,014
Federal Home Loan Mortgage Corp., Pool #N70081 5.50%	07/01/38	992,132	1,029,892
Federal Home Loan Mortgage Corp. REMICS Series 2647, Class OV (P/O) 0.00% (2)	07/15/33	336,216	269,585
Federal Home Loan Mortgage Corp. REMICS Series 3149, Class OD (P/O) (PAC) 0.00% (2)	05/15/36	1,506,530	1,258,028
Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F) 2.59% (-30 day USD SOFR Average + 6.296%)(3)	05/15/37	137,153	8,033
Federal Home Loan Mortgage Corp. REMICS Series 3376, Class SX (I/O) (I/F) 2.22% (-30 day USD SOFR Average + 5.926%)(3)	10/15/37	885,526	71,728
Federal Home Loan Mortgage Corp. REMICS Series 3410, Class IS (I/O) (I/F) 2.45% (-30 day USD SOFR Average + 6.156%)(3)	02/15/38	1,331,676	114,833
Federal Home Loan Mortgage Corp. REMICS Series 3424, Class BI (I/O) (I/F) 2.98% (-30 day USD SOFR Average + 6.686%)(3)	04/15/38	1,255,853	126,606
Federal Home Loan Mortgage Corp. REMICS Series 3519, Class SH (I/O) (I/F) 1.68% (-30 day USD SOFR Average + 5.386%)(3)	07/15/37	105,735	5,184
Federal Home Loan Mortgage Corp. REMICS Series 3531, Class SC (I/O) (I/F) 2.48% (-30 day USD SOFR Average + 6.186%)(3)	05/15/39	1,742,901	162,265
Federal Home Loan Mortgage Corp. REMICS Series 3541, Class SA (I/O) (I/F) 2.93% (-30 day USD SOFR Average + 6.636%)(3)	06/15/39	837,304	90,171
Federal Home Loan Mortgage Corp. REMICS Series 3550, Class GS (I/O) (I/F) 2.93% (-30 day USD SOFR Average + 6.636%)(3)	07/15/39	1,721,286	171,602
Federal Home Loan Mortgage Corp. REMICS Series 3788, Class SB (I/O) (I/F) 2.66% (-30 day USD SOFR Average + 6.366%)(3)	01/15/41	2,429,252	235,521
Federal Home Loan Mortgage Corp. REMICS Series 3885 (P/O) (PAC) 0.00% (2)	11/15/33	477,921	402,703
Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F) 2.79% (-30 day USD SOFR Average + 6.496%)(3)	04/15/42	972,382	102,950
Federal Home Loan Mortgage Corp. REMICS Series 4135, Class DZ 3.00%	11/15/42	4,147,016	3,838,209
Federal Home Loan Mortgage Corp. REMICS Series 4351, Class MB (PAC) 4.00%	04/15/44	15,411,745	14,963,249
Federal Home Loan Mortgage Corp. REMICS Series 4604, Class PB (PAC) 3.00%	01/15/46	1,844,159	1,738,610
Federal Home Loan Mortgage Corp. REMICS Series 4772, Class ZA 4.00%	07/15/47	5,922,157	5,644,016

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal Home Loan Mortgage Corp. REMICS Series 4896, Class DA 3.00%	01/15/49	$897,036	$818,576
Federal Home Loan Mortgage Corp. REMICS Series 5210, Class LB 3.00%	08/25/50	16,601,979	13,037,410
Federal Home Loan Mortgage Corp. REMICS Series 5224, Class DZ 4.00%	04/25/52	7,340,961	6,805,852
Federal Home Loan Mortgage Corp. REMICS Series 5492, Class SH (I/O) 2.30% (-30 day USD SOFR Average + 6.000%)(3)	01/25/55	7,953,452	608,400
Federal Home Loan Mortgage Corp. REMICS Series 5544, Class SD (I/O) 1.35% (-30 day USD SOFR Average + 5.050%)(3)	06/25/55	8,060,195	438,212
Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS 4.95% (-30 day USD SOFR Average + 10.500%)(3)	06/25/55	2,357,190	2,307,256
Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S (I/F) 5.03% (-30 day USD SOFR Average + 10.575%)(3)	06/25/55	2,450,392	2,399,824
Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S 5.50% (-30 day USD SOFR Average + 11.667%)(3)	06/25/55	2,332,047	2,305,803
Federal Home Loan Mortgage Corp. REMICS Series 5549, Class JS 4.95% (-30 day USD SOFR Average + 10.500%)(3)	06/25/55	2,334,142	2,291,008
Federal Home Loan Mortgage Corp. REMICS Series 5566, Class AS (I/F) 5.03% (-30 day USD SOFR Average + 10.575%)(3)	08/25/55	5,460,153	5,238,363
Federal Home Loan Mortgage Corp. REMICS Series 5578, Class SD (I/O) 2.20% (-30 day USD SOFR Average + 5.900%)(3)	09/25/55	7,151,144	669,984
Federal Home Loan Mortgage Corp. STRIPS Series 277, Class 30 3.00%	09/15/42	6,990,802	6,497,803
Federal Home Loan Mortgage Corp. STRIPS Series 377, Class C1 2.00%	01/25/51	80,790,663	10,539,233
Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C2 (I/O) 2.00%	02/15/51	124,278,080	16,563,218
Federal Home Loan Mortgage Corp. STRIPS Series 389, Class C40 (I/O) 2.50%	10/15/52	4,450,624	676,212
Federal Home Loan Mortgage Corp. STRIPS Series 400, Class C2 (I/O) 2.00%	08/25/52	65,785,133	8,748,998
Federal National Mortgage Association, Pool #MA4152 2.00%	10/01/40	8,757,849	7,747,108
Federal National Mortgage Association, Pool #BQ6913 2.00%	12/01/51	18,100,321	14,776,943
Federal National Mortgage Association, Pool #CB3151 2.00%	03/01/52	36,420,623	29,739,754
Federal National Mortgage Association, Pool #BV4128 2.00%	03/01/52	7,966,840	6,499,628
Federal National Mortgage Association, Pool #CB0610 2.50%	05/01/51	13,591,386	11,733,489
Federal National Mortgage Association, Pool #BU7102 2.50%	12/01/51	9,379,329	8,016,593
Federal National Mortgage Association, Pool #FS0139 2.50%	01/01/52	22,865,276	19,710,647
Federal National Mortgage Association, Pool #BV7761 2.50%	03/01/52	11,286,034	9,649,769
Federal National Mortgage Association, Pool #AB6210 3.00%	09/01/42	14,090,088	13,033,883
Federal National Mortgage Association, Pool #BV8464 3.00%	04/01/52	11,663,285	10,372,927
Federal National Mortgage Association, Pool #MA4579 3.00%	04/01/52	18,292,759	16,271,082
Federal National Mortgage Association, Pool #BM5979 3.50%	09/01/45	4,699,797	4,461,288
Federal National Mortgage Association, Pool #AS7241 3.50%	05/01/46	4,688,119	4,430,193
Federal National Mortgage Association, Pool #FM2342 3.50%	12/01/46	2,814,704	2,671,861
Federal National Mortgage Association, Pool #AS9454 4.00%	04/01/47	524,897	507,794
Federal National Mortgage Association, Pool #MA2995 4.00%	05/01/47	2,393,514	2,315,544
Federal National Mortgage Association, Pool #CA1540 4.00%	04/01/48	8,388,763	8,158,475
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	3,133,259	3,004,281
Federal National Mortgage Association, Pool #MA4804 4.00%	11/01/52	3,989,580	3,821,381
Federal National Mortgage Association, Pool #CA1710 4.50%	05/01/48	3,903,968	3,876,802
Federal National Mortgage Association, Pool #CA1711 4.50%	05/01/48	3,716,441	3,690,580
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48	3,794,287	3,767,885
Federal National Mortgage Association, Pool #MA4784 4.50%	10/01/52	5,327,375	5,240,366
Federal National Mortgage Association, Pool #MA5037 4.50%	06/01/53	3,310,527	3,253,097
Federal National Mortgage Association, Pool #FA0658 4.50%	10/01/54	4,010,476	3,944,631
Federal National Mortgage Association, Pool #934103 5.00%	07/01/38	104,495	106,777
Federal National Mortgage Association, Pool #BX6752 5.00%	03/01/53	4,376,396	4,399,404
Federal National Mortgage Association, Pool #MA5009 5.00%	05/01/53	7,102,660	7,129,073
Federal National Mortgage Association, Pool #MA5071 5.00%	07/01/53	2,494,603	2,504,174
Federal National Mortgage Association, Pool #555424 5.50%	05/01/33	749,419	772,163
Federal National Mortgage Association, Pool #734384 5.50%	07/01/33	108,331	111,612
Federal National Mortgage Association, Pool #AA3303 5.50%	06/01/38	1,062,347	1,101,503
Federal National Mortgage Association, Pool #MA5072 5.50%	07/01/53	15,590,341	15,862,455
Federal National Mortgage Association, Pool #MA5107 5.50%	08/01/53	12,753,760	12,974,405

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal National Mortgage Association, Pool #310033 6.00%	07/01/47	$334,402	$353,107
Federal National Mortgage Association, Pool #995573 6.00%	01/01/49	820,799	867,385
Federal National Mortgage Association, Pool #MA5761 6.00%	07/01/55	4,805,388	4,921,548
Federal National Mortgage Association REMICS Series 2004-52, Class SW (I/O) (I/F) 3.29% (-30 day USD SOFR Average + 6.986%)(3)	07/25/34	182,217	16,295
Federal National Mortgage Association REMICS Series 2007-103, Class AI (I/O) (I/F) 2.69% (-30 day USD SOFR Average + 6.386%)(3)	03/25/37	1,774,971	151,950
Federal National Mortgage Association REMICS Series 2007-20, Class SI (I/O) (I/F) 2.64% (-30 day USD SOFR Average + 6.336%)(3)	03/25/37	382,139	23,094
Federal National Mortgage Association REMICS Series 2007-21, Class SE (I/O) (I/F) 2.63% (-30 day USD SOFR Average + 6.326%)(3)	03/25/37	217,455	12,122
Federal National Mortgage Association REMICS Series 2007-56, Class SG (I/O) (I/F) 2.60% (-30 day USD SOFR Average + 6.296%)(3)	06/25/37	398,639	22,572
Federal National Mortgage Association REMICS Series 2007-58, Class SV (I/O) (I/F) 2.94% (-30 day USD SOFR Average + 6.636%)(3)	06/25/37	1,632,715	165,121
Federal National Mortgage Association REMICS Series 2007-65, Class S (I/O) (I/F) 2.79% (-30 day USD SOFR Average + 6.486%)(3)	07/25/37	198,149	16,148
Federal National Mortgage Association REMICS Series 2008-1, Class AI (I/O) (I/F) 2.44% (-30 day USD SOFR Average + 6.136%)(3)	05/25/37	1,540,375	113,649
Federal National Mortgage Association REMICS Series 2008-13, Class SB (I/O) (I/F) 2.43% (-30 day USD SOFR Average + 6.126%)(3)	03/25/38	1,591,093	108,210
Federal National Mortgage Association REMICS Series 2008-23, Class SB (I/O) (I/F) 3.04% (-30 day USD SOFR Average + 6.736%)(3)	04/25/38	995,923	34,484
Federal National Mortgage Association REMICS Series 2008-35, Class SD (I/O) (I/F) 2.64% (-30 day USD SOFR Average + 6.336%)(3)	05/25/38	189,075	4,240
Federal National Mortgage Association REMICS Series 2008-66, Class SG (I/O) (I/F) 2.26% (-30 day USD SOFR Average + 5.956%)(3)	08/25/38	3,388,688	262,931
Federal National Mortgage Association REMICS Series 2008-68, Class SA (I/O) (I/F) 2.16% (-30 day USD SOFR Average + 5.856%)(3)	08/25/38	1,069,395	61,873
Federal National Mortgage Association REMICS Series 2009-3, Class SH (I/O) (I/F) 1.64% (-30 day USD SOFR Average + 5.336%)(3)	06/25/37	404,128	25,427
Federal National Mortgage Association REMICS Series 2009-47, Class SV (I/O) (I/F) 2.94% (-30 day USD SOFR Average + 6.636%)(3)	07/25/39	214,513	21,491
Federal National Mortgage Association REMICS Series 2009-51, Class SA (I/O) (I/F) 2.94% (-30 day USD SOFR Average + 6.636%)(3)	07/25/39	1,115,733	110,060
Federal National Mortgage Association REMICS Series 2009-6, Class SD (I/O) (I/F) 1.74% (-30 day USD SOFR Average + 5.436%)(3)	02/25/39	293,580	4,280
Federal National Mortgage Association REMICS Series 2009-72, Class JS (I/O) (I/F) 3.44% (-30 day USD SOFR Average + 7.136%)(3)	09/25/39	176,413	17,839
Federal National Mortgage Association REMICS Series 2011-131, Class ST (I/O) 2.73% (-30 day USD SOFR Average + 6.426%)(3)	12/25/41	9,786,630	1,130,036
Federal National Mortgage Association REMICS Series 2011-149, Class Z 4.50%	01/25/42	2,086,515	2,048,793
Federal National Mortgage Association REMICS Series 2012-128, Class UY (PAC) 2.50%	11/25/42	11,738,000	10,628,307
Federal National Mortgage Association REMICS Series 2012-19, Class ZN 3.50%	01/25/42	2,957,706	2,802,729
Federal National Mortgage Association REMICS Series 2012-34, Class EB 4.00%	04/25/42	2,000,000	1,936,658
Federal National Mortgage Association REMICS Series 2013-101, Class BO (P/O) 0.00% (2)	10/25/43	2,343,607	1,616,832
Federal National Mortgage Association REMICS Series 2013-101, Class CO (P/O) 0.00% (2)	10/25/43	5,239,060	3,622,436
Federal National Mortgage Association REMICS Series 2015-65, Class LZ 3.50%	09/25/45	1,726,980	1,545,758
Federal National Mortgage Association REMICS Series 2018-52, Class PZ (PAC) 4.00%	07/25/48	1,185,084	1,129,573
Federal National Mortgage Association REMICS Series 2018-54, Class KY (PAC) 3.50%	08/25/48	1,550,000	1,442,031
Federal National Mortgage Association REMICS Series 2019-57, Class LT 2.50%	10/25/49	5,740,133	4,994,477

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal National Mortgage Association REMICS Series 2023-39, Class AI (I/O) 2.00%	07/25/52	$125,824,648	$16,229,957
Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O) 1.65% (-30 day USD SOFR Average + 5.350%)(3)	07/25/54	40,921,666	2,084,861
Federal National Mortgage Association REMICS Series 2025-40, Class S (I/F) 5.50% (-30 day USD SOFR Average + 11.667%)(3)	02/25/55	2,296,947	2,233,958
Federal National Mortgage Association REMICS Series 2025-49, Class SC (I/O) 1.50% (-30 day USD SOFR Average + 5.200%)(3)	06/25/55	31,393,256	1,511,622
Federal National Mortgage Association REMICS Series 2025-63, Class S (I/F) 4.95% (-30 day USD SOFR Average + 10.500%)(3)	08/25/55	5,220,163	5,001,365
Government National Mortgage Association, Pool #MA7418 2.50%	06/20/51	16,141,841	13,990,362
Government National Mortgage Association, Pool #MA7589 2.50%	09/20/51	13,406,086	11,619,244
Government National Mortgage Association, Pool #MA7987 2.50%	04/20/52	2,824,634	2,448,280
Government National Mortgage Association, Pool #MA6080 3.00%	08/20/49	159,678	141,541
Government National Mortgage Association, Pool #MA6209 3.00%	10/20/49	2,268,921	2,011,208
Government National Mortgage Association, Pool #MA8346 4.00%	10/20/52	4,699,430	4,487,772
Government National Mortgage Association, Pool #MA8426 4.00%	11/20/52	7,386,805	7,054,109
Government National Mortgage Association, Pool #MA8488 4.00%	12/20/52	13,874,710	13,249,805
Government National Mortgage Association, Pool #MA8347 4.50%	10/20/52	8,479,733	8,370,909
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	8,212,398	8,028,753
Government National Mortgage Association, Pool #MB0024 4.50%	11/20/54	9,199,472	8,992,328
Government National Mortgage Association, Pool #MA9488 5.50%	02/20/54	16,324,625	16,624,408
Government National Mortgage Association REMICS Series 2011-70, Class BO (P/O) 0.00% (2)	05/20/41	2,708,967	2,056,518
Government National Mortgage Association REMICS Series 2015-162, Class ZG 4.00%	11/20/45	4,287,585	4,076,795
Government National Mortgage Association REMICS Series 2015-42, Class ZB 3.00%	03/20/45	18,490,375	16,962,779
Government National Mortgage Association REMICS Series 2015-43, Class DM 2.50%	03/20/45	13,799,356	12,327,105
Government National Mortgage Association REMICS Series 2015-44, Class Z 3.00%	03/20/45	14,936,662	13,516,901
Government National Mortgage Association REMICS Series 2015-92, Class MT 3.00%	01/20/45	3,760,000	3,332,456
Government National Mortgage Association REMICS Series 2016-51, Class DZ 3.00%	04/20/46	12,173,638	10,531,196
Government National Mortgage Association REMICS Series 2017-116, Class ZL 3.00%	06/20/47	10,849,736	8,734,538
Government National Mortgage Association REMICS Series 2017-117, Class ZN 3.00%	08/20/47	1,186,108	983,664
Government National Mortgage Association REMICS Series 2017-14, Class Z 3.00%	01/20/47	1,636,904	1,349,923
Government National Mortgage Association REMICS Series 2017-57, Class Z 4.00%	04/20/47	5,702,750	5,043,287
Government National Mortgage Association REMICS Series 2018-113, Class GZ 3.00%	05/20/47	9,904,566	8,924,622
Government National Mortgage Association REMICS Series 2018-153, Class ZG 3.50%	11/20/48	5,234,953	4,787,408
Government National Mortgage Association REMICS Series 2018-77, Class JY 3.50%	06/20/48	1,996,184	1,843,151
Government National Mortgage Association REMICS Series 2018-97, Class DZ 3.50%	07/20/48	3,002,260	2,744,472
Government National Mortgage Association REMICS Series 2022-128, Class SE (I/O) 2.26% (-30 day USD SOFR Average + 5.960%)(3)	07/20/52	28,310,464	2,281,212
Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O) 1.80% (-30 day USD SOFR Average + 5.500%)(3)	10/20/54	27,051,898	1,953,314
Government National Mortgage Association REMICS Series 2025-41, Class HS 1.64% (-30 day USD SOFR Average + 5.340%)(3)	03/20/55	23,493,432	1,457,820
Government National Mortgage Association REMICS Series 2025-45, Class ST (I/O) 1.60% (-30 day USD SOFR Average + 5.300%)(3)	03/20/55	13,211,668	657,054
Government National Mortgage Association, TBA
2.00% (10)	11/01/51	13,675,000	11,378,188
2.50% (10)	11/01/51	26,750,000	23,176,869
3.50% (10)	07/01/55	56,675,000	51,920,676
4.00% (10)	05/01/55	12,750,000	12,058,848
4.50% (10)	08/01/55	16,500,000	16,108,785
5.00% (10)	08/01/55	43,700,000	43,681,100
Uniform Mortgage-Backed Security, TBA 2.00% (10)	10/01/51	54,200,000	43,977,392
2.50% (10)	11/01/51	13,550,000	11,505,380
3.00% (10)	12/01/51	14,700,000	13,027,919
3.50% (10)	01/01/52	45,575,000	42,154,209
4.00% (10)	06/01/55	19,350,000	18,476,144
4.50% (10)	07/01/55	11,400,000	11,167,047
5.00% (10)	08/01/55	9,925,000	9,921,655
5.50% (10)	05/01/55	26,125,000	26,490,619

Total Residential Mortgage-Backed Securities — Agency (Cost: $1,199,432,806)			1,133,992,278

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 14.3%
1301 Trust Series 2025-1301, Class F 8.10% (1),(5)	08/11/42		$3,340,000	$3,521,375
245 Park Avenue Trust Series 2017-245P, Class D 3.66% (1),(5)	06/05/37		2,050,000	1,993,323
280 Park Avenue Mortgage Trust Series 2017-280P, Class E 6.09% (1 mo. USD Term SOFR + 2.419%)(1),(3)	09/15/34		1,820,000	1,805,091
ACRE Multifamily Housing Mortgage Loan Trust Series 2022-Q018, Class B 7.71% (30 day USD SOFR Average + 4.000%)(1),(3)	06/25/27		4,320,149	4,315,851
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class AS 5.49% (1 mo. USD Term SOFR + 1.814%)(1),(3)	11/15/36		11,800,000	11,802,216
Bank Series 2020-BN25, Class C 3.35% (5)	01/15/63		4,055,000	3,561,079
BBCMS Mortgage Trust Series 2024-5C25, Class B 6.15% (5)	03/15/57		5,625,000	5,810,010
BBCMS Mortgage Trust Series 2024-5C27, Class B 6.70% (5)	07/15/57		4,565,000	4,800,192
Benchmark Mortgage Trust Series 2019-B13, Class AM 3.18%	08/15/57		5,000,000	4,696,648
Benchmark Mortgage Trust Series 2019-B14, Class 225C 3.40% (1),(5)	12/15/62		8,734,000	252,103
Benchmark Mortgage Trust Series 2019-B14, Class 225D 3.40% (1),(5)	12/15/62		20,303,000	152,171
BGME Trust Series 2021-VR, Class C 2.99% (1),(5)	01/10/43		2,450,000	1,890,357
BMO Mortgage Trust Series 2024-5C6, Class AS 5.75% (5)	09/15/57		2,330,000	2,385,668
BPR Trust Series 2021-WILL, Class A 5.55% (1 mo. USD Term SOFR + 1.864%)(1),(3)	06/15/38		4,255,242	4,253,434
BPR Trust Series 2024-PMDW, Class D 5.85% (1),(5)	11/05/41		3,980,000	3,983,561
BX Commercial Mortgage Trust Series 2025-BCAT, Class D 6.33% (1 mo. USD Term SOFR + 2.650%)(1),(3)	08/15/42		3,833,139	3,855,782
BX Trust Series 2019-OC11, Class B 3.61% (1)	12/09/41		1,196,000	1,146,277
BX Trust Series 2019-OC11, Class C 3.86% (1)	12/09/41		1,080,000	1,037,467
BX Trust Series 2019-OC11, Class E 3.94% (1),(5)	12/09/41		5,000,000	4,644,019
Caister Finance DAC Series 1A, Class D 7.76% (1 day GBP SONIA + 3.900%)(1),(3)	08/17/35	GBP	2,000,000	2,759,195
CAMB Commercial Mortgage Trust Series 2021-CX2, Class C 2.77% (1),(5)	11/10/46		5,000,000	4,111,319
CHI Commercial Mortgage Trust Series 2025-SFT, Class D 7.57% (1),(5)	04/15/42		4,500,000	4,693,374
Citigroup Commercial Mortgage Trust Series 2020-555, Class A 2.65% (1)	12/10/41		9,400,000	8,584,667
COMM Mortgage Trust Series 2020-CX, Class B 2.45% (1)	11/10/46		6,000,000	5,047,837
CoreVest American Finance Ltd. Series 2020-1, Class XB (I/O) 1.96% (1),(5)	03/15/50		38,948,500	2,308,143
CoreVest American Finance Ltd. Series 2021-1, Class XA (I/O) 2.80% (1),(5)	04/15/53		30,130,749	327,446
Corevest American Finance Trust Series 2020-1, Class XA (I/O) 2.26% (1),(5)	03/15/50		7,558,809	242,569
CoreVest American Finance Trust Series 2020-4, Class XB (I/O) 2.44% (1),(5)	12/15/52		19,924,569	977,655
CSMC Trust Series 2021-B33, Class A2 3.17% (1)	10/10/43		5,140,000	4,615,975
DBGS Mortgage Trust Series 2018-C1, Class AM 4.61% (5)	10/15/51		5,136,000	5,059,617
DBMS DAC Series 2025-1A, Class D 6.38% (1 day GBP SONIA + 2.650%)(1),(3)	02/18/36	GBP	2,900,000	3,990,040
DOLP Trust Series 2021-NYC, Class A 2.96% (1)	05/10/41		8,675,000	7,872,005
Extended Stay America Trust Series 2025-ESH, Class D 6.28% (1 mo. USD Term SOFR + 2.600%)(1),(3)	10/15/42		5,385,000	5,445,144
Extended Stay America Trust Series 2026-ESH2, Class D 5.92% (1 mo. USD Term SOFR + 2.250%)(1),(3),(7)	02/15/43		2,675,000	2,699,424
FirstKey Homes Trust Series 2021-SFR3, Class E1 2.99% (1)	12/17/38		5,500,000	5,396,290
FirstKey Homes Trust Series 2022-SFR3, Class E1 3.50% (1)	07/17/38		8,950,000	8,884,337
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A 3.40% (1)	06/05/39		6,865,000	6,523,930
Life Mortgage Trust Series 2021-BMR, Class G 6.74% (1 mo. USD Term SOFR + 3.064%)(1),(3)	03/15/38		1,400,000	1,333,817
MAD Commercial Mortgage Trust Series 2025-11MD, Class D 6.57% (1),(5)	10/15/42		5,100,000	5,222,181
MKT Mortgage Trust Series 2020-525M, Class C 2.94% (1),(5)	02/12/40		4,900,000	4,210,777
MKT Mortgage Trust Series 2020-525M, Class D 2.94% (1),(5)	02/12/40		2,200,000	1,853,850
Morgan Stanley Capital I Trust Series 2019-H7, Class C 4.13%	07/15/52		4,000,000	3,679,346
Morgan Stanley Capital I Trust Series 2020-CNP, Class A 2.43% (1),(5)	04/05/42		10,000,000	8,911,517
Morgan Stanley Capital I Trust Series 2020-CNP, Class C 2.43% (1),(5)	04/05/42		3,045,000	2,560,395
New Residential Mortgage Loan Trust Series 2022-SFR2, Class E1 4.00% (1)	09/04/39		5,750,000	5,625,937
NY Commercial Mortgage Trust Series 2025-299P, Class B 5.93% (1),(5)	02/10/47		5,885,000	6,164,273
NYC Commercial Mortgage Trust Series 2026-1PARK, Class C 5.55% (1 mo. USD Term SOFR + 1.850%)(1),(3),(7)	02/15/43		2,750,000	2,763,430
Progress Residential Trust Series 2021-SFR11, Class F 4.42% (1)	01/17/39		2,874,000	2,813,603

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Progress Residential Trust Series 2021-SFR3, Class G 4.25% (1)	05/17/26		$3,400,000	$3,385,632
Progress Residential Trust Series 2021-SFR7, Class F 3.83% (1)	08/17/40		8,970,000	8,519,641
Progress Residential Trust Series 2024-SFR5, Class D 3.38% (1),(5)	08/09/29		4,621,000	4,353,690
RIDE Series 2025-SHRE, Class D 6.97% (1),(5)	02/14/47		2,500,000	2,577,724
ROCK Trust Series 2024-CNTR, Class E 8.82% (1)	11/13/41		4,000,000	4,262,976
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A 3.66% (1),(5)	01/05/43		6,550,000	5,707,411
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B 4.14% (1),(5)	01/05/43		1,370,000	1,210,535
SLG Office Trust Series 2021-OVA, Class D 2.85% (1)	07/15/41		1,285,000	1,129,856
SLG Office Trust Series 2021-OVA, Class E 2.85% (1)	07/15/41		4,800,000	4,174,392
SLG Office Trust Series 2021-OVA, Class G 2.85% (1)	07/15/41		11,460,000	9,530,287
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XB 0.55% (5)	11/15/49		106,409,000	207,529
Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class B 6.26% (1),(5)	06/10/37		4,632,000	4,804,725

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $272,281,202)				240,449,115

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K042, Class X3 (I/O) 4.16% (5)	01/25/43		1,860,893	204
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K045, Class X3 (I/O) 2.96% (5)	04/25/43		740,254	57
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K046, Class X3 (I/O) 3.51% (5)	04/25/43		3,583,633	306
FREMF Mortgage Trust Series 2017-KW03, Class C 0.00% (1),(2)	08/25/27		4,500,000	3,944,766

Total Commercial Mortgage-Backed Securities — Agency (Cost: $4,157,527)				3,945,333

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 24.6%
ABFC Trust Series 2007-WMC1, Class A2A 4.54% (1 mo. USD Term SOFR + 0.864%)(3)	06/25/37		8,117,458	6,967,317
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2C 4.31% (1 mo. USD Term SOFR + 0.634%)(3)	03/25/37		9,919,947	4,069,537
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D 4.55% (1 mo. USD Term SOFR + 0.874%)(3)	03/25/37		5,331,866	2,187,187
Argent Securities Trust Series 2006-W4, Class A2C 4.11% (1 mo. USD Term SOFR + 0.434%)(3)	05/25/36		15,948,115	3,800,225
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3, Class M2 4.48% (1 mo. USD Term SOFR + 0.804%)(3)	11/25/35		7,603,398	6,874,292
Banc of America Funding Trust Series 2004-B, Class 3A1 4.44% (5)	12/20/34		128,346	104,025
Banc of America Funding Trust Series 2006-3, Class 4A14 6.00%	03/25/36		136,250	116,774
Banc of America Funding Trust Series 2006-3, Class 5A3 5.50%	03/25/36		856,770	783,549
Banc of America Funding Trust Series 2006-D, Class 2A1 3.50% (5)	05/20/36		38,468	36,080
Banc of America Funding Trust Series 2006-D, Class 3A1 4.90% (5)	05/20/36		1,060,375	951,704
Bear Stearns ALT-A Trust Series 2005-2, Class 2A4 3.80% (5)	04/25/35		685	623
Bear Stearns ALT-A Trust Series 2005-4, Class 23A1 5.40% (5)	05/25/35		1,049,376	1,008,909
Bear Stearns ALT-A Trust Series 2006-4, Class 32A1 4.12% (5)	07/25/36		274,853	111,036
Bear Stearns ARM Trust Series 2004-12, Class 1A1 5.34% (5)	02/25/35		164,193	155,821
Bear Stearns ARM Trust Series 2005-10, Class A3 6.00% (5)	10/25/35		905,698	906,049
Bear Stearns ARM Trust Series 2006-2, Class 2A1 4.33% (5)	07/25/36		500,033	431,771
Bear Stearns ARM Trust Series 2007-1, Class 2A1 5.31% (5)	02/25/47		79,711	69,015
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A3 5.50% (5)	09/25/35		558,792	535,872
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A4 5.40% (5)	09/25/35		1,194,793	1,145,880
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1 4.23% (1 mo. USD Term SOFR + 0.554%)(3)	08/25/36		7,195,998	6,897,756
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 4.15% (1 mo. USD Term SOFR + 0.474%)(3)	10/25/36		213,426	190,164
Braccan Mortgage Funding PLC Series 2025-1A, Class X 7.79% (1 day GBP SONIA + 3.930%)(1),(3)	05/17/67	GBP	1,423,704	1,956,541
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B 3.47%	02/25/37		1,915,416	1,103,195
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C 3.47%	02/25/37		6,588,661	3,794,778
C-BASS Trust Series 2006-CB9, Class A4 4.25% (1 mo. USD Term SOFR + 0.574%)(3)	11/25/36		10,699,287	4,977,954
Chase Mortgage Finance Trust Series 2006-A1, Class 2A1 5.21% (5)	09/25/36		234,268	208,851
Chase Mortgage Finance Trust Series 2007-A1, Class 8A1 6.06% (5)	02/25/37		776,394	764,536
ChaseFlex Trust Series 2005-1, Class 1A5 6.50%	02/25/35		1,961,889	1,288,143
CHL Mortgage Pass-Through Trust Series 2005-HYB5, Class 4A1 4.81% (5)	09/20/35		6,944	6,078

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
CHL Mortgage Pass-Through Trust Series 2007-HY5, Class 1A1 5.03% (5)	09/25/47	$3,156	$2,469
CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 1A1 3.70% (5)	03/25/37	23,803	19,974
CIM Trust Series 2019-R3, Class A 2.63% (1),(5)	06/25/58	6,462,260	6,153,321
CIM Trust Series 2020-R1, Class A1 2.85% (1),(5)	10/27/59	14,236,256	13,255,474
CIM Trust Series 2020-R3, Class A1A 4.00% (1),(5)	01/26/60	8,620,207	8,391,017
CIM Trust Series 2020-R6, Class A1A 2.25% (1),(5)	12/25/60	7,916,060	7,331,218
CIM Trust Series 2020-R7, Class A1A 2.25% (1),(5)	12/27/61	12,124,046	11,323,825
CIM Trust Series 2021-R3, Class A1A 1.95% (1),(5)	06/25/57	8,168,680	7,658,111
CIM Trust Series 2023-R1, Class A1A 5.40% (1),(5)	04/25/62	5,888,211	5,869,700
CIM Trust Series 2023-R1, Class A1B 5.40% (1),(5)	04/25/62	13,400,000	11,826,969
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR5, Class 1A1A 5.89% (5)	07/25/36	1,392,571	1,004,962
Citigroup Mortgage Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% (1),(5)	10/25/36	2,123,863	1,040,852
CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A6 6.00%	05/25/37	6,094,140	5,625,685
Conseco Finance Corp. Series 1999-2, Class A7 6.44%	12/01/30	87,751	88,001
Conseco Finance Securitizations Corp. Series 2000-4, Class A5 7.97%	05/01/32	45,277,023	5,437,390
Countrywide Alternative Loan Trust Series 2005-84, Class 1A1 4.95% (5)	02/25/36	66,816	57,805
Countrywide Alternative Loan Trust Series 2007-19, Class 1A34 6.00%	08/25/37	10,913,065	4,956,042
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-12, Class 1A1 6.50%	01/25/36	6,004,288	1,270,026
Cross Mortgage Trust Series 2024-H8, Class B1B 7.36% (1),(5)	12/25/69	3,226,000	3,247,000
CSMC Mortgage-Backed Trust Series 2006-8, Class 3A1 6.00%	10/25/21	607,619	113,131
CSMC Trust Series 2021-NQM5, Class A1 0.94% (1),(5)	05/25/66	3,355,751	2,869,170
CSMC Trust Series 2021-RP11, Class A1 (I/O) 1.47% (1),(5)	10/25/61	9,460,565	502,900
CSMC Trust Series 2021-RP11, Class B1 3.72% (1),(5)	10/25/61	2,322,542	1,184,573
CSMC Trust Series 2022-RPL1, Class A1 (I/O) 0.41% (1),(5)	04/25/61	8,267,652	82,639
CSMC Trust Series 2022-RPL1, Class B1 4.56% (1),(5)	04/25/61	2,079,679	1,244,912
CSMCM Trust Series 2021-RP11, Class CERT 3.78% (1)	10/27/61	468,155	370,663
CSMCM Trust Series 2022-RPL1, Class CERT 4.23% (1)	04/25/61	437,013	370,293
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR6, Class A6 4.17% (1 mo. USD Term SOFR + 0.494%)(3)	02/25/37	119,633	105,367
DSLA Mortgage Loan Trust Series 2005-AR6, Class 2A1A 4.37% (1 mo. USD Term SOFR + 0.694%)(3)	10/19/45	1,371,085	1,281,768
DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A 3.93% (1 mo. USD Term SOFR + 0.254%)(3)	03/19/37	3,378,548	2,864,588
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B2 11.20% (30 day USD SOFR Average + 7.500%)(1),(3)	10/25/41	5,125,000	5,343,675
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7, Class B2 11.50% (30 day USD SOFR Average + 7.800%)(1),(3)	11/25/41	2,376,737	2,496,062
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2 9.95% (30 day USD SOFR Average + 6.250%)(1),(3)	09/25/41	3,050,000	3,138,678
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2 9.70% (30 day USD SOFR Average + 6.000%)(1),(3)	10/25/41	5,900,000	6,087,632
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2 9.20% (30 day USD SOFR Average + 5.500%)(1),(3)	12/25/41	4,760,000	4,919,451
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2 9.70% (30 day USD SOFR Average + 6.000%)(1),(3)	12/25/41	3,005,000	3,120,053
Fieldstone Mortgage Investment Trust Series 2007-1, Class 2A2 4.06% (1 mo. USD Term SOFR + 0.384%)(3)	04/25/47	1,970,497	1,461,839
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2C 4.11% (1 mo. USD Term SOFR + 0.434%)(3)	12/25/37	7,799,529	7,261,115
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2C 4.07% (1 mo. USD Term SOFR + 0.394%)(3)	01/25/38	2,808,324	1,551,469
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D 4.23% (1 mo. USD Term SOFR + 0.554%)(3)	01/25/38	13,745,608	7,592,513

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1 4.07% (1 mo. USD Term SOFR + 0.394%)(3)	03/25/37	$16,073,564	$8,457,723
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2C 4.09% (1 mo. USD Term SOFR + 0.414%)(3)	03/25/37	19,325,081	9,252,586
GSAA Trust Series 2005-7, Class AF5 5.11%	05/25/35	18,826	18,704
GSR Mortgage Loan Trust Series 2004-9, Class 3A1 4.92% (5)	08/25/34	505,744	485,053
GSR Mortgage Loan Trust Series 2006-OA1, Class 2A2 4.31% (1 mo. USD Term SOFR + 0.634%)(3)	08/25/46	42,649,434	9,255,332
GSR Mortgage Loan Trust Series 2007-AR2, Class 2A1 4.92% (5)	05/25/37	1,451,525	731,044
HSI Asset Loan Obligation Trust Series 2007-2, Class 2A12 6.00%	09/25/37	420,326	293,197
Impac CMB Trust Series 2005-5, Class A2 4.23% (1 mo. USD Term SOFR + 0.334%)(3)	08/25/35	1,394,258	1,326,942
Impac Secured Assets Trust Series 2006-3, Class A1 4.13% (1 mo. USD Term SOFR + 0.454%)(3)	11/25/36	2,554,661	2,365,013
IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1 3.36% (5)	11/25/37	1,116,136	913,758
IndyMac INDX Mortgage Loan Trust Series 2004-AR9, Class 4A 4.84% (5)	11/25/34	122,193	117,124
IndyMac INDX Mortgage Loan Trust Series 2005-AR23, Class 2A1 4.41% (5)	11/25/35	1,314,945	1,000,171
IndyMac INDX Mortgage Loan Trust Series 2005-AR25, Class 2A1 3.77% (5)	12/25/35	990,200	843,652
IndyMac INDX Mortgage Loan Trust Series 2005-AR7, Class 2A1 3.34% (5)	06/25/35	710,549	592,997
IndyMac INDX Mortgage Loan Trust Series 2006-AR39, Class A1 4.15% (1 mo. USD Term SOFR + 0.474%)(3)	02/25/37	3,682,192	3,361,618
IndyMac INDX Mortgage Loan Trust Series 2006-AR6, Class 2A1A 4.19% (1 mo. USD Term SOFR + 0.514%)(3)	06/25/46	5,731,744	5,185,070
IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1 3.29% (5)	06/25/37	9,601	8,670
JPMorgan Alternative Loan Trust Series 2006-A2, Class 5A1 4.49% (5)	05/25/36	2,653,890	1,442,116
JPMorgan Alternative Loan Trust Series 2006-A4, Class A8 4.07% (5)	09/25/36	107,650	131,263
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF4 6.26%	10/25/36	3,201,582	1,908,081
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4, Class A3 4.03% (1 mo. USD Term SOFR + 0.354%)(3)	12/25/36	22,952,015	11,414,943
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3 6.31% (5)	11/25/33	195,612	195,019
JPMorgan Mortgage Trust Series 2006-A4, Class 1A4 5.02% (5)	06/25/36	144,133	95,784
JPMorgan Mortgage Trust Series 2006-A7, Class 2A4R 4.40% (5)	01/25/37	5,861	4,714
JPMorgan Mortgage Trust Series 2006-S2, Class 2A2 5.88% (6)	06/25/21	25,585	—
JPMorgan Mortgage Trust Series 2022-INV1, Class A8 3.00% (1),(5)	03/25/52	6,674,888	5,628,297
JPMorgan Mortgage Trust Series 2024-3, Class A8 3.00% (1),(5)	05/25/54	10,800,000	8,990,326
JPMortgage Trust Series 2021-4, Class A8 2.50% (1),(5)	08/25/51	10,544,878	8,826,990
Knock Issuer Trust Series 2025-1, Class A1 7.12% (1)	02/25/30	3,565,000	3,615,825
Lehman Mortgage Trust Series 2006-4, Class 4A1 6.00%	08/25/21	399,619	257,102
Lehman XS Trust Series 2006-10N, Class 1A3A 4.21% (1 mo. USD Term SOFR + 0.534%)(3)	07/25/46	4,691,662	4,631,583
Lehman XS Trust Series 2006-12N, Class A31A 4.19% (1 mo. USD Term SOFR + 0.514%)(3)	08/25/46	1,271,454	1,371,884
MASTR Alternative Loan Trust Series 2005-4, Class 1A1 6.50%	05/25/35	3,840,269	2,945,661
MASTR Alternative Loan Trust Series 2006-2, Class 2A1 4.19% (1 mo. USD Term SOFR + 0.514%)(3)	03/25/36	64,928	5,524
MASTR Asset Securitization Trust Series 2006-3, Class 2A1 4.24% (1 mo. USD Term SOFR + 0.564%)(3)	10/25/36	28,197	4,109
MASTR Asset-Backed Securities Trust Series 2006-AB1, Class A4 6.22%	02/25/36	134,093	114,100
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1 6.53% (5)	10/25/32	2,481	2,446
Merrill Lynch Alternative Notes Asset Trust Series 2007-A1, Class A3 4.11% (1 mo. USD Term SOFR + 0.434%)(3)	01/25/37	717,615	215,603
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C 4.29% (1 mo. USD Term SOFR + 0.614%)(3)	04/25/37	16,908,941	6,299,512
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2D 4.47% (1 mo. USD Term SOFR + 0.794%)(3)	04/25/37	4,317,252	1,615,384

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2C 4.27% (1 mo. USD Term SOFR + 0.594%)(3)	05/25/37	$2,103,973	$1,548,591
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B 4.05% (1 mo. USD Term SOFR + 0.374%)(3)	06/25/37	638,249	639,658
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A3 4.11% (1 mo. USD Term SOFR + 0.434%)(3)	07/25/37	9,087,117	9,213,808
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1 5.87% (1 yr. CMT + 2.400%)(3)	08/25/36	361,989	313,273
Mid-State Capital Corp. Trust Series 2005-1, Class A 5.75%	01/15/40	200,489	200,524
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC8, Class M2 4.75% (1 mo. USD Term SOFR + 1.074%)(3)	09/25/34	226,837	242,602
Morgan Stanley Mortgage Loan Trust Series 2007-3XS, Class 2A6 6.26%	01/25/47	1,967,010	561,761
Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3, Class A1 6.50% (1),(5)	06/25/54	6,633,634	6,792,597
MortgageIT Trust Series 2005-4, Class A1 4.35% (1 mo. USD Term SOFR + 0.674%)(3)	10/25/35	234,849	235,870
Oakwood Mortgage Investors, Inc. Series 1999-E, Class A1 7.61% (5)	03/15/30	4,201,979	1,618,517
Ownit Mortgage Loan Trust Series 2006-6, Class A2C 4.11% (1 mo. USD Term SOFR + 0.434%)(3)	09/25/37	12,477,712	5,542,636
Prime Mortgage Trust Series 2006-1, Class 1A1 5.50% (6)	06/25/36	1,355	—
PRKCM Trust Series 2021-AFC2, Class A1 2.07% (1),(5)	11/25/56	4,595,846	4,124,043
RAAC Trust Series 2005-SP1, Class 4A1 7.00%	09/25/34	536,863	538,854
RALI Trust Series 2005-QA13, Class 2A1 5.20% (5)	12/25/35	297,221	262,075
RALI Trust Series 2005-QA7, Class A21 5.31% (5)	07/25/35	635,263	600,424
RALI Trust Series 2005-QA8, Class CB21 5.12% (5)	07/25/35	2,185,769	1,092,678
RALI Trust Series 2006-QA1, Class A21 5.04% (5)	01/25/36	7,673	5,093
RALI Trust Series 2006-QA2, Class 1A1 4.04% (1 mo. USD Term SOFR + 0.364%)(3)	02/25/36	9,140	5,902
RALI Trust Series 2006-QS10, Class AV (I/O) 0.57% (5)	08/25/36	13,510,973	260,363
RALI Trust Series 2006-QS5, Class A5 6.00%	05/25/36	1,618,358	1,453,121
RALI Trust Series 2006-QS6, Class 1AV (I/O) 0.77% (5)	06/25/36	19,232,057	524,499
RALI Trust Series 2006-QS7, Class AV (I/O) 0.75% (5)	06/25/36	3,630,057	96,604
RALI Trust Series 2007-QS1, Class 2AV (I/O) 0.17% (5)	01/25/37	1,013,404	6,795
RALI Trust Series 2007-QS2, Class AV (I/O) 0.29% (5)	01/25/37	6,918,022	74,718
RALI Trust Series 2007-QS3, Class AV (I/O) 0.36% (5)	02/25/37	32,502,367	471,229
RALI Trust Series 2007-QS4, Class 3AV (I/O) 0.38% (5)	03/25/37	3,391,778	62,737
RALI Trust Series 2007-QS5, Class AV (I/O) 0.28% (5)	03/25/37	4,686,111	53,359
RALI Trust Series 2007-QS6, Class A45 5.75%	04/25/37	1,101,623	916,550
RALI Trust Series 2007-QS8, Class AV (I/O) 0.45% (5)	06/25/37	7,782,466	135,071
Residential Asset Securitization Trust Series 2007-A3, Class 1A4 5.75%	04/25/37	2,217,141	961,924
RFMSI Trust Series 2005-SA5, Class 2A 5.05% (5)	11/25/35	5,628	5,025
RFMSI Trust Series 2006-S9, Class A3 (PAC) 5.75%	09/25/36	233,338	182,743
RFMSI Trust Series 2007-S2, Class A9 6.00%	02/25/37	2,583,277	1,999,245
RFMSI Trust Series 2007-SA2, Class 2A2 5.65% (5)	04/25/37	7,170	6,215
Saxon Asset Securities Trust Series 2007-2, Class A2C 4.03% (1 mo. USD Term SOFR + 0.354%)(3)	05/25/47	8,947,346	6,655,495
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2 2.80%	01/25/36	2,431,501	2,095,153
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2C 4.47% (1 mo. USD Term SOFR + 0.794%)(3)	02/25/37	6,881,909	2,785,712
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2B 4.07% (1 mo. USD Term SOFR + 0.394%)(3)	01/25/37	10,378,915	9,050,551
Sequoia Mortgage Trust Series 2003-8, Class A1 4.43% (1 mo. USD Term SOFR + 0.754%)(3)	01/20/34	113,778	111,351
Soundview Home Loan Trust Series 2007-OPT3, Class 2A4 4.04% (1 mo. USD Term SOFR + 0.364%)(3)	08/25/37	4,000,000	3,647,007
STARM Mortgage Loan Trust Series 2007-1, Class 1A1 6.63% (5)	02/25/37	1,336,110	727,192
STARM Mortgage Loan Trust Series 2007-2, Class 2A1 5.89% (5)	04/25/37	78,122	41,690
STARM Mortgage Loan Trust Series 2007-3, Class 1A1 6.57% (5)	06/25/37	1,693	773
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A 4.80% (5)	09/25/34	193,577	189,430
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 2A 5.46% (5)	10/25/34	515,138	508,030

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2006-5, Class 1A1 4.97% (5)	06/25/36	$1,144,956	$1,057,405
Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A5 4.23% (1 mo. USD Term SOFR + 0.554%)(3)	09/25/47	10,142,918	9,168,041
Towd Point Mortgage Trust Series 2018-2, Class B1 3.68% (1),(5)	03/25/58	13,050,000	11,390,673
VCAT LLC Series 2026-NPL1, Class A1 5.10% (1)	01/25/56	4,000,000	4,009,543
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1 4.94% (5)	01/25/35	1,566,996	1,527,878
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1 4.69% (5)	12/25/35	237,186	220,853
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR18, Class 1A1 4.65% (5)	01/25/36	505,052	486,872
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR11, Class 1A 4.63% (1 yr. MTA + 0.960%)(3)	09/25/46	1,559,594	1,302,703
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR17, Class 1A1A 3.85% (1 yr. MTA + 0.810%)(3)	12/25/46	1,652,227	1,480,664
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A1 3.99% (1 mo. USD Term SOFR + 0.314%)(3)	02/25/37	14,855,361	4,675,468
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-1, Class 3A2 5.75%	02/25/36	382,979	363,380
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-5, Class 1A1 4.39% (1 mo. USD Term SOFR + 0.714%)(3)	07/25/36	917,162	670,281
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2002-AR1, Class 1A1 5.98% (5)	11/25/30	2,952	2,966
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-1, Class A3 4.43% (1 mo. USD Term SOFR + 0.754%)(3)	03/25/37	5,521,000	5,159,305
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR11, Class A6 6.19% (5)	08/25/36	686,325	649,077

Total Residential Mortgage-Backed Securities — Non-agency (Cost: $438,283,149)			412,617,511

CORPORATE BONDS — 0.2%
Financial — 0.1%
Nomura Corporate Funding Americas LLC 0.00% (2)	10/27/26	2,540,153	2,534,564

Retail — 0.1%
HOA RoyaltyCo LLC Series 2025-1, Class A-2I 4.72% (1)	11/22/55	5,980,260	1,196,128

Total Corporate Bonds (Cost: $3,736,530)			3,730,692

U.S. TREASURY SECURITIES — 0.3%
U.S. Treasury Bonds 4.63%	11/15/55	815,000	780,808
U.S. Treasury Notes 4.00%	11/15/35	4,240,000	4,153,544

Total U.S. Treasury Securities (Cost: $4,941,182)			4,934,352

Total Fixed Income Securities (Cost: $2,102,481,261)			1,970,590,797

Security		Shares
INVESTMENT COMPANIES — 1.1%
TCW Private Asset Income Fund — I Class(11)		1,850,303	18,521,531
Total Investment Companies (Cost: $18,511,350)			18,521,531

MONEY MARKET INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.65%(12)		6,476,119	6,476,119
TCW Central Cash Fund, 3.65%(11),(12)		22,421,370	22,421,370

Total Money Market Investments (Cost: $28,897,489)			28,897,489

PURCHASED OPTIONS(13) (0.0%) (Cost: $1,911,438)			144,030

Total Investments (120.3%) (Cost: $2,151,801,538)			2,018,153,847
Liabilities In Excess Of Other Assets (-20.3%)			(340,494,362)

Net Assets (100.0%)			$1,677,659,485

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
1,160	U.S. Ultra Long Bond Futures	03/20/26	$139,021,882	$136,227,500	$(2,794,382)
991	5-Year U.S. Treasury Note Futures	03/31/26	108,291,746	107,949,321	(342,425)

			$247,313,628	$244,176,821	$(3,136,807)

Short Futures
1,377	10-Year U.S. Treasury Note Futures	03/20/26	$(158,876,091)	$(157,193,156)	$1,682,935
13	2-Year U.S. Treasury Note Futures	03/31/26	(2,707,434)	(2,710,398)	(2,964)

			$(161,583,525)	$(159,903,554)	$1,679,971

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (14)
Bank of New York	GBP	9,892,860	04/01/26	$13,382,378	$13,574,465	$(192,087)
Citibank N.A.	GBP	2,009,930	04/01/26	2,700,314	2,757,922	(57,608)

				$16,082,692	$16,332,387	$(249,695)

SWAPTIONS

Description	Counterparty	Interest Rate (%)	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
10-Year Interest Rate Swap	Barclays Capital	3.13	02/11/26	25,790,000	$25,790,000	$8	$100,581	$(100,573)
10-Year Interest Rate Swap	Barclays Capital	3.88	02/11/26	12,900,000	12,900,000	39,154	103,458	(64,304)
10-Year Interest Rate Swap	Barclays Capital	3.26	02/11/26	22,625,000	22,625,000	29	135,750	(135,721)
10-Year Interest Rate Swap	Barclays Capital	4.26	02/11/26	22,625,000	22,625,000	136	142,537	(142,401)
2-Year Interest Rate Swap	Barclays Capital	3.79	02/11/26	144,000,000	144,000,000	14	218,880	(218,866)
2-Year Interest Rate Swap	Barclays Capital	3.41	02/11/26	82,080,000	82,080,000	32,101	144,625	(112,524)
20-Year Interest Rate Swap	Barclays Capital	3.46	02/11/26	15,630,000	15,630,000	6	89,091	(89,085)
20-Year Interest Rate Swap	Barclays Capital	3.55	02/11/26	13,710,000	13,710,000	14	117,906	(117,892)
30-Year Interest Rate Swap	Barclays Capital	3.44	02/11/26	13,020,000	13,020,000	5	92,442	(92,437)
30-Year Interest Rate Swap	Barclays Capital	3.50	02/11/26	11,420,000	11,420,000	8	117,626	(117,618)
5-Year Interest Rate Swap	Barclays Capital	3.93	02/11/26	60,457,500	60,457,500	206	211,601	(211,395)
5-Year Interest Rate Swap	Barclays Capital	3.53	02/11/26	34,460,000	34,460,000	72,249	151,624	(79,375)
5-Year Interest Rate Swap	Barclays Capital	2.78	02/11/26	45,950,000	45,950,000	23	111,199	(111,176)
5-Year Interest Rate Swap	Barclays Capital	2.93	02/11/26	40,305,000	40,305,000	77	174,118	(174,041)

Total Swaptions						$144,030	$1,911,438	$(1,767,408)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

I/O	Interest Only Security.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $529,653,090 or 31.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Security is not accruing interest.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2026.
(4)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(8)	Restricted security (Note 3).
(9)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2026, the value of these securities amounted to $4,853,455 or 0.3% of net assets.
(10)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(11)	Affiliated issuer.
(12)	Rate disclosed is the 7-day net yield as of January 31, 2026.
(13)	See options table for description of purchased options.
(14)	Fund sells foreign currency, buys USD.

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Securitized Bond Fund transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026		Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$70,921,370	$98,000,000	$146,500,000	22,421,370	#	$22,421,370	$209,267	$—	$—	$—
TCW Private Asset Income Fund — Share Class I	17,212,307	1,308,812	—	1,850,303		18,521,531	420,444	—	—	412

Total						$40,942,901	$629,711	$—	$—	$412

TCW Securitized Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$1,133,992,278	$—	$1,133,992,278
Residential Mortgage-Backed Securities — Non-Agency	—	412,617,511	—	412,617,511
Commercial Mortgage-Backed Securities — Non-Agency	—	240,449,115	—	240,449,115
Asset-Backed Securities	—	155,953,601	14,967,915	170,921,516
U.S. Treasury Securities	—	4,934,352	—	4,934,352
Commercial Mortgage-Backed Securities — Agency	—	3,945,333	—	3,945,333
Corporate Bonds	—	2,534,564	1,196,128	3,730,692

Total Fixed Income Securities	—	1,954,426,754	16,164,043	1,970,590,797

Equity Securities
Money Market Investments	28,897,489	—	—	28,897,489
Investment Companies	—	18,521,531	—	18,521,531

Total Equity Securities	28,897,489	18,521,531	—	47,419,020

Swaptions
Purchased Swaptions — OTC	—	144,030	—	144,030

Total Investments	$28,897,489	$1,973,092,315	$16,164,043	$2,018,153,847

Asset Derivatives
Futures Contracts
Interest Rate Risk	1,682,935	—	—	1,682,935

Total	$30,580,424	$1,973,092,315	$16,164,043	$2,019,836,782

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(3,139,771)	$—	$—	$(3,139,771)
Forward Currency Contracts
Foreign Currency Risk	—	(249,695)	—	(249,695)

Total	$(3,139,771)	$(249,695)	$—	$(3,389,466)

TCW White Oak Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Shares	Value
COMMON STOCK — 98.8%
Australia — 1.0%
Emerald Resources NL(1)	14,170	$67,022
Mader Group Ltd.	6,900	39,685
Stanmore Resources Ltd.	28,300	59,598

Total Australia (Cost: $115,779)		166,305

Brazil — 2.8%
B3 SA - Brasil Bolsa Balcao	21,600	66,629
Itau Unibanco Holding SA	8,466	67,818
MercadoLibre, Inc.(1)	59	126,720
Raia Drogasil SA	22,134	103,577
Rede D’Or Sao Luiz SA(2)	6,900	55,866
Vivara Participacoes SA	8,600	46,289

Total Brazil (Cost: $334,359)		466,899

Cameroon — 0.4% (Cost: $57,660)
Golar LNG Ltd.	1,470	59,667

Canada — 1.6%
DPM Metals, Inc.	2,420	84,905
G2 Goldfields, Inc.(1)	12,400	60,620
Lunr Royalties Corp.(1),(3)	550	146
Montage Gold Corp.(1)	7,600	68,695
Robex Resources, Inc.(1)	11,000	47,683

Total Canada (Cost: $148,442)		262,049

Chile — 0.4% (Cost: $43,083)
Lundin Mining Corp.	2,800	71,026

China — 20.4%
Alibaba Group Holding Ltd.	26,540	564,774
BOC Aviation Ltd.(2)	12,975	134,458
BYD Co. Ltd.	1,120	13,967
Centre Testing International Group Co. Ltd.	19,400	43,343
China Construction Bank Corp.	97,000	97,974
China Merchants Bank Co. Ltd.	15,800	96,561
China Merchants Bank Co. Ltd.	6,400	35,598
China Pacific Insurance Group Co. Ltd.	16,600	83,637
Contemporary Amperex Technology Co. Ltd.	2,700	136,234
Dongguan Yiheda Automation Co. Ltd.	11,236	43,822
Fuyao Glass Industry Group Co. Ltd.(2)	9,500	81,454
Haitian International Holdings Ltd.	12,900	39,918
Jiangsu Hengli Hydraulic Co. Ltd.	2,200	34,233
Kanzhun Ltd.	1,825	33,799
Kingdee International Software Group Co. Ltd.(1)	7,300	12,061
Kuaishou Technology(2)	10,730	109,663
Kweichow Moutai Co. Ltd.	380	76,605
Laopu Gold Co. Ltd.	970	95,896
Meituan(1),(2)	2,780	34,378
NAURA Technology Group Co. Ltd.	1,400	95,593
NetEase, Inc.	4,905	127,226
Neway Valve Suzhou Co. Ltd.	5,600	48,769
Shandong Sinocera Functional Material Co. Ltd.	12,500	53,786
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	700	19,053
Sinoseal Holding Co. Ltd.	4,900	26,480
Sunresin New Materials Co. Ltd.	11,000	106,375
Tencent Holdings Ltd.	10,505	807,681
Tencent Music Entertainment Group (ADR)	3,120	52,354
Trip.com Group Ltd.	1,230	75,515
Wuxi Biologics Cayman, Inc.(1),(2)	19,500	92,309
WuXi XDC Cayman, Inc.(1)	6,000	48,219
Yum China Holdings, Inc.	740	36,806
Zylox-Tonbridge Medical Technology Co. Ltd.(2)	13,500	42,679

Total China (Cost: $3,086,213)		3,401,220

Congo — 0.3% (Cost: $39,088)
Ivanhoe Mines Ltd.(1)	4,200	53,409

France — 0.4% (Cost: $72,719)
Hermes International SCA	27	65,198

Germany — 0.6% (Cost: $70,779)
Infineon Technologies AG	2,010	98,610

Great Britain — 0.5%
HSBC Holdings PLC	2,300	40,301
Inchcape PLC	3,500	39,216

Total Great Britain (Cost: $57,998)		79,517

Greece — 0.5%
Eurobank SA	12,800	62,780
Jumbo SA	900	26,810

Total Greece (Cost: $82,247)		89,590

Hong Kong — 3.3%
AIA Group Ltd.	13,850	159,843
Cowell e Holdings, Inc.(1)	7,000	27,227
Hong Kong Exchanges & Clearing Ltd.	3,100	170,959
Plover Bay Technologies Ltd.(4)	56,000	49,994
Prudential PLC	3,200	52,711
Techtronic Industries Co. Ltd.	6,800	92,859

Total Hong Kong (Cost: $456,193)		553,593

India — 14.8%
Aadhar Housing Finance Ltd.(1)	5,475	29,330
Ajax Engineering Ltd.(1)	4,400	24,839
Bajaj Finserv Ltd.	3,330	70,805
Bharat Electronics Ltd.	14,000	68,435
Bharti Airtel Ltd.	5,960	127,830
BSE Ltd.	1,570	47,391
Care Ratings Ltd.	1,840	32,163
Carraro India Ltd.	3,200	18,194
Cigniti Technologies Ltd.(1)	4,950	86,977
Coforge Ltd.	2,430	43,717
Computer Age Management Services Ltd.	6,880	52,075
Data Patterns India Ltd.	360	10,469
Elgi Equipments Ltd.	8,800	41,501
Embassy Office Parks REIT	13,000	61,162
Eternal Ltd.(1)	26,100	77,769
Eureka Forbes Ltd.(1)	6,100	36,312
Firstsource Solutions Ltd.	15,200	52,832
Five-Star Business Finance Ltd.	6,300	31,277
Godrej Consumer Products Ltd.	3,185	40,023
HDFC Bank Ltd.	14,140	142,935
Hindalco Industries Ltd.	5,100	53,099
ICICI Bank Ltd. (SP ADR) (India)	4,150	121,554
ICICI Prudential Asset Management Co. Ltd/India	2,580	82,683
Indigo Paints Ltd.	2,850	32,402
Info Edge India Ltd.	3,040	41,396
INOX India Ltd.	3,100	37,729
Intellect Design Arena Ltd.	3,350	33,433
InterGlobe Aviation Ltd.(2)	1,060	53,072
International Gemmological Institute India Ltd.	11,300	38,212

TCW White Oak Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Shares	Value
India (Continued)
Jindal Stainless Ltd.	6,000	$53,768
Kotak Mahindra Bank Ltd.	10,650	47,207
Krishna Institute of Medical Sciences Ltd.(1),(2)	8,300	54,228
Larsen & Toubro Ltd.	1,700	72,788
Latent View Analytics Ltd.(1)	5,000	22,175
Laxmi Dental Ltd.(1)	10,600	21,518
Mahindra & Mahindra Ltd.	2,360	88,443
MakeMyTrip Ltd.(1)	310	19,338
Manappuram Finance Ltd.	16,600	51,430
Mankind Pharma Ltd.	820	18,967
Nexus Select Trust	13,700	22,884
Onesource Specialty Pharma Ltd.(1)	1,310	17,421
PB Fintech Ltd.(1)	1,310	23,519
Senco Gold Ltd.	6,600	22,147
SJS Enterprises Ltd.	3,400	61,737
Sona Blw Precision Forgings Ltd.(2)	7,300	39,213
State Bank of India	7,320	85,783
Sudeep Pharma Ltd.(1)	5,300	34,950
Thyrocare Technologies Ltd.(2)	11,775	53,808
Torrent Pharmaceuticals Ltd.	360	15,480
Vijaya Diagnostic Centre Ltd.	3,850	40,271

Total India (Cost: $2,601,702)		2,456,691

Indonesia — 1.0%
Bank Central Asia Tbk. PT	258,300	114,130
Cisarua Mountain Dairy Tbk. PT	95,400	28,986
Map Aktif Adiperkasa PT	514,000	21,557

Total Indonesia (Cost: $181,628)		164,673

Italy — 0.2% (Cost: $32,445)
Moncler SpA	470	27,483

Japan — 0.3% (Cost: $24,485)
Disco Corp.	100	42,763

Malaysia — 0.6%
Hong Leong Bank Bhd.	9,200	60,207
Syarikat Takaful Malaysia Keluarga Bhd.	39,600	34,856

Total Malaysia (Cost: $75,995)		95,063

Mexico — 2.4%
BBB Foods, Inc.(1)	640	22,330
Grupo Aeroportuario del Centro Norte SAB de CV	3,090	45,455
Grupo Financiero Banorte SAB de CV	4,430	50,314
Grupo Mexico SAB de CV	12,050	133,948
Qualitas Controladora SAB de CV	3,400	31,893
Southern Copper Corp.	584	111,147

Total Mexico (Cost: $275,149)		395,087

Netherlands — 2.0%
ASM International NV	128	107,889
ASML Holding NV (Netherlands)	98	139,454
Prosus NV	1,420	82,226

Total Netherlands (Cost: $189,933)		329,569

Panama — 0.3% (Cost: $43,835)
Intercorp Financial Services, Inc.	1,100	53,878

Peru — 0.8%
Credicorp Ltd.	163	58,163
Minsur SA	42,000	81,696

Total Peru
(Cost: $97,504)		139,859

Philippines — 0.3%
Bank of the Philippine Islands	11,400	$24,008
BDO Unibank, Inc.	12,384	28,383

Total Philippines (Cost: $59,792)		52,391

Poland — 1.8%
Allegro.eu SA(1),(2)	3,500	28,887
Benefit Systems SA(1)	77	83,315
Diagnostyka SA	1,100	59,068
ING Bank Slaski SA	570	62,581
InPost SA(1)	2,000	31,461
KRUK SA	250	34,537

Total Poland (Cost: $231,928)		299,849

Portugal —0.4% (Cost: $63,213)
Jeronimo Martins SGPS SA	2,740	64,847

Saudi Arabia — 1.5%
Almasar Alshamil Education Co.(1)	6,500	39,513
Derayah Financial Co.(4)	6,430	46,426
Dr. Sulaiman Al Habib Medical Services Group Co.	650	45,335
Saudi Awwal Bank	3,100	29,456
Saudi National Bank	7,915	94,667

Total Saudi Arabia (Cost: $230,564)		255,397

Singapore — 1.5%
DBS Group Holdings Ltd.	870	40,538
Grab Holdings Ltd.(1)	11,200	48,160
Oversea-Chinese Banking Corp. Ltd.	9,360	156,596

Total Singapore (Cost: $204,193)		245,294

South Africa — 1.5%
Boxer Retail Ltd.	7,000	32,116
Clicks Group Ltd.	1,350	27,090
Discovery Ltd.	2,700	39,599
Naspers Ltd.	1,610	99,287
PSG Financial Services Ltd.	30,800	52,301

Total South Africa (Cost: $201,898)		250,393

South Korea — 14.6%
Coupang, Inc.(1)	3,460	69,754
Hanwha Aerospace Co. Ltd.(1)	75	67,514
HD Hyundai Electric Co. Ltd.	88	53,913
HD Hyundai Marine Solution Co. Ltd.	600	76,075
HYBE Co. Ltd.	430	111,134
KB Financial Group, Inc.	1,390	130,103
Kia Corp.	475	50,541
NICE Information Service Co. Ltd.	3,110	37,394
Samsung Electronics Co. Ltd.	8,930	986,539
Samsung Fire & Marine Insurance Co. Ltd.	100	34,806
Shinhan Financial Group Co. Ltd.	1,480	86,497
Silicon2 Co. Ltd.(1)	1,600	58,760
SK Hynix, Inc.	975	608,768
ST Pharm Co. Ltd.(1)	525	58,272

Total South Korea (Cost: $1,316,575)		2,430,070

Switzerland — 0.8% (Cost: $139,016)
Cie Financiere Richemont SA	723	140,888

Taiwan — 18.3%
Accton Technology Corp.	1,900	66,430
Advantech Co. Ltd.	5,600	52,848

TCW White Oak Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Shares	Value
Taiwan (Continued)
Alchip Technologies Ltd.	620	$60,871
Delta Electronics, Inc.	4,740	180,889
Dynapack International Technology Corp.	4,600	48,818
E Ink Holdings, Inc.	9,000	50,033
Elite Material Co. Ltd.	2,100	113,909
Gold Circuit Electronics Ltd.	3,100	67,695
Jentech Precision Industrial Co. Ltd.	750	66,450
MediaTek, Inc.	2,200	122,035
Nien Made Enterprise Co. Ltd.	2,800	37,778
Sporton International, Inc.	5,000	27,696
Taiwan Semiconductor Manufacturing Co. Ltd.	35,990	1,990,100
Visual Photonics Epitaxy Co. Ltd.	8,500	44,962
Voltronic Power Technology Corp.	1,460	39,216
WinWay Technology Co. Ltd.	660	81,134

Total Taiwan (Cost: $2,105,639)		3,050,864

Thailand — 0.2% (Cost: $39,970)
Mr. DIY Holding Thailand PCL	150,520	41,618

United Arab Emirates — 1.9%
ADNOC Drilling Co. PJSC	52,900	76,772
Emirates NBD Bank PJSC	12,200	103,310
Parkin Co. PJSC	27,500	46,302
Salik Co. PJSC	23,600	40,997
Spinneys 1961 Holding PLC	91,400	38,823
Talabat Holding PLC	62,000	15,713

Total United Arab Emirates (Cost: $285,560)		321,917

United States — 1.4%
Aura Minerals, Inc.	4,400	95,656
BeOne Medicines Ltd.(1)	3,150	83,100
Warrior Met Coal, Inc.	520	46,436

Total United States (Cost: $126,372)		225,192

Total Common Stock (Cost: $13,091,956)		16,450,869

PREFERRED STOCK — 0.3%
South Korea — 0.3% (Cost: $27,589)
Hyundai Motor Co.	248	45,783

Total Preferred Stock (Cost: $27,589)		45,783

MONEY MARKET INVESTMENTS — 0.0%
TCW Central Cash Fund, 3.65%(5),(6)	11	11

Total Money Market Investments (Cost: $11)		11

Total Investments (99.1%) (Cost: $13,119,556)		16,496,663
Excess Of Other Assets Over Liabilities (0.9%)		152,596

Total Net Assets (100.0%)		$16,649,259

TCW White Oak Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Notes to the Schedule of Investments:
ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
PJSC	Private Joint-Stock Company.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $780,015 or 4.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2026, the value of these securities amounted to $96,420 or 0.6% of net assets.
(5)	Affiliated issuer.
(6)	Rate disclosed is the 7-day net yield as of January 31, 2026.

TCW White Oak Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (Continued)	January 31, 2026

The summary of the TCW White Oak Emerging Markets Equity Fund transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$11	$—	$—	11	$11	$—	$—	$—	$—

Total					$11	$—	$—	$—	$—

TCW White Oak Emerging Markets Equity Fund

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Semiconductors & Semiconductor Equipment	$139,454	$3,319,175	$—	$3,458,629
Banks	505,894	1,385,448	—	1,891,342
Metals & Mining	759,565	329,143	146	1,088,854
Technology Hardware, Storage & Peripherals	—	1,039,387	—	1,039,387
Broadline Retail	196,474	775,174	—	971,648
Interactive Media & Services	—	958,740	—	958,740
Capital Markets	82,683	415,869	—	498,552
Electronic Equipment, Instruments & Components	—	488,571	—	488,571
Machinery	24,839	459,580	—	484,419
Insurance	106,298	354,566	—	460,864
Professional Services	33,799	357,042	—	390,841
Textiles, Apparel & Luxury Goods	—	375,754	—	375,754
Health Care Providers & Services	99,563	209,013	—	308,576
Entertainment	52,354	238,360	—	290,714
Consumer Staples Distribution & Retail	93,269	195,514	—	288,783
Hotels, Restaurants & Leisure	19,338	240,181	—	259,519
Electrical Equipment	—	229,363	—	229,363
Chemicals	34,950	192,563	—	227,513
Automobile Components	—	182,404	—	182,404
Life Sciences Tools & Services	—	157,949	—	157,949
Automobiles	—	152,951	—	152,951
Aerospace & Defense	—	146,418	—	146,418
Trading Companies & Distributors	—	134,458	—	134,458
IT Services	—	130,694	—	130,694
Wireless Telecommunication Services	—	127,830	—	127,830
Consumer Finance	—	117,244	—	117,244
Communications Equipment	—	116,424	—	116,424
Specialty Retail	68,428	43,704	—	112,132
Financial Services	—	100,135	—	100,135
Distributors	39,216	58,760	—	97,976
Pharmaceuticals	—	92,719	—	92,719
Transportation Infrastructure	86,452	—	—	86,452
Commercial Services & Supplies	39,685	46,302	—	85,987
Health Care Equipment & Supplies	—	83,250	—	83,250
Biotechnology	—	83,100	—	83,100
Energy Equipment & Services	76,772	—	—	76,772
Beverages	—	76,605	—	76,605
Household Durables	—	74,090	—	74,090
Construction & Engineering	—	72,788	—	72,788
Office REITs	—	61,162	—	61,162
Oil, Gas & Consumable Fuels	59,667	—	—	59,667
Passenger Airlines	—	53,072	—	53,072
Ground Transportation	48,160	—	—	48,160
Software	—	45,494	—	45,494
Personal Care Products	—	40,023	—	40,023
Diversified Consumer Services	39,513	—	—	39,513
Air Freight & Logistics	—	31,461	—	31,461
Food Products	28,986	—	—	28,986
Retail REITs	22,884	—	—	22,884

Total Common Stock	2,658,243	13,792,480	146	16,450,869

Money Market Investments	11	—	—	11
Preferred Stock
Automobiles	—	45,783	—	45,783

Total Investments	$2,658,254	$13,838,263	$146	$16,496,663

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Shares Not Listed; No Market for Shares. The TCW Private Asset Income Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the TCW Private Asset Income Fund does not currently intend to list the Shares for trading on any securities exchange, and the TCW Private Asset Income Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the TCW Private Asset Income Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of January 31, 2026 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Core Fixed Income Fund	Asset-Backed Securities	Total
Balance as of October 31, 2025	$3,416,058	$3,416,058
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	30,532	30,532
Purchases	—	—
Sales	(78,916)	(78,916)
Transfers in to Level 3*	—	—
Transfers out of Level 3*	—	—

Balance as of January 31, 2026	$3,367,674	$3,367,674

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2026	$30,532	$30,532

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Securitized Bond Fund	Asset-Backed Securities	Residential Mortgage- Backed Securities — Non- Agency	Total
Balance as of October 31, 2025	$19,248,876	$—	$19,248,876
Accrued Discounts (Premiums)	—	—	—
Realized Gain (Loss)	(3,800,498)	406	(3,800,092)
Change in Unrealized Appreciation (Depreciation)	3,738,626	110	3,738,736
Purchases	61	3,291	3,352
Sales	(2,482,950)	(3,807)	(2,486,757)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	(1,736,200)	—	(1,736,200)

Balance as of January 31, 2026	$14,967,915	$—	$14,967,915

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2026	$(61)	$110	$49

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW White Oak Emerging Markets Equity Fund	Common Stock	Total
Balance as of October 31, 2025	$141	$141
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	5	5
Purchases	—	—
Sales	—	—
Transfers into Level 3 *	—	—
Transfers out of Level 3 *	—	—

Balance as of January 31, 2026	$146	$146

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2026	$5	$5

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuation inputs for Level 3 investments as of January 31, 2026 are as follows:

Description	Fair Value at 1/31/2026	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Core Fixed Income Fund
Asset-Backed Securities	$3,367,674	Broker Quote	Offered Quote	$94.625	$94.625	Increase
TCW Securitized Bond
Asset-Backed Securities	$1	Fair Value	Zero Market Value	$0.000	$0.000	Increase
Asset-Backed Securities	$14,967,914	Broker Quote	Offered Quote	$100.000	$100.000	Increase
Residential Mortgage-Backed Securities — Non-Agency	$0	Fair Value	Zero Market Value	$0.000	$0.000	Increase
TCW White Oak Emerging Markets Equity Fund
Common Stock	$146	Fair Value	Offered Quote	$0.266	$0.266	Increase

Note 2 – Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended January 31, 2026.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2026.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended January 31, 2026.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2026.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at January 31, 2026 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Securitized Bond Fund utilized futures during the period ended January 31, 2026 to help manage interest rate duration of those Funds. Futures contracts outstanding at January 31, 2026 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended January 31, 2026, the TCW Emerging Markets Local Currency Income Fund entered into options contracts.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended January 31, 2026, the TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Securitized Bond Fund held purchased swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended January 31, 2026, the Funds did not enter into interest rate swaps.

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at January 31, 2026 are listed below:

TCW Global Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
ModivCare, Inc., 0.00%, 10/01/29	01/12/26	$17,558	$331	0.00%

		$17,558	$331	0.00%

TCW Securitized Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
New Mountain CLO 8 Ltd. Series CLO-8A, Class M, 0.00%, 10/20/38	09/16/25	$43	$0	0.00%

		$43	$0	0.00%